UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Investment Companies	Value
	Diversified Equity Funds (35.8% of Net Assets)
143,682	TCW / Gargoyle Dynamic 500 Fund — I Class (1)	$1,533,083
188,925	TCW / Gargoyle Hedged Value Fund — I Class (1)	1,755,110
128,035	TCW High Dividend Equities Fund — I Class (1)	1,218,897
74,408	TCW International Growth Fund — I Class (1)	757,474
133,015	TCW New America Premier Equities Fund — I Class (1)	1,540,309
89,905	TCW Relative Value Large Cap Fund — I Class (1)	2,007,580
67,928	TCW Select Equities Fund — I Class (1)	1,697,510
	Total Diversified Equity Funds	10,509,963
	Diversified Fixed Income Funds (58.8%)
380,186	Metropolitan West Total Return Bond Fund — I Class (1)	4,007,159
73,184	TCW Global Bond Fund — I Class (1)	694,520
339,756	Metropolitan West Low Duration Bond Fund — I Class (1)	2,962,674
971,916	TCW Total Return Bond Fund — I Class (1)	9,592,812
	Total Diversified Fixed Income Funds	17,257,165
	Total Investment Companies (Cost: $26,029,172) (94.6%)	27,767,128

	Money Market Investments
1,458,062	Fidelity Prime Money Market Portfolio — Select Class, 0.77% (2)	1,458,062
110,116	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	110,116

	Total Money Market Investments (Cost: $1,568,178) (5.4%)	1,568,178
	Total Investments (Cost: $27,597,350) (100.0%)	29,335,306
	Excess of Other Assets over Liabilities (0.0%)	7,752
	Net Assets (100.0%)	$29,343,058

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Diversified Equity Funds	35.8%
Diversified Fixed Income Funds	58.8
Money Market Investments	5.4

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$27,767,128	$—	$—	$27,767,128
Money Market Investments	1,568,178	—	—	1,568,178
Total Investments	$29,335,306	$—	$—	$29,335,306

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Argentina (2.6% of Net Assets)
370	MercadoLibre, Inc.	$68,594
1,700	Tenaris S.A. (ADR)	59,568
	Total Argentina (Cost: $102,156)	128,162
	Brazil (5.1%)
1,400	Banco do Brasil S.A.	13,845
7,300	Banco Santander Brasil S.A.	72,659
1,000	Cosan SA Industria e Comercio	12,802
15,300	Gerdau S.A. (SP ADR)	58,599
9,700	Petroleo Brasileiro S.A. (SP ADR) (1)	99,522
	Total Brazil (Cost: $207,499)	257,427
	Chile (Cost: $12,525) (0.3%)
250	Banco de Credito e Inversiones	12,903
	China (18.6%)
1,584	Alibaba Group Holding, Ltd. (SP ADR) (1)	160,475
50,000	Aluminum Corp. of China, Ltd. — Class H (1)	25,824
70,000	Angang Steel Co., Ltd. — Class H (1)	53,588
600	CNOOC, Ltd. (SP ADR)	75,498
4,500	Kingboard Chemical Holdings, Ltd.	15,484
499	Kweichow Moutai Co., Ltd.	24,989
4,100	Melco Crown Entertainment, Ltd. (ADR)	69,044
2,406	Micron Technology, Inc. (1)	58,009
22,150	Ping An Insurance Group Co. of China, Ltd. — Class H	113,618
96,144	Q Technology Group Co., Ltd. (1)	64,603
35,500	Sino-Ocean Land Holdings, Ltd.	15,288
9,800	Tencent Holdings, Ltd.	256,210
	Total China (Cost: $824,203)	932,630
	Colombia (Cost: $12,359) (0.3%)
3,600	Interconexion Electrica SA ESP	13,027
	Egypt (1.1%)
6,000	Commercial International Bank Egypt SAE	24,214
2,840	Eastern Tobacco	29,224
	Total Egypt (Cost: $61,279)	53,438
	Hungary (1.5%)
180	MOL Hungarian Oil & Gas PLC	12,687

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Hungary (Continued)
2,119	OTP Bank PLC	$65,174

	Total Hungary (Cost: $73,279)	77,861

	India (3.5%)
2,221	Bharat Financial Inclusion, Ltd. (1)	24,135
311	Maruti Suzuki India, Ltd.	27,090
10,716	Tata Steel, Ltd.	73,358
14,160	Vedanta, Ltd.	53,130

	Total India (Cost: $163,815)	177,713

	Indonesia (1.4%)
40,200	Bank Central Asia Tbk PT	46,076
573,200	Sumber Alfaria Trijaya Tbk PT	24,469

	Total Indonesia (Cost: $74,485)	70,545

	Italy (Cost: $89,311) (2.0%)
24,457	PRADA SpA	101,328

	Kenya (Cost: $97,335) (2.1%)
577,700	Safari.com, Ltd.	103,240

	Luxembourg (Cost: $74,113) (1.4%)
9,318	ArcelorMittal (1)	72,738

	Malaysia (Cost: $52,586) (1.4%)
194,550	My EG Services BHD	69,844

	Mexico (4.4%)
3,900	America Movil S.A.B. de C.V. — Class L (SP ADR)	49,179
8,800	Cemex S.A.B. de C.V. (SP ADR) (1)	81,488
88,470	Genomma Lab Internacional S.A.B. de C.V. (1)	92,558

	Total Mexico (Cost: $214,558)	223,225

	Pakistan (Cost: $52,059) (1.1%)
22,550	Habib Bank, Ltd.	56,157

	Poland (Cost: $38,166) (0.8%)
1,200	Bank Pekao S.A.	40,635

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Qatar (Cost: $13,217) (0.3%)
450	Ooredoo QSC	$12,976

	Russia (11.6%)
27,800	Aeroflot PJSC (1)	80,397
38,400	Alrosa PJSC	67,707
460,000	Inter RAO UES PJSC	31,174
11,480	Mobile TeleSystems PJSC	52,988
347,000	Mosenergo PJSC	16,387
414	NovaTek PJSC (GDR)	52,412
14,990	Rosneft Oil Co. PJSC	99,700
1,349,000	ROSSETI PJSC	27,831
44,220	Sberbank of Russia	126,740
775	Severstal PJSC (GDR)	12,284
346,000	Unipro PJSC	16,289

	Total Russia (Cost: $444,952)	583,909

	South Africa (4.0%)
26,500	FirstRand, Ltd.	98,679
2,889	Nedbank Group, Ltd.	49,814
5,004	Standard Bank Group, Ltd.	53,491

	Total South Africa (Cost: $190,008)	201,984

	South Korea (10.4%)
225	Hyundai Mobis Co., Ltd. (1)	46,808
420	Hyundai Motor Co.	50,563
1,600	KB Financial Group, Inc. (ADR)	64,960
400	Korea Gas Corp.	15,974
202	Samsung Electronics Co., Ltd.	343,557

	Total South Korea (Cost: $429,282)	521,862

	Taiwan (13.4%)
88,508	Cathay Financial Holding Co., Ltd.	134,787
71,000	China Life Insurance Co., Ltd.	69,486
21,000	CTBC Financial Holding Co., Ltd.	11,962
62,800	Fubon Financial Holding Co., Ltd.	102,066
18,000	Powertech Technology, Inc.	49,336
3,873	Silergy Corp.	58,836
7,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	246,353

	Total Taiwan (Cost: $581,272)	672,826

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Thailand (1.4%)
17,900	KCE Electronics PCL (ADR)	$55,455
1,200	PTT PCL (NVDR) (ADR)	13,774

	Total Thailand (Cost: $55,613)	69,229

	United Arab Emirates (2.4%)
11,700	Emaar Properties PJSC	23,644
4,755	NMC Health PLC	98,259

	Total United Arab Emirates (Cost: $97,831)	121,903

	United Kingdom (Cost: $94,684) (2.3%)
6,745	Anglo American PLC (1)	116,282

	Total Common Stock (Cost: $4,056,587) (93.4%)	4,691,844

	Preferred Stock
	Brazil (3.4%)
4,100	Cia Brasileira de Distribuicao, 0.28% (ADR)	75,194
6,310	Itau Unibanco Holding S.A., 3.46% (ADR)	74,521
11,200	Usinas Siderurgicas de Minas Gerais S.A., 5.42%	18,712

	Total Brazil (Cost: $141,860)	168,427

	Total Preferred Stock (Cost: $141,860) (3.4%)	168,427

	Participation Notes
	Saudi Arabia (2.3%)
4,990	Al Rajhi Bank (HSBC as Counterparty)	88,451
4,880	Samba Financial Group (HSBC as Counterparty)	29,119

	Total Saudi Arabia (Cost: $102,228)	117,570

	Total Participation Notes (Cost: $102,228) (2.3%)	117,570

	Money Market Investments (1.8%)
91,590	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	91,590

	Total Money Market Investments (Cost: $91,590) (1.8%)	91,590

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	January 31, 2017

Total Investments (Cost: $4,392,265) (100.9%)	5,069,431
Liabilities in Excess of Other Assets (-0.9%)	(43,251)

Total Net Assets (100.0%)	$5,026,180

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Airlines	1.6%
Auto Components	0.9
Automobiles	1.5
Banks	16.5
Beverages	0.5
Construction Materials	1.6
Consumer Finance	0.5
Diversified Financial Services	3.9
Diversified Telecommunication Services	0.3
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	0.3
Electronics	1.1
Energy Equipment & Services	1.2
Food & Staples Retailing	2.0
Gas Utilities	0.3
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.4
Household Durables	1.3
Independent Power and Renewable Electricity Producers	0.3
Insurance	6.3
Internet Software & Services	9.7
IT Services	1.4
Metals & Mining	11.0
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	1.8
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	8.3
Technology Hardware, Storage & Peripherals	6.9
Textiles, Apparel & Luxury Goods	2.0
Tobacco	0.6
Wireless Telecommunication Services	4.2
Money Market Investments	1.8

Total	100.9%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$80,397	$—	$80,397
Auto Components	—	46,808	—	46,808
Automobiles	—	77,653	—	77,653
Banks	134,020	504,609	—	638,629
Beverages	—	24,989	—	24,989
Construction Materials	81,488	—	—	81,488
Consumer Finance	—	24,135	—	24,135
Diversified Financial Services	—	200,745	—	200,745
Diversified Telecommunication Services	12,976	—	—	12,976
Electric Utilities	13,027	75,392	—	88,419
Electronic Equipment, Instruments & Components	—	15,484	—	15,484
Electronics	—	55,455	—	55,455
Energy Equipment & Services	59,568	—	—	59,568
Food & Staples Retailing	24,469	—	—	24,469
Gas Utilities	—	15,974	—	15,974
Health Care Providers & Services	—	98,259	—	98,259
Hotels, Restaurants & Leisure	69,044	—	—	69,044
Household Durables	—	64,603	—	64,603
Independent Power and Renewable Electricity Producers	—	16,289	—	16,289
Insurance	—	317,891	—	317,891
Internet Software & Services	229,069	256,210	—	485,279
IT Services	—	69,844	—	69,844
Metals & Mining	70,883	462,628	—	533,511
Oil, Gas & Consumable Fuels	227,432	138,963	—	366,395
Pharmaceuticals	92,558	—	—	92,558
Real Estate Management & Development	—	38,932	—	38,932
Semiconductors & Semiconductor Equipment	304,362	108,172	—	412,534
Technology Hardware, Storage & Peripherals	—	343,557	—	343,557
Textiles, Apparel & Luxury Goods	—	101,328	—	101,328
Tobacco	29,224	—	—	29,224
Wireless Telecommunication Services	152,419	52,988	—	205,407

Total Common Stock	1,500,539	3,191,305	—	4,691,844

Preferred Stock
Banks	74,521	—	—	74,521
Food & Staples Retailing	75,194	—	—	75,194
Metals & Mining	—	18,712	—	18,712

Total Preferred Stock	149,715	18,712	—	168,427

Participation Notes
Banks	—	117,570	—	117,570

Total Participation Notes	—	117,570	—	117,570

Money Market Investments	91,590	—	—	91,590

Total Investments	$1,741,844	$3,327,587	$—	$5,069,431

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (4.5% of Net Assets)
	$150,000	Aeropuertos Argentina 2000 S.A., (144A), 6.875%, due 02/01/27 (1)	$151,838
ARS	1,325,000	Argentina Treasury Bond BONCER, 2.5%, due 07/22/21	94,769
ARS	1,500,000	Argentine Bonos del Tesoro, 16%, due 10/17/23	98,594
ARS	1,140,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	76,482
	$455,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38 (2)	281,645
	150,000	Argentine Republic Government International Bond, (144A), 6.875%, due 01/26/27 (1)	148,800
	100,000	Argentine Republic Government International Bond, (144A), 7.125%, due 07/06/36 (1)	94,350
	350,000	Argentine Republic Government International Bond, (Reg. S), 6.625%, due 07/06/28 (3)	338,187
ARS	1,575,000	Banco Hipotecario S.A., (144A), 22.333%, due 01/12/20 (1)(2)	95,912
	$150,000	Genneia S.A., (144A), 8.75%, due 01/20/22 (1)	154,125
	150,000	Pampa Energia S.A., (144A), 7.5%, due 01/24/27 (1)	148,682
	40,000	YPF S.A., (144A), 23.854%, due 07/07/20 (1)(2)	44,025

		Total Argentina (Cost: $1,768,220)	1,727,409

		Bahrain (Cost: $404,811) (1.1%)
	$400,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28 (1)	411,250

		Brazil (7.0%)
	200,000	Andrade Gutierrez International S.A., (Reg. S), 4%, due 04/30/18 (3)	181,000
	200,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49(2)(3)	203,000
	225,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (3)	219,263
BRL	1,045,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	315,673
BRL	225,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	70,253
	$200,000	Brazilian Government International Bond, 4.875%, due 01/22/21	208,400
	225,000	Brazilian Government International Bond, 5%, due 01/27/45	193,219
	200,000	Minerva Luxembourg S.A., (144A), 6.5%, due 09/20/26 (1)	198,000
	280,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	259,980
	110,000	Petrobras Global Finance BV, 5.625%, due 05/20/43	86,867
	200,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	178,080
	295,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	307,006
	215,000	Petrobras Global Finance BV, 8.75%, due 05/23/26	242,412

		Total Brazil (Cost: $2,521,309)	2,663,153

		Chile (Cost: $204,637) (0.5%)
	200,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20 (3)	208,500

		China (Cost: $48,050) (0.1%)
	50,429	Kaisa Group Holdings, Ltd., (Reg. S), 7.56%, due 12/31/19 (3)	48,528

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Colombia (1.1%)
$200,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20 (3)	$200,000
200,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26 (1)	208,300

	Total Colombia (Cost: $391,238)	408,300

	Costa Rica (0.9%)
200,000	Banco Nacional de Cost Rica, (144A), 5.875%, due 04/25/21 (1)	209,050
125,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (3)	120,745

	Total Costa Rica (Cost: $311,797)	329,795

	Dominican Republic (1.6%)
200,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26 (1)	210,100
40,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	42,664
100,000	Dominican Republic International Bond, (Reg. S), 5.5%, due 01/27/25 (3)	99,370
150,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45 (3)	148,125
100,000	Dominican Republic International Bond, (Reg. S), 7.45%, due 04/30/44 (3)	105,000

	Total Dominican Republic (Cost: $589,377)	605,259

	Ecuador (1.1%)
200,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26 (1)	212,500
200,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24 (3)	198,000

	Total Ecuador (Cost: $378,064)	410,500

	Egypt (1.0%)
200,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22 (1)	202,000
200,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27 (1)	200,500

	Total Egypt (Cost: $400,999)	402,500

	El Salvador (0.9%)
45,000	El Salvador Government International Bond, (Reg. S), 5.875%, due 01/30/25 (3)	39,544
50,000	El Salvador Government International Bond, (Reg. S), 6.375%, due 01/18/27 (3)	44,125
150,000	El Salvador Government International Bond, (Reg. S), 7.625%, due 02/01/41 (3)	130,500
140,000	El Salvador Government International Bond, (Reg. S), 7.65%, due 06/15/35 (3)	123,900

	Total El Salvador (Cost: $390,922)	338,069

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Ghana (Cost: $205,424) (0.6%)
	$220,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (3)	$215,600

		Greece (Cost: $198,355) (0.5%)
EUR	204,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (3)(1)	203,454

		Guatemala (Cost: $263,374) (0.7%)
	$250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	263,125

		Honduras (Cost: $150,000) (0.4%)
	150,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27 (1)	149,700

		Hungary (Cost: $281,852) (0.7%)
	250,000	Hungary Government International Bond, 5.375%, due 02/21/23	273,145

		Indonesia (1.4%)
IDR	1,650,000,000	Indonesia Treasury Bond, 8.375%, due 09/15/26	129,356
	$400,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (3)	399,000

		Total Indonesia (Cost: $524,586)	528,356

		Kazakhstan (Cost: $196,800) (0.5%)
	200,000	Tengizchevroil Finance Co. International, Ltd., (144A), 4%, due 08/15/26 (1)	188,250

		Lebanon (1.9%)
	245,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23 (3)	242,631
	130,000	Lebanon Government International Bond, 6.15%, due 06/19/20	131,300
	125,000	Lebanon Government International Bond, 6.375%, due 03/09/20	127,884
	60,000	Lebanon Government International Bond, (Reg. S), 5.15%, due 06/12/18 (3)	60,528
	150,000	Lebanon Government International Bond, (Reg. S), 5.15%, due 11/12/18 (3)	150,858

		Total Lebanon (Cost: $705,329)	713,201

		Mexico (3.5%)
	200,000	Banco Mercantil del Norte S.A., (144A), 5.75%, due 10/04/31 (1)(2)	186,880
	200,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23 (1)	200,500
	100,000	Mexico Government International Bond, 4.75%, due 03/08/44	92,125
	90,000	Petroleos Mexicanos, (144A), 4.607%, due 03/11/22 (1)(2)	93,600
	90,000	Petroleos Mexicanos, 5.5%, due 06/27/44	74,285
	511,000	Petroleos Mexicanos, (144A), 6.5%, due 03/13/27 (1)	526,177
	95,000	Petroleos Mexicanos, 6.75%, due 09/21/47	89,656

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
MXN	1,750,000	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24 (3)	$71,019

		Total Mexico (Cost: $1,339,075)	1,334,242

		Mongolia (Cost: $193,084) (0.5%)
	$200,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (3)	194,257

		Panama (Cost: $207,081) (0.5%)
	200,000	AES Panama SRL, (144A), 6%, due 06/25/22 (1)	206,500

		Paraguay (Cost: $149,244) (0.4%)
	150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	159,195

		Peru (Cost: $148,878) (0.4%)
	145,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (2)(3)	158,050

		Russia (2.2%)
	200,000	GTH Finance BV, (144A), 7.25%, due 04/26/23 (1)	218,500
	200,000	Lukoil International Finance BV, (Reg. S), 4.563%, due 04/24/23 (3)	202,050
	400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.75%, due 05/27/26 (3)	413,800

		Total Russia (Cost: $814,092)	834,350

		Serbia (Cost: $205,690) (0.5%)
	200,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20 (3)	205,770

		South Africa (2.1%)
	200,000	Eskom Holdings SOC Ltd, (Reg. S), 5.75%, due 01/26/21 (3)	199,820
	200,000	Gold Fields Orogen Holdings BVI Ltd., (Reg. S), 4.875%, due 10/07/20 (3)	203,500
	200,000	MTN Mauritius Investment, Ltd., (144A), 6.5%, due 10/13/26 (1)	203,500
	200,000	South Africa Government International Bond, 4.3%, due 10/12/28	188,250

		Total South Africa (Cost: $800,781)	795,070

		Sri Lanka (1.3%)
	290,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (3)	292,356
	200,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (3)	206,335

		Total Sri Lanka (Cost: $499,834)	498,691

		Turkey (Cost: $709,897) (1.7%)
	750,000	Turkey Government International Bond, 4.25%, due 04/14/26	672,960

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Ukraine (1.9%)
$115,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(2)(4)	$34,213
325,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20 (3)	318,987
385,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/21 (3)	373,835

	Total Ukraine (Cost: $753,187)	727,035

	Uruguay (Cost: $65,425) (0.2%)
70,000	Uruguay Government International Bond, 5.1%, due 06/18/50	65,425

	Venezuela (1.6%)
1,040,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (3)	395,200
235,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (3)	143,350
155,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	74,206

	Total Venezuela (Cost: $549,028)	612,756

	Total Fixed Income Securities (Cost: $16,370,440) (43.3%)	16,552,395

Number of Shares	Preferred Stock
	Brazil (2.1%)
19,300	Cia Brasileira de Distribuicao, 1.08% (ADR)	353,962
37,070	Itau Unibanco Holding S.A., 3.27% (ADR)	437,797

	Total Brazil (Cost: $646,049)	791,759

	Total Preferred Stock (Cost: $646,049) (2.1%)	791,759

	Common Stock
	Argentina (1.7%)
1,480	MercadoLibre, Inc.	274,377
10,700	Tenaris S.A. (ADR)	374,928

	Total Argentina (Cost: $516,379)	649,305

	Brazil (2.8%)
31,100	Banco Santander Brasil S.A.	309,549
13,600	CVC Brasil Operadora e Agencia de Viagens S.A.	112,427
51,500	Gerdau S.A. (SP ADR)	197,245

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Brazil (Continued)
44,700	Petroleo Brasileiro S.A. (SP ADR) (5)	$458,622

	Total Brazil (Cost: $864,184)	1,077,843

	China (9.4%)
5,162	Alibaba Group Holding, Ltd. (SP ADR) (5)	522,962
210,000	Aluminum Corp. of China, Ltd. — Class H (5)	108,461
150,000	Angang Steel Co., Ltd. — Class H (5)	114,832
3,536	CNOOC, Ltd. (SP ADR)	444,935
2,096	Kweichow Moutai Co., Ltd.	104,964
16,600	Melco Crown Entertainment, Ltd. (ADR)	279,544
5,655	Micron Technology, Inc. (5)	136,342
106,150	Ping An Insurance Group Co. of China, Ltd. — Class H	544,494
513,621	Q Technology Group Co., Ltd. (5)	345,125
37,112	Tencent Holdings, Ltd.	970,250

	Total China (Cost: $2,868,533)	3,571,909

	Egypt (1.4%)
93,923	Commercial International Bank Egypt SAE	379,037
16,700	Eastern Tobacco	171,847

	Total Egypt (Cost: $650,059)	550,884

	Hungary (Cost: $281,583) (0.8%)
9,917	OTP Bank PLC	305,016

	India (3.0%)
1,455	Maruti Suzuki India, Ltd.	126,738
10,365	SKS Microfinance, Ltd. (5)	112,633
31,750	State Bank of India	121,836
40,347	Tata Steel, Ltd.	276,204
134,585	Vedanta, Ltd.	504,982

	Total India (Cost: $1,072,590)	1,142,393

	Indonesia (Cost: $205,549) (0.5%)
211,900	Bank Rakyat Indonesia Persero Tbk PT	186,068

	Italy (Cost: $380,145) (1.2%)
109,940	PRADA SpA	455,495

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Kenya (Cost: $260,821) (1.1%)
2,287,700	Safari.com, Ltd.	$408,833

	Luxembourg (Cost: $350,492) (0.9%)
44,057	ArcelorMittal (5)	343,918

	Malaysia (Cost: $206,296) (0.7%)
786,312	My EG Services BHD	282,288

	Mexico (2.5%)
17,700	America Movil S.A.B. de C.V. — Series L (ADR)	223,197
26,600	Cemex S.A.B. de C.V. (SP ADR) (5)	246,316
464,150	Genomma Lab Internacional S.A.B. de C.V. Class B (5)	485,596

	Total Mexico (Cost: $953,489)	955,109

	Pakistan (Cost: $142,272) (0.6%)
85,799	Habib Bank, Ltd.	213,669

	Poland (Cost: $173,816) (0.5%)
5,465	Bank Pekao S.A.	185,056

	Russia (5.7%)
120,300	Aeroflot PJSC (5)	347,905
211,800	Alrosa PJSC	373,446
2,136,000	Inter RAO UES PJSC	144,757
52,760	Mobile TeleSystems PJSC	243,522
1,449,000	Mosenergo PJSC	68,426
1,950	Novatek PJSC, (Reg. S) (GDR) (3)	246,870
46,920	Rosneft Oil Co PJSC	312,069
5,119,000	ROSSETI PJSC	105,610
110,745	Sberbank of Russia PJSC	317,409

	Total Russia (Cost: $1,625,411)	2,160,014

	South Africa (2.7%)
156,675	FirstRand, Ltd.	583,416
13,664	Nedbank Group, Ltd.	235,603
21,271	Standard Bank Group, Ltd.	227,381

	Total South Africa (Cost: $975,980)	1,046,400

	South Korea (6.0%)
1,000	Hyundai Mobis	208,036
1,870	Hyundai Motor Co.	225,126

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	South Korea (Continued)
7,400	KB Financial Group, Inc. (ADR) (5)	$300,440
927	Samsung Electronics Co., Ltd.	1,576,618

	Total South Korea (Cost: $1,928,106)	2,310,220

	Taiwan (6.3%)
314,000	Cathay Financial Holding Co., Ltd.	478,184
332,000	China Life Insurance Co., Ltd.	324,921
294,700	Fubon Financial Holding Co., Ltd.	478,961
85,000	Powertech Technology, Inc.	232,979
16,500	Silergy Corp.	250,656
106,612	Taiwan Semiconductor Manufacturing Co., Ltd.	635,286

	Total Taiwan (Cost: $2,018,857)	2,400,987

	Thailand (Cost: $172,083) (0.7%)
91,100	KCE Electronics PCL (NVDR)	282,234

	United Arab Emirates (1.3%)
55,000	Emaar Properties PJSC	111,148
19,000	NMC Health PLC	392,624

	Total United Arab Emirates (Cost: $408,935)	503,772

	United Kingdom (Cost: $375,838) (1.2%)
27,359	Anglo American PLC (5)	471,660

	Total Common Stocks (Cost: $16,431,418) (51.0%)	19,503,073

	Participation Notes
	Saudi Arabia (1.4%)
12,320	Al Rajhi Bank (HSBC as Counterparty)	218,380
8,150	Al Mouwasat Medical Services (HSBC as Counterparty)	312,947

	Total Saudi Arabia (Cost: $428,481)	531,327

	Total Participation Notes (Cost: $428,481) (1.4%)	531,327

Notional Amount	Currency Options
$165,000	USD Call / TRY Put, Strike Price TRY 4.00, Expires 4/4/17 (6)	3,345
145,000	USD Put / TRY Call, Strike Price MXN 3.55, Expires 3/3/17 (6)	10,003

	Total Currency Options (Cost: $9,208) (0.0%)	13,348

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Money Market Investments	Value
1,180,258	State Street Institutional U.S. Government Money Market Fund — Premier Class (7)	$1,180,258

	Total Money Market Investments (Cost: $1,180,258) (3.1%)	1,180,258

Principal Amount	Short-Term Investments
	U.S. Treasury Security (Cost: $19,982) (0.1%)
$20,000	U.S. Treasury Bill, 0.5%, due 04/06/17 (8)	19,982

	Total Short-Term Investments (Cost: $19,982) (0.1%)	19,982

	Total Investments (Cost: $35,085,836) (101.0%)	38,592,142
	Liabilities in Excess of Other Assets (-1.0%)	(374,767)

	Total Net Assets (100.0%)	$38,217,375

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
2	10-Year U.S. Treasury Note Futures	03/22/17	$268,313	$2,371

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (9)
Bank of America	BRL	820,750	07/12/17	$245,000	$250,965	$(5,965)
Citibank N.A.	BRL	311,220	03/21/17	90,000	97,736	(7,736)

				$335,000	$348,701	$(13,701)

Written Options - OTC

Notional Amount	Description	Premiums (Received)	Value
$165,000	USD Call / TRY Put, Strike Price TRY 4.40, Expires 4/25/17 (6)	$(1,241)	$(913)
145,000	USD Put / TRY Call, Strike Price TRY 3.80, Expires 3/3/17 (6)	(1,926)	(2,931)

		$(3,167)	$(3,844)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Credit Default Swaps - Buy Protection

Notional Amount(10)	Implied Credit Spread(11)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value(12)
OTC Swaps
100,000	1.67%	12/20/21	Citibank N.A., Mexico Government Bond, 5.95%, 03/19/19	1%	(57)	3,082	3,025
100,000	1.56%	12/20/21	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/23	1%	(1,422)	3,873	2,451
100,000	1.108%	12/20/21	Bank of America, China Government Bond, 7.5%, 10/28/27	1%	78	413	491
100,000	1.67%	12/20/21	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	(167)	3,192	3,025
40,000	1.53%	12/20/21	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(31)	936	905
100,000	1.67%	12/20/21	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	340	2,685	3,025
100,000	1.56%	12/20/21	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/23	1%	(857)	3,308	2,451
350,000	0.477%	12/20/21	Citibank N.A., Korea Government Bond, 7125%, 04/16/19	1%	766	(9,331)	(8,565)
100,000	1.108%	12/20/21	Deutsche Bank AG, China Government Bond, 7.5%, 10/28/27	1%	124	367	491
40,000	1.53%	12/20/21	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(85)	990	905
75,000	1.53%	12/20/21	Deutsche Bank AG, Indonesia Government Bond, 5.875%, 03/13/20	1%	(158)	1,855	1,697

					(1,469)	11,370	9,901

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
EUR	-	Euro Currency.
IDR	-	Indonesian Rupiah.
MXN	-	Mexican Peso.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
MTN	-	Medium Term Note.
NVDR	-	Non-Voting Depositary Receipt.
OTC	-	Over the Counter.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2017

PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $5,102,565 or 13.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2017, the value of these securities amounted to $7,642,388 or 20.0% of net assets.

(4)	Security not accruing interest.

(5)	Non-income producing security.

(6)	Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(8)	Rate shown represents yield-to-maturity.

(9)	Fund sells foreign currency, buys U.S. Dollar.

(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Agriculture	0.4%
Airlines	1.9
Apparel	1.2
Auto Manufacturers	1.0
Auto Parts & Equipment	0.5
Banks	12.5
Beverages	0.3
Building Materials	0.6
Currency Options	0.0 *
Diversified Financial Services	2.9
Electric	2.8
Electronics	2.3
Energy-Alternate Sources	0.4
Engineering & Construction	0.9
Food	1.4
Foreign Government Bonds	23.6
Healthcare-Services	1.8
Insurance	3.4
Internet	5.3
Iron & Steel	2.4
Leisure Time	0.3
Lodging	0.7
Metal Fabricate & Hardware	1.0
Mining	4.4
Miscellaneous Manufacturers	0.6
Municipal Bonds	0.6
Oil & Gas	12.2
Pharmaceuticals	1.3
Real Estate	0.4
Semiconductors	6.8
Telecommunications	4.0
Money Market Investments	3.1

Total	101.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2017

Country	Percentage of Net Assets
Argentina	6.2%
Bahrain	1.1
Brazil	11.9
Chile	0.5
China	9.5
Colombia	1.1
Costa Rica	0.9
Dominican Republic	1.6
Ecuador	1.1
Egypt	2.4
El Salvador	0.9
Ghana	0.6
Greece	0.5
Guatemala	0.7
Honduras	0.4
Hungary	1.5
India	3.0
Indonesia	1.9
Italy	1.2
Kazakhstan	0.5
Kenya	1.1
Lebanon	1.9
Luxembourg	0.9
Malaysia	0.7
Mexico	6.0
Mongolia	0.5
Pakistan	0.6
Panama	0.5
Paraguay	0.4
Peru	0.4
Poland	0.5
Russia	7.9
Saudi Arabia	1.4
Serbia	0.5
South Africa	4.8
South Korea	6.0
Sri Lanka	1.3
Taiwan	6.3
Thailand	0.7
Turkey	1.7
Ukraine	1.9
United Arab Emirates	1.3
United Kingdom	1.2
United States	3.2
Uruguay	0.2
Venezuela	1.6

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$408,500	$—	$408,500
Banks	—	1,220,387	—	1,220,387
Diversified Financial Services	—	200,500	—	200,500
Electric	—	765,102	—	765,102
Energy-Alternate Sources	—	154,125	—	154,125
Engineering & Construction	—	332,837	—	332,837
Food	—	198,000	—	198,000
Foreign Government Bonds	—	8,958,920	—	8,958,920
Mining	—	203,500	—	203,500
Municipal Bonds	—	219,263	—	219,263
Oil & Gas	—	3,157,608	—	3,157,608
Real Estate	—	48,528	—	48,528
Telecommunications	—	685,125	—	685,125

Total Fixed Income Securities	—	16,552,395	—	16,552,395

Preferred Stock
Banks	437,797	—	—	437,797
Food	353,962	—	—	353,962

Total Preferred Stock	791,759	—	—	791,759

Common Stocks
Agriculture	171,847	—	—	171,847
Airlines	—	347,905	—	347,905
Apparel	—	455,495	—	455,495
Auto Manufacturers	—	351,864	—	351,864
Auto Parts & Equipment	—	208,036	—	208,036
Banks	213,669	2,850,371	—	3,064,040
Beverages	—	104,964	—	104,964
Building Materials	246,316	—	—	246,316
Diversified Financial Services	300,440	591,594	—	892,034
Electric	—	318,793	—	318,793
Electronics	282,234	595,781	—	878,015
Healthcare-Services	—	392,624	—	392,624
Insurance	—	1,347,599	—	1,347,599
Internet	797,339	1,252,538	—	2,049,877
Iron & Steel	197,245	734,954	—	932,199
Leisure Time	—	112,427	—	112,427
Lodging	279,544	—	—	279,544
Metal Fabricate & Hardware	374,928	—	—	374,928
Mining	—	1,458,549	—	1,458,549
Oil & Gas	1,150,427	312,069	—	1,462,496
Pharmaceuticals	485,596	—	—	485,596
Real Estate	—	111,148	—	111,148
Semiconductors	136,342	2,444,883	—	2,581,225
Telecommunications	632,030	243,522	—	875,552

Total Common Stocks	5,267,957	14,235,116	—	19,503,073

Participation Notes
Healthcare-Services	—	312,947	—	312,947
Miscellaneous Manufacturers	—	218,380	—	218,380

Total Participation Notes	—	531,327	—	531,327

Currency Options	—	13,348	—	13,348
Money Market Investments	1,180,258	—	—	1,180,258
Short-Term Investments*	19,982	—	—	19,982

Total Investments	$7,259,956	$31,332,186	$—	$38,592,142

Asset Derivatives
Futures
Interest Rate Risk	2,371	—	—	2,371
Swap Agreements
Credit Risk	—	18,466	—	18,466

Total	$7,262,327	$31,350,652	$—	$38,612,979

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(13,701)	$—	$(13,701)
Written Options
Foreign Currency Risk	—	(3,844)		(3,844)
Swap Agreements
Credit Risk	—	(8,565)	—	(8,565)

Total	$—	$(26,110)	$—	$(26,110)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
1,820	Honeywell International, Inc.	$215,342

	Banks (14.2%)
3,115	JPMorgan Chase & Co.	263,622
2,200	M&T Bank Corp.	357,654
5,390	US Bancorp	283,784
9,375	Wells Fargo & Co.	528,094

	Total Banks	1,433,154

	Beverages (2.8%)
2,700	Anheuser-Busch InBev NV (Belgium) (SP ADR)	281,502

	Biotechnology (5.8%)
1,690	Amgen, Inc.	264,789
2,750	Celgene Corp. (1)	319,413

	Total Biotechnology	584,202

	Capital Markets (2.9%)
1,255	Goldman Sachs Group, Inc. (The)	287,797

	Chemicals (8.0%)
2,290	Air Products & Chemicals, Inc.	320,050
2,160	Ecolab, Inc.	259,481
12,260	Potash Corp. of Saskatchewan, Inc. (Canada)	228,036

	Total Chemicals	807,567

	Containers & Packaging (3.1%)
6,510	Sealed Air Corp.	315,735

	Energy Equipment & Services (1.4%)
1,660	Schlumberger, Ltd. (Netherlands)	138,959

	Food & Staples Retailing (2.3%)
2,900	CVS Health Corp.	228,549

	Food Products (3.1%)
1,220	Mead Johnson Nutrition Co.	85,961
5,145	Mondelez International, Inc.	227,821

	Total Food Products	313,782

	Health Care Providers & Services (2.4%)
1,740	McKesson Corp.	242,121

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (4.8%)
5,405	Las Vegas Sands Corp.	$284,195
3,545	Starbucks Corp.	195,755

	Total Hotels, Restaurants & Leisure	479,950

	Industrial Conglomerates (5.0%)
4,010	Danaher Corp.	336,519
900	Roper Technologies, Inc.	172,665

	Total Industrial Conglomerates	509,184

	Insurance (3.3%)
2,500	Chubb, Ltd. (Switzerland)	328,725

	Internet Software & Services (3.0%)
375	Alphabet, Inc. — Class C (1)	298,796

	Machinery (2.4%)
2,735	IDEX Corp.	246,588

	Multiline Retail (2.8%)
3,670	Dollar Tree, Inc. (1)	283,287

	Oil, Gas & Consumable Fuels (8.6%)
8,785	Devon Energy Corp.	400,069
4,645	EOG Resources, Inc.	471,839

	Total Oil, Gas & Consumable Fuels	871,908

	Pharmaceuticals (6.6%)
5,010	AbbVie, Inc.	306,161
1,652	Allergan plc (Ireland) (1)	361,606

	Total Pharmaceuticals	667,767

	Road & Rail (3.9%)
3,690	Union Pacific Corp.	393,280

	Software (3.5%)
3,160	Adobe Systems, Inc. (1)	358,281

	Specialty Retail (1.9%)
1,160	Advance Auto Parts, Inc.	190,518

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (1.5%)
1,575	PVH Corp.	$147,751

	Total Common Stock (Cost: $8,202,707) (95.4%)	9,624,745

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (2.4%)
3,106	EQT Midstream Partners LP	243,075

	Total Master Limited Partnership (Cost: $221,179) (2.4%)	243,075

	Total Investments (Cost: $8,423,886) (97.8%)	9,867,820
	Excess of Other Assets over Liabilities (2.2%)	218,198

	Net Assets (100.0%)	$10,086,018

Notes to the Schedule of Investments:

(1)		Non-income producing security.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Banks	14.2
Beverages	2.8
Biotechnology	5.8
Capital Markets	2.9
Chemicals	8.0
Containers & Packaging	3.1
Energy Equipment & Services	1.4
Food & Staples Retailing	2.3
Food Products	3.1
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	4.8
Industrial Conglomerates	5.0
Insurance	3.3
Internet Software & Services	3.0
Machinery	2.4
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	11.0
Pharmaceuticals	6.6
Road & Rail	3.9
Software	3.5
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	1.5

Total	97.8%

See accompanying notes to Schedule of Investments.

TCW Focused Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$215,342	$—	$—	$215,342
Banks	1,433,154	—	—	1,433,154
Beverages	281,502	—	—	281,502
Biotechnology	584,202	—	—	584,202
Capital Markets	287,797	—	—	287,797
Chemicals	807,567	—	—	807,567
Containers & Packaging	315,735	—	—	315,735
Energy Equipment & Services	138,959	—	—	138,959
Food & Staples Retailing	228,549	—	—	228,549
Food Products	313,782	—	—	313,782
Health Care Providers & Services	242,121	—	—	242,121
Hotels, Restaurants & Leisure	479,950	—	—	479,950
Industrial Conglomerates	509,184	—	—	509,184
Insurance	328,725	—	—	328,725
Internet Software & Services	298,796	—	—	298,796
Machinery	246,588	—	—	246,588
Multiline Retail	283,287	—	—	283,287
Oil, Gas & Consumable Fuels	871,908	—	—	871,908
Pharmaceuticals	667,767	—	—	667,767
Road & Rail	393,280	—	—	393,280
Software	358,281	—	—	358,281
Specialty Retail	190,518	—	—	190,518
Textiles, Apparel & Luxury Goods	147,751	—	—	147,751

Total Common Stock	9,624,745	—	—	9,624,745

Master Limited Partnership
Oil, Gas & Consumable Fuels	243,075	—	—	243,075

Total Investments	$9,867,820	$—	$—	$9,867,820

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Australia (5.2% of Net Assets)
24,913	Scentre Group	$83,215
9,483	Westfield Corp.	63,279

	Total Australia (Cost: $139,039)	146,494

	China (4.5%)
23,000	China Overseas Land & Investment, Ltd.	67,534
8,832	Link REIT (The)	60,351

	Total China (Cost: $120,728)	127,885

	France (4.8%)
1,387	Klepierre	52,727
364	Unibail — Rodamco SE	83,978

	Total France (Cost: $153,804)	136,705

	Germany (Cost: $57,963) (2.6%)
2,233	Deutsche Wohnen AG	72,916

	Japan (10.2%)
4,000	Mitsubishi Estate Co., Ltd.	76,362
3,000	Mitsui Fudosan Co., Ltd.	69,468
51	Mori Hills REIT Investment Corp.	69,575
36	Nippon Prologis REIT, Inc.	75,451

	Total Japan (Cost: $275,081)	290,856

	Singapore (Cost: $57,257) (2.7%)
41,143	Global Logistic Properties, Ltd.	75,855

	United Kingdom (Cost: $59,661) (1.6%)
6,208	British Land Co. PLC (The)	45,634

	United States (65.4%)
2,283	AGNC Investment Corp.	42,624
425	AvalonBay Communities, Inc.	73,657
404	Boston Properties, Inc.	52,884
3,346	Chimera Investment Corp.	58,990
11,261	Colony NorthStar, Inc.	156,753
2,442	Colony Starwood Homes	76,801
847	Digital Realty Trust, Inc.	91,163
192	Equinix, Inc.	73,916
1,025	Equity Residential	62,289
485	Extra Space Storage, Inc.	34,944
1,913	Gaming and Leisure Properties, Inc.	60,508

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	United States (Continued)
1,566	GGP, Inc.	$38,899
1,670	HCP, Inc.	50,634
1,615	Hospitality Properties Trust	50,275
3,820	Host Hotels & Resorts, Inc.	69,027
552	Macerich Co. (The)	37,917
3,643	MDC Holdings, Inc.	98,507
4,082	MFA Financial, Inc.	32,207
1,559	Prologis, Inc.	76,157
400	Public Storage	86,000
2,944	Seritage Growth Properties	120,115
641	Simon Property Group, Inc.	117,797
1,140	Ventas, Inc.	70,304
9,487	VEREIT, Inc.	80,924
666	Vornado Realty Trust	70,802
1,052	Welltower, Inc.	69,748

	Total United States (Cost: $1,727,865)	1,853,842

	Total Common Stock (Cost: $2,591,398) (97.0%)	2,750,187

	Preferred Stock
	United States (Cost: $39,488) (1.4%)
1,493	Public Storage, 6%	39,221

	Total Preferred Stock (Cost: $39,488) (1.4%)	39,221

	Money Market Investments
24,514	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (1)	24,514

	Total Money Market Investments (Cost: $24,514) (0.9%)	24,514

	Total Investments (Cost: $2,655,400) (99.3%)	2,813,922
	Excess of Other Assets over Liabilities (0.7%)	19,966

	Total Net Assets (100.0%)	$2,833,888

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Building-Residential/Commercial	3.5%
Casino Services	2.1
REITS-Apartments	7.5
REITS-Diversified	20.0
REITS-Health Care	6.8
REITS-Hotels	4.2
REITS-Mortgage	4.7
REITS-Office Property	4.8
REITS-Regional Malls	6.9
REITS-Shopping Centers	11.5
REITS-Storage	5.6
REITS-Warehouse/Industrial	5.4
Real Estate Management/Services	5.3
Real Estate Operations/Development	7.5
Web Hosting/Design	2.6
Money Market Investments	0.9

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Household Durables	$98,507	$—	$—	$98,507
Internet Software & Services	73,916	—	—	73,916
REIT	1,642,520	534,210	—	2,176,730
Real Estate Management & Development	38,899	362,135	—	401,034

Total Common Stock	1,853,842	896,345	—	2,750,187

Preferred Stock
REIT	39,221	—	—	39,221
Money Market Investments	24,514	—	—	24,514

Total Investments	$1,917,577	$896,345	$—	$2,813,922

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.2% of Net Assets)
1,333	HEICO Corp.	$102,575

	Banks (4.0%)
1,930	First Republic Bank	182,057
10,005	KeyCorp	179,790

	Total Banks	361,847

	Beverages (4.9%)
1,285	Boston Beer Co., Inc. (The) (1)	197,504
1,085	Constellation Brands, Inc.	162,490
1,740	Monster Beverage Corp. (1)	74,124

	Total Beverages	434,118

	Biotechnology (4.2%)
2,075	BioMarin Pharmaceutical, Inc. (1)	181,832
1,625	Incyte Corp. (1)	196,966

	Total Biotechnology	378,798

	Communications Equipment (2.2%)
1,360	Palo Alto Networks, Inc. (1)	200,682

	Diversified Consumer Services (3.4%)
1,615	MarketAxess Holdings, Inc.	302,409

	Electrical Equipment (2.5%)
1,535	Rockwell Automation, Inc.	227,165

	Energy Equipment & Services (1.0%)
735	Core Laboratories NV (Netherlands)	85,870

	Food & Staples Retailing (5.7%)
1,581	Pricesmart, Inc.	133,911
8,215	United Natural Foods, Inc. (1)	375,425

	Total Food & Staples Retailing	509,336

	Food Products (4.0%)
9,090	Hain Celestial Group, Inc. (The) (1)	359,600

	Health Care Equipment & Supplies (2.1%)
275	Intuitive Surgical, Inc. (1)	190,490

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.3%)
14,945	Diplomat Pharmacy, Inc. (1)	$205,344

	Health Care Technology (3.8%)
1,535	athenahealth, Inc. (1)	193,395
2,795	Cerner Corp. (1)	150,119

	Total Health Care Technology	343,514

	Hotels, Restaurants & Leisure (1.0%)
6,410	Habit Restaurants, Inc. (The) (1)	92,945

	Internet Software & Services (5.5%)
7,575	Cornerstone OnDemand, Inc. (1)	308,227
4,390	Yelp, Inc. (1)	183,414

	Total Internet Software & Services	491,641

	Life Sciences Tools & Services (5.9%)
1,246	Illumina, Inc. (1)	199,484
6,190	INC Research Holdings, Inc. (1)	328,070

	Total Life Sciences Tools & Services	527,554

	Machinery (12.3%)
2,335	Dover Corp.	181,546
1,540	Graco, Inc.	137,969
1,590	Middleby Corp. (The) (1)	213,346
2,095	RBC Bearings, Inc. (1)	194,060
1,780	WABCO Holdings, Inc. (1)	194,074
2,085	Wabtec Corp.	180,644

	Total Machinery	1,101,639

	Media (1.4%)
2,180	Lions Gate Entertainment Corp.	62,719
2,180	Lions Gate Entertainment Corp. — Class B (1)	58,402

	Total Media	121,121

	Metals & Mining (1.9%)
7,755	Allegheny Technologies, Inc.	168,516

	Oil, Gas & Consumable Fuels (3.8%)
6,570	Matador Resources Co. (1)	172,988

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
3,985	RSP Permian, Inc. (1)	$169,602

	Total Oil, Gas & Consumable Fuels	342,590

	Software (14.3%)
1,760	Proofpoint, Inc. (1)	141,082
2,310	Red Hat, Inc. (1)	175,283
2,855	ServiceNow, Inc. (1)	258,720
3,755	Splunk, Inc. (1)	217,264
3,720	Take-Two Interactive Software, Inc. (1)	199,578
555	Tyler Technologies, Inc. (1)	81,041
2,480	Workday, Inc. (1)	206,063

	Total Software	1,279,031

	Specialty Retail (5.7%)
3,470	CarMax, Inc. (1)	231,484
5,430	Dick’s Sporting Goods, Inc.	280,188

	Total Specialty Retail	511,672

	Textiles, Apparel & Luxury Goods (5.9%)
14,070	Skechers U.S.A., Inc. (1)	353,439
5,515	Under Armour, Inc. (1)	118,517
2,892	Under Armour, Inc. — Class C (1)	55,584

	Total Textiles, Apparel & Luxury Goods	527,540

	Total Common Stock (Cost: $6,714,082) (99.0%)	8,865,997

	Money Market Investments
96,540	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	96,540

	Total Money Market Investments (Cost: $96,540) (1.1%)	96,540

	Total Investments (Cost: $6,810,622) (100.1%)	8,962,537
	Liabilities in Excess of Other Assets (-0.1%)	(8,647)

	Net Assets (100.0%)	$8,953,890

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	1.2%
Banks	4.0
Beverages	4.9
Biotechnology	4.2
Communications Equipment	2.2
Diversified Consumer Services	3.4
Electrical Equipment	2.5
Energy Equipment & Services	1.0
Food & Staples Retailing	5.7
Food Products	4.0
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.3
Health Care Technology	3.8
Hotels, Restaurants & Leisure	1.0
Internet Software & Services	5.5
Life Sciences Tools & Services	5.9
Machinery	12.3
Media	1.4
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	3.8
Software	14.3
Specialty Retail	5.7
Textiles, Apparel & Luxury Goods	5.9
Money Market Investments	1.1

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$102,575	$—	$—	$102,575
Banks	361,847	—	—	361,847
Beverages	434,118	—	—	434,118
Biotechnology	378,798	—	—	378,798
Communications Equipment	200,682	—	—	200,682
Diversified Consumer Services	302,409	—	—	302,409
Electrical Equipment	227,165	—	—	227,165
Energy Equipment & Services	85,870	—	—	85,870
Food & Staples Retailing	509,336	—	—	509,336
Food Products	359,600	—	—	359,600
Health Care Equipment & Supplies	190,490	—	—	190,490
Health Care Providers & Services	205,344	—	—	205,344
Health Care Technology	343,514	—	—	343,514
Hotels, Restaurants & Leisure	92,945	—	—	92,945
Internet Software & Services	491,641	—	—	491,641
Life Sciences Tools & Services	527,554	—	—	527,554
Machinery	1,101,639	—	—	1,101,639
Media	121,121	—	—	121,121
Metals & Mining	168,516	—	—	168,516
Oil, Gas & Consumable Fuels	342,590	—	—	342,590
Software	1,279,031	—	—	1,279,031
Specialty Retail	511,672	—	—	511,672
Textiles, Apparel & Luxury Goods	527,540	—	—	527,540

Total Common Stock	8,865,997	—	—	8,865,997

Money Market Investments	96,540	—	—	96,540

Total Investments	$8,962,537	$—	$—	$8,962,537

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Banks (10.8% of Net Assets)
1,810	M&T Bank Corp.	$294,252
4,315	US Bancorp	227,185
5,405	Wells Fargo & Co.	304,463

	Total Banks	825,900

	Capital Markets (7.7%)
27,570	Ares Capital Corp.	465,933
6,277	Golub Capital BDC, Inc.	117,254

	Total Capital Markets	583,187

	Diversified Telecommunication Services (2.7%)
5,000	Cogent Communications Group, Inc.	209,000

	Food & Staples Retailing (4.5%)
4,320	CVS Health Corp.	340,459

	Food Products (4.7%)
9,245	Conagra Brands, Inc.	361,387

	Health Care Providers & Services (4.9%)
4,950	Cardinal Health, Inc.	371,052

	Household Durables (8.4%)
12,290	DR Horton, Inc.	367,594
9,960	MDC Holdings, Inc.	269,318

	Total Household Durables	636,912

	Insurance (2.9%)
1,705	Chubb, Ltd. (Switzerland)	224,191

	Internet Software & Services (3.5%)
690	Equinix, Inc.	265,636

	IT Services (4.2%)
1,850	International Business Machines Corp.	322,862

	Machinery (8.3%)
9,260	EnPro Industries, Inc.	628,847

	Media (2.9%)
6,470	Sinclair Broadcast Group, Inc.	218,363

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (8.7%)
6,110	ConocoPhillips	$297,923
16,305	Kinder Morgan, Inc.	364,254

	Total Oil, Gas & Consumable Fuels	662,177

	REIT (13.7%)
33,021	Colony NorthStar, Inc.	459,652
8,600	Seritage Growth Properties	350,880
1,255	Simon Property Group, Inc.	230,632

	Total REIT	1,041,164

	Technology Hardware, Storage & Peripherals (2.9%)
1,855	Apple, Inc.	225,104

	Total Common Stock (Cost: $6,243,935) (90.8%)	6,916,241

Number of Contracts	Purchased Options
37	SPDR S&P 500 ETF Trust, Put, Strike Price $224, Expires 03/17/2017	8,862

	Total Purchased Options (Cost: $18,243) (0.1%)	8,862

Number of Shares	Money Market Investments
333,460	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (1)	333,460

	Total Money Market Investments (Cost: $333,460) (4.4%)	333,460

	Total Investments (Cost: $6,595,638) (95.3%)	7,258,563
	Excess of Other Assets over Liabilities (4.7%)	359,048

	Net Assets (100.0%)	$7,617,611

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
13	Chubb, Ltd., Call, Strike Price $120.00, Expires 02/17/2017	$(7,656)	$(14,820)

Notes to the Schedule of Investments:

BDC	-	Business Development Company.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust.

(1)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Banks	10.8%
Capital Markets	7.7
Diversified Telecommunication Services	2.7
Food & Staples Retailing	4.5
Food Products	4.7
Health Care Providers & Services	4.9
Household Durables	8.4
Insurance	2.9
Internet Software & Services	3.5
IT Services	4.2
Machinery	8.3
Media	2.9
Oil, Gas & Consumable Fuels	8.7
Purchased Options	0.1
REIT	13.7
Technology Hardware, Storage & Peripherals	2.9
Money Market Investments	4.4

Total	95.3%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$825,900	$—	$—	$825,900
Capital Markets	583,187	—	—	583,187
Diversified Telecommunication Services	209,000	—	—	209,000
Food & Staples Retailing	340,459	—	—	340,459
Food Products	361,387	—	—	361,387
Health Care Providers & Services	371,052	—	—	371,052
Household Durables	636,912	—	—	636,912
Insurance	224,191	—	—	224,191
Internet Software & Services	265,636	—	—	265,636
IT Services	322,862	—	—	322,862
Machinery	628,847	—	—	628,847
Media	218,363	—	—	218,363
Oil, Gas & Consumable Fuels	662,177	—	—	662,177
REIT	1,041,164	—	—	1,041,164
Technology Hardware, Storage & Peripherals	225,104	—	—	225,104

Total Common Stock	6,916,241	—	—	6,916,241

Purchased Options	8,862	—	—	8,862
Short-Term Investments*	333,460	—	—	333,460

Total Investments	$7,258,563	$—	$—	$7,258,563

Liability Derivatives
Written Options
Foreign Currency Risk	$(14,820)	$—	$—	$(14,820)

Total	$(14,820)	$—	$—	$(14,820)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Argentina (1.9% of Net Assets)
110	MercadoLibre, Inc.	$20,393
1,200	Tenaris S.A. (ADR)	42,048

	Total Argentina (Cost: $46,322)	62,441

	Australia (1.6%)
4,236	BlueScope Steel, Ltd.	36,055
1,840	QBE Insurance Group, Ltd.	17,474

	Total Australia (Cost: $49,364)	53,529

	Austria (Cost: $15,805) (0.5%)
485	OMV AG	16,993

	Belgium (Cost: $30,999) (1.1%)
545	KBC Groep N.V.	35,436

	Brazil (2.7%)
4,200	CVC Brasil Operadora e Agencia de Viagens SA	34,720
5,300	Petroleo Brasileiro S.A. (SP ADR) (1)	54,378

	Total Brazil (Cost: $79,186)	89,098

	Canada (3.7%)
13,300	Bonavista Energy Corp.	47,130
3,400	Encana Corp.	43,384
800	Sun Life Financial, Inc.	31,515

	Total Canada (Cost: $100,570)	122,029

	China (6.4%)
320	Alibaba Group Holding, Ltd. (SP ADR) (1)	32,419
40,000	China Animal Healthcare, Ltd. (1)	—
10,000	CNOOC, Ltd.	12,487
110	CNOOC, Ltd. (SP ADR)	13,841
2,300	Melco Crown Entertainment, Ltd. (ADR)	38,732
2,055	Micron Technology, Inc. (1)	49,546
6,000	Ping An Insurance Group Co. of China, Ltd. — Class H	30,777
51,315	Q Technology Group Co., Ltd. (1)	34,481

	Total China (Cost: $236,587)	212,283

	Denmark (Cost: $17,313) (0.5%)
409	Ambu A/S	17,517

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Egypt (0.8%)
4,100	Commercial International Bank Egypt SAE	$16,546
1,000	Eastern Tobacco	10,290

	Total Egypt (Cost: $31,549)	26,836

	Finland (1.5%)
3,767	Outokumpu OYJ (1)	33,745
731	UPM-Kymmene OYJ	16,598

	Total Finland (Cost: $46,723)	50,343

	France (5.3%)
185	Arkema S.A.	18,291
1,998	AXA S.A.	49,160
806	BNP Paribas S.A.	51,619
1,157	Societe Generale S.A.	56,626

	Total France (Cost: $153,721)	175,696

	Germany (3.2%)
160	BASF SE	15,463
747	Covestro AG	56,277
160	Merck KGaA	17,673
500	METRO AG	17,129

	Total Germany (Cost: $87,505)	106,542

	India (2.2%)
205	Maruti Suzuki India, Ltd.	17,856
2,644	Tata Steel, Ltd.	18,100
10,172	Vedanta, Ltd.	38,167

	Total India (Cost: $68,098)	74,123

	Ireland (1.8%)
450	CRH PLC (SP ADR)	15,534
5,625	UDG Healthcare PLC	45,500

	Total Ireland (Cost: $60,106)	61,034

	Italy (3.2%)
274	Brembo SpA	17,576
5,150	Intesa Sanpaolo SpA	12,110
2,286	Leonardo SpA (1)	29,484

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Italy (Continued)
11,523	PRADA SpA	$47,741

	Total Italy (Cost: $104,368)	106,911

	Japan (16.8%)
400	Aisin Seiki Co., Ltd.	18,352
2,825	Dai-ichi Life Holdings, Inc.	51,366
200	Daikin Industries, Ltd.	19,912
6,000	Hitachi, Ltd.	34,455
700	Iida Group Holdings Co., Ltd.	13,140
2,000	Makino Milling Machine Co., Ltd.	17,553
300	Makita Corp.	20,899
5,700	Marubeni Corp.	34,784
2,212	Mitsubishi Electric Corp.	33,764
2,600	Mitsubishi UFJ Financial Group, Inc.	16,699
1,100	Mitsui & Co., Ltd.	16,191
550	Nippon Telegraph & Telephone Corp.	24,367
8,300	Nomura Holdings, Inc.	51,604
400	Sanyo Chemical Industries, Ltd.	17,521
400	Shin-Etsu Chemical Co., Ltd.	34,611
1,300	Sumco Corp.	20,385
400	Sumitomo Mitsui Financial Group, Inc.	15,739
600	Sumitomo Mitsui Trust Holdings, Inc.	22,431
800	Tokai Rika Co., Ltd.	15,969
370	Tokyo Electron, Ltd.	38,440
3,000	Tosoh Corp.	22,734
7,000	Ube Industries, Ltd.	16,881

	Total Japan (Cost: $492,272)	557,797

	Kenya (Cost: $16,587) (0.5%)
93,200	Safari.com, Ltd.	16,656

	Luxembourg (Cost: $69,856) (2.3%)
9,876	ArcelorMittal (1)	77,094

	Malaysia (Cost: $23,984) (0.8%)
71,100	My EG Services BHD	25,525

	Mexico (Cost: $35,031) (0.9%)
29,080	Genomma Lab Internacional SAB de C.V. — Class B (1)	30,424

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Netherlands (2.9%)
215	Heineken NV	$16,098
2,363	ING Groep NV	33,984
2,200	ING Groep NV (SP ADR)	31,636
580	Royal Dutch Shell PLC — B Shares	16,383

	Total Netherlands (Cost: $90,314)	98,101

	Norway (1.0%)
2,900	Norsk Hydro ASA	16,583
713	TGS Nopec Geophysical Co. ASA	17,161

	Total Norway (Cost: $33,612)	33,744

	Russia (6.1%)
8,500	Aeroflot PJSC (1)	24,582
19,600	Alrosa OJSC	34,559
262,000	Inter RAO UES PJSC	17,756
3,790	Mobile TeleSystems PJSC	17,493
9,760	Rosneft Oil Co. PJSC	64,915
15,840	Sberbank of Russia PJSC	45,399

	Total Russia (Cost: $160,883)	204,704

	Singapore (Cost: $28,541) (1.1%)
180	Broadcom, Ltd.	35,910

	South Africa (Cost: $32,782) (1.1%)
9,670	FirstRand, Ltd.	36,008

	South Korea (3.6%)
400	KB Financial Group, Inc. (ADR) (1)	16,240
60	Samsung Electronics Co., Ltd.	102,046

	Total South Korea (Cost: $103,140)	118,286

	Spain (3.8%)
317	Aena S.A.	46,152
6,700	Banco Bilbao Vizcaya Argentaria S.A. (SP ADR)	45,627
10,884	Tubacex S.A.	34,079

	Total Spain (Cost: $113,034)	125,858

	Switzerland (3.2%)
370	BKW AG	18,733
305	LafargeHolcim Ltd. (1)	16,471

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Switzerland (Continued)
181	Lonza Group AG (1)	$33,353
230	Nestle S.A.	16,901
230	VAT Group AG (1)	22,030

	Total Switzerland (Cost: $92,292)	107,488

	Taiwan (3.4%)
42,200	Cathay Financial Holding Co., Ltd.	64,265
17,000	China Life Insurance Co., Ltd.	16,638
12,000	Powertech Technology, Inc.	32,891

	Total Taiwan (Cost: $105,878)	113,794

	United Arab Emirates (Cost: $27,325) (1.1%)
1,855	NMC Health PLC	38,332

	United Kingdom (8.3%)
2,635	Ashtead Group PLC	53,427
2,420	BP PLC	14,455
900	GlaxoSmithKline PLC (SP ADR)	35,379
2,140	Hunting PLC	15,028
740	Imperial Tobacco Group PLC	34,285
500	Persimmon PLC	12,179
2,448	Prudential PLC	47,443
4,752	Standard Chartered PLC (1)	46,537
690	WPP PLC	16,061

	Total United Kingdom (Cost: $256,042)	274,794

	United States (2.5%)
3,500	Advanced Micro Devices, Inc. (1)	36,295
200	Goldman Sachs Group, Inc. (The)	45,864

	Total United States (Cost: $70,480)	82,159

	Total Common Stock (Cost: $2,880,269) (95.8%)	3,187,485

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Participation Notes	Value
	Saudi Arabia (1.8%)
3,185	Samba Financial Group (HSBC as Counterparty)	19,005
2,265	Al Rajhi Bank (HSBC as Counterparty)	$40,148

	Total Saudi Arabia (Cost: $49,866)	59,153

	Total Participation Notes (Cost: $49,866) (1.8%)	59,153

	Preferred Stock
	Brazil (Cost: $33,240) (1.1%)
3,000	Itau Unibanco Holding S.A., 3.42% (SP ADR)	35,430

	Total Preferred Stock (Cost: $33,240) (1.1%)	35,430

	Money Market Investments
44,602	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	44,602
	Total Money Market Investments (Cost: $44,602) (1.3%)	44,602

	Total Investments (Cost: $3,007,977) (100.0%)	3,326,670
	Excess of Other Assets over Liabilities (0.0%)	1,151

	Total Net Assets (100.0%)	$3,327,821

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
OJSC	-	Open Joint-Stock Company.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Airlines	0.7
Auto Components	1.6
Automobiles	0.5
Banks	16.5
Beverages	0.5
Building Products	0.6
Capital Markets	3.0
Chemicals	5.4
Construction Materials	0.9
Diversified Financial Services	1.1
Diversified Telecommunication Services	0.7
Electric Utilities	1.1
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	2.3
Food & Staples Retailing	0.5
Food Products	0.5
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	2.3
Household Durables	2.4
Insurance	9.2
Internet Software & Services	1.6
IT Services	0.8
Life Sciences Tools & Services	1.0
Machinery	1.1
Media	0.5
Metals & Mining	8.6
Oil, Gas & Consumable Fuels	8.5
Paper & Forest Products	0.5
Pharmaceuticals	2.5
Semiconductors & Semiconductor Equipment	6.5
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.3
Trading Companies & Distributors	3.2
Transportation Infrastructure	1.4
Wireless Telecommunication Services	1.0
Money Market Investments	1.3

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$29,484	$—	$29,484
Airlines	—	24,582	—	24,582
Auto Components	—	51,897	—	51,897
Automobiles	—	17,857	—	17,857
Banks	93,503	353,126	—	446,629
Beverages	—	16,098	—	16,098
Building Products	—	19,912	—	19,912
Capital Markets	45,864	51,604	—	97,468
Chemicals	—	181,777	—	181,777
Construction Materials	15,534	16,471	—	32,005
Diversified Financial Services	—	36,009	—	36,009
Diversified Telecommunication Services	—	24,367	—	24,367
Electric Utilities	18,732	17,756	—	36,488
Electrical Equipment	—	33,764	—	33,764
Electronic Equipment, Instruments & Components	—	34,455	—	34,455
Energy Equipment & Services	42,048	32,189	—	74,237
Food & Staples Retailing	—	17,129	—	17,129
Food Products	—	16,901	—	16,901
Health Care Equipment & Supplies	—	17,517	—	17,517
Health Care Providers & Services	—	83,832	—	83,832
Hotels, Restaurants & Leisure	38,732	34,720	—	73,452
Household Durables	—	80,699	—	80,699
Insurance	31,515	277,123	—	308,638
Internet Software & Services	52,812	—	—	52,812
IT Services	—	25,525	—	25,525
Life Sciences Tools & Services	—	33,353	—	33,353
Machinery	22,030	17,553	—	39,583
Media	—	16,060	—	16,060
Metals & Mining	—	288,383	—	288,383
Oil, Gas & Consumable Fuels	158,733	125,233	—	283,966
Paper & Forest Products	—	16,597	—	16,597
Pharmaceuticals	65,802	17,673	—	83,475
Semiconductors & Semiconductor Equipment	121,751	91,716	—	213,467
Technology Hardware, Storage & Peripherals	—	102,047	—	102,047
Textiles, Apparel & Luxury Goods	—	47,741	—	47,741
Tobacco	10,290	34,285	—	44,575
Trading Companies & Distributors	—	104,403	—	104,403
Transportation Infrastructure	—	46,152	—	46,152
Wireless Telecommunication Services	16,656	17,493	—	34,149

Total Common Stock	734,002	2,453,483	—	3,187,485

Participation Notes
Banks	—	59,153	—	59,153

Total Participation Notes	—	59,153	—	59,153

Preferred Stock
Banks	35,430	—	—	35,430

Total Preferred Stock	35,430	—	—	35,430

Money Market Investments	44,602	—	—	44,602

Total Investments	$814,034	$2,512,636	$—	$3,326,670

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Australia (2.1% of Net Assets)
5,173	BlueScope Steel, Ltd.	$44,031
9,580	Downer EDI, Ltd.	45,137
10,885	WorleyParsons, Ltd. (1)	81,927

	Total Australia (Cost: $161,857)	171,095

	Austria (2.6%)
3,219	EVN AG	39,458
4,058	Porr AG	176,092

	Total Austria (Cost: $190,429)	215,550

	Belgium (Cost: $40,342) (0.5%)
540	Melexis NV	40,636

	Brazil (1.2%)
3,200	CETIP S.A. — Mercados Organizados	47,872
5,800	CVC Brasil Operadora e Agencia de Viagens S.A.	47,947

	Total Brazil (Cost: $88,105)	95,819

	Canada (6.7%)
6,000	Aimia, Inc.	39,256
33,000	Bonavista Energy Corp.	116,940
2,300	Capital Power Corp.	43,539
1,400	Dorel Industries, Inc. — Class B	38,658
9,800	Encana Corp.	125,048
3,100	Enerflex, Ltd.	43,584
3,400	MEG Energy Corp. (1)	17,629
2,125	MTY Food Group, Inc.	77,062
9,200	Precision Drilling Corp. (1)	51,654

	Total Canada (Cost: $466,075)	553,370

	China (1.5%)
338,522	China Animal Healthcare, Ltd. (1)	—
121,739	Q Technology Group Co., Ltd. (1)	81,802
316,000	West China Cement, Ltd. (1)	43,919

	Total China (Cost: $395,558)	125,721

	Denmark (Cost: $44,619) (0.6%)
1,406	Sydbank A/S	46,666

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Finland (3.8%)
6,931	Atria OYJ	$86,513
5,700	Metsa Board OYJ	38,979
15,775	Outokumpu OYJ (1)	141,314
1,249	Vaisala OYJ	46,433

	Total Finland (Cost: $278,019)	313,239

	France (2.4%)
337	Eramet (1)	19,410
1,300	IPSOS	43,136
2,259	Manitou BF S.A.	51,634
780	Teleperformance	83,591

	Total France (Cost: $161,676)	197,771

	Germany (3.6%)
1,100	Aareal Bank AG	42,725
19,060	Deutz AG	126,984
1,010	Draegerwerk AG & Co. KGaA	88,924
345	Wacker Chemie AG	41,742

	Total Germany (Cost: $267,387)	300,375

	Hong Kong (Cost: $104,167) (1.2%)
66,000	Melco International Development, Ltd.	99,560

	India (2.8%)
30,495	Hindalco Industries, Ltd.	85,327
29,500	Jain Irrigation Systems, Ltd.	41,049
7,880	Vedanta Resources PLC	104,145

	Total India (Cost: $197,342)	230,521

	Israel (Cost: $38,227) (0.5%)
1,900	Tower Semiconductor, Ltd. (1)	40,299

	Italy (1.6%)
770	Brembo SpA	49,391
3,300	Buzzi Unicem SpA	81,461

	Total Italy (Cost: $110,882)	130,852

	Japan (18.0%)
11,000	Aozora Bank, Ltd.	40,181
2,300	Cocokara fine, Inc.	95,895

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Japan (Continued)
10,000	Dowa Holdings Co., Ltd.	$85,126
2,200	Fujimi, Inc.	48,439
4,000	Haseko Corp.	44,217
4,000	Makino Milling Machine Co., Ltd.	35,105
1,600	Maruha Nichiro Corp.	44,386
19,000	Mitsui Mining & Smelting Co., Ltd.	53,286
12,000	Mitsui OSK Lines, Ltd.	38,248
8,996	Nichias Corp.	92,537
5,400	Nichiha Corp.	138,922
2,000	Nichirei Corp.	40,830
1,600	Nifco, Inc.	80,800
19,200	Nippon Light Metal Holdings Co., Ltd.	47,038
9,300	North Pacific Bank, Ltd.	37,465
4,000	OKUMA Corp.	41,676
8,100	Sumco Corp.	127,013
3,200	Tadano, Ltd.	39,359
24,300	Taiheiyo Cement Corp.	85,164
1,100	Tokyo TY Financial Group, Inc.	38,377
11,000	Tosoh Corp.	83,356
2,700	Toyo Tanso Co., Ltd.	45,421
3,500	YAMABIKO Corp.	49,199
4,000	Zeon Corp.	46,038

	Total Japan (Cost: $1,215,566)	1,478,078

	Luxembourg (Cost: $39,745) (0.8%)
145	Eurofins Scientific SE	65,172

	Mexico (Cost: $94,427) (1.0%)
80,650	Genomma Lab Internacional S.A.B. de C.V. — Class B (1)	84,376

	Netherlands (1.4%)
1,601	Euronext NV	70,910
1,030	IMCD Group NV	46,272

	Total Netherlands (Cost: $111,288)	117,182

	New Zealand (Cost: $45,068) (0.7%)
7,191	Fletcher Building, Ltd.	55,365

	Norway (6.7%)
3,404	Aker ASA	141,503
12,141	Austevoll Seafood ASA	112,572

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Norway (Continued)
7,985	Borregaard ASA	$88,072
11,800	Petroleum Geo-Services ASA (1)	39,312
6,500	SpareBank 1 Nord Norge	42,858
3,517	TGS Nopec Geophysical Co. ASA	84,650
9,500	Wilh Wilhelmsen ASA (1)	46,762

	Total Norway (Cost: $479,435)	555,729

	Pakistan (1.2%)
41,600	Hub Power Co., Ltd. (The)	54,816
26,500	Nishat Mills, Ltd.	40,532

	Total Pakistan (Cost: $81,079)	95,348

	Russia (7.1%)
61,500	Aeroflot PJSC (1)	177,857
2,115,000	Inter RAO UES PJSC	143,334
15,775	M.Video PJSC	100,248
22,610	Moscow Exchange MICEX-RTS PJSC	50,750
21,345	TMK PJSC	114,196

	Total Russia (Cost: $415,393)	586,385

	Singapore (1.0%)
143,700	Ezion Holdings, Ltd. (1)	42,002
61,700	RHT Health Trust	40,292

	Total Singapore (Cost: $80,035)	82,294

	South Africa (Cost: $39,966) (0.5%)
46,800	Murray & Roberts Holdings, Ltd.	38,884

	South Korea (2.9%)
1,866	Posco Daewoo Corp.	40,945
1,046	SeAH Steel Corp. (1)	97,419
402	SK Materials Co., Ltd. (1)	68,958
3,649	Tongyang Life Insurance Co., Ltd. (1)	33,244

	Total South Korea (Cost: $198,894)	240,566

	Spain (Cost: $45,071) (0.6%)
14,666	Tubacex S.A.	45,921

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Sweden (1.4%)
4,169	KappAhl AB	$24,957
21,575	SSAB AB (1)	88,739

	Total Sweden (Cost: $89,322)	113,696

	Switzerland (5.1%)
1,609	BKW AG	81,461
635	Cembra Money Bank AG (1)	48,089
13,488	EFG International AG	81,890
355	Flughafen Zuerich AG	70,023
1,863	Temenos Group AG (1)	135,870

	Total Switzerland (Cost: $363,551)	417,333

	Taiwan (4.2%)
216,000	China Life Insurance Co., Ltd.	211,395
35,000	Powertech Technology, Inc.	95,932
8,000	Zeng Hsing Industrial Co., Ltd.	41,105

	Total Taiwan (Cost: $349,907)	348,432

	Thailand (1.4%)
27,600	Bangkok Life Assurance PCL	38,215
24,400	KCE Electronics PCL (NVDR)	75,593

	Total Thailand (Cost: $84,098)	113,808

	United Arab Emirates (Cost: $98,456) (1.6%)
6,234	NMC Health PLC	128,822

	United Kingdom (6.8%)
8,200	Beazley PLC	41,951
23,075	boohoo.com PLC (1)	41,151
33,100	Fenner PLC	131,072
5,132	Galliford Try PLC	87,375
3,722	John Wood Group PLC	39,378
34,548	Premier Oil PLC (1)	36,684
8,520	Redrow PLC	47,646
18,645	Rentokil Initial PLC	53,728
8,200	SSP Group PLC	40,327

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
6,250	Smart Metering Systems PLC	$44,230

	Total United Kingdom (Cost: $485,168)	563,542

	Total Common Stock (Cost: $6,861,154) (93.5%)	7,692,407

	Participation Notes
	Saudi Arabia (Cost: $91,056) (1.2%)
10,655	Al Hammadi Development and Investment Co. (HSBC as Counterparty)	100,453

	Total Participation Notes (Cost: $91,056) (1.2%)	100,453

	Preferred Stock
	Brazil (Cost: $91,266) (1.5%)
24,000	Banco do Estado do Rio Grande do Sul S.A., 7.13%	120,130

	Total Preferred Stock (Cost: $91,266) (1.5%)	120,130

	Money Market Investments
237,606	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	237,606

	Total Money Market Investments (Cost: $237,606) (2.9%)	237,606

	Total Investments (Cost: $7,281,082) (99.1%)	8,150,596
	Excess of Other Assets over Liabilities (0.9%)	75,407

	Total Net Assets (100.0%)	$8,226,003

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.
PJSC	-	Private Joint-Stock Company.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Airlines	2.2%
Auto Components	1.6
Automobiles	1.5
Banks	2.6
Building Products	2.8
Capital Markets	1.6
Chemicals	4.6
Commercial Services & Supplies	1.3
Construction & Engineering	3.2
Construction Materials	3.2
Consumer Finance	0.6
Diversified Financial Services	3.1
Electric Utilities	3.2
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	1.1
Electronics	0.9
Energy Equipment & Services	6.0
Food & Staples Retailing	1.2
Food Products	3.3
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	3.3
Hotels, Restaurants & Leisure	3.3
Household Durables	3.1
Independent Power and Renewable Electricity Producers	1.2
Industrial Conglomerates	0.5
Insurance	4.0
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.8
Machinery	6.2
Marine	1.1
Media	1.0
Metals & Mining	9.8
Oil, Gas & Consumable Fuels	3.5
Paper & Forest Products	0.5
Pharmaceuticals	1.0
Professional Services	1.0
Semiconductors & Semiconductor Equipment	3.6
Software	1.7
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	0.5
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.8
Money Market Investments	2.9

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$—	$177,857	$—	$177,857
Auto Components	—	130,191	—	130,191
Banks	42,858	162,689	—	205,547
Building Products	—	231,459	—	231,459
Capital Markets	81,890	47,872	—	129,762
Chemicals	88,072	288,533	—	376,605
Commercial Services & Supplies	—	98,865	—	98,865
Construction & Engineering	—	263,467	—	263,467
Construction Materials	—	265,909	—	265,909
Consumer Finance	—	48,089	—	48,089
Diversified Financial Services	—	263,163	—	263,163
Electric Utilities	81,461	182,792	—	264,253
Electrical Equipment	—	45,421	—	45,421
Electronic Equipment, Instruments & Components	90,663	—	—	90,663
Electronics	—	75,593	—	75,593
Energy Equipment & Services	209,434	287,269	—	496,703
Food & Staples Retailing	—	95,895	—	95,895
Food Products	86,513	197,788	—	284,301
Health Care Equipment & Supplies	—	88,924	—	88,924
Health Care Providers & Services	40,292	128,822	—	169,114
Hotels, Restaurants & Leisure	117,389	147,507	—	264,896
Household Durables	86,304	167,124	—	253,428
Independent Power and Renewable Electricity Producers	98,355	—	—	98,355
Industrial Conglomerates	38,884	—	—	38,884
Insurance	—	324,805	—	324,805
Internet & Catalog Retail	41,151	—	—	41,151
Life Sciences Tools & Services	—	65,172	—	65,172
Machinery	182,706	333,372	—	516,078
Marine	46,762	38,248	—	85,010
Media	39,256	43,136	—	82,392
Metals & Mining	—	811,756	—	811,756
Oil, Gas & Consumable Fuels	259,617	36,684	—	296,301
Paper & Forest Products	—	38,979	—	38,979
Pharmaceuticals	84,376	—	—	84,376
Professional Services	—	83,591	—	83,591
Semiconductors & Semiconductor Equipment	40,299	263,581	—	303,880
Software	—	135,870	—	135,870
Specialty Retail	—	125,205	—	125,205
Textiles, Apparel & Luxury Goods	40,532	—	—	40,532
Thrifts & Mortgage Finance	—	42,725	—	42,725
Trading Companies & Distributors	46,272	40,945	—	87,217
Transportation Infrastructure	—	70,023	—	70,023

Total Common Stock	1,843,086	5,849,321	—	7,692,407

Participation Notes
Health Care Providers & Services	—	100,453	—	100,453

Preferred Stock
Automobiles	—	120,130	—	120,130

Money Market Investments	237,606	—	—	237,606

Total Investments	$2,080,692	$6,069,904	$—	$8,150,596

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Beverages (5.0% of Net Assets)
4,983	Dr Pepper Snapple Group, Inc.	$454,450

	Chemicals (9.8%)
56	AdvanSix, Inc. (1)	1,438
4,033	Air Products & Chemicals, Inc.	563,652
3,922	Celanese Corp. — Series A	331,017

	Total Chemicals	896,107

	Communications Equipment (1.7%)
1,915	Motorola Solutions, Inc.	154,560

	Containers & Packaging (4.2%)
8,025	Sealed Air Corp.	389,212

	Diversified Financial Services (5.0%)
2,775	Berkshire Hathaway, Inc. — Class B (1)	455,488

	Electrical Equipment (1.1%)
2,047	AMETEK, Inc.	104,602

	Electronic Equipment, Instruments & Components (3.8%)
7,078	Agilent Technologies, Inc.	346,610

	Food Products (3.2%)
7,422	Conagra Brands, Inc.	290,126

	Health Care Equipment & Supplies (5.1%)
9,702	Baxter International, Inc.	464,823

	Hotels, Restaurants & Leisure (0.5%)
5,000	Freshii, Inc. (1)	46,865

	Industrial Conglomerates (8.6%)
5,580	Danaher Corp.	468,273
1,674	Roper Technologies, Inc.	321,157

	Total Industrial Conglomerates	789,430

	Internet Software & Services (3.2%)
4,140	Trade Desk, Inc. (The) (1)	122,793
3,861	Yahoo!, Inc. (1)	170,154

	Total Internet Software & Services	292,947

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Machinery (4.7%)
2,148	IDEX Corp.	$193,664
1,107	Illinois Tool Works, Inc.	140,810
4,000	REV Group, Inc. (1)	100,960

	Total Machinery	435,434

	Professional Services (11.5%)
4,813	IHS Markit, Ltd. (1)	189,873
27,433	TransUnion (1)	864,962

	Total Professional Services	1,054,835

	Semiconductors & Semiconductor Equipment (5.1%)
31,565	Marvell Technology Group, Ltd.	469,372

	Software (19.1%)
9,403	Activision Blizzard, Inc.	378,095
1,519	Dell Technologies, Inc. — Class V (1)	95,682
7,193	Microsoft Corp.	465,027
20,301	Oracle Corp.	814,273

	Total Software	1,753,077

	Specialty Retail (2.9%)
1,607	Advance Auto Parts, Inc.	263,934

	Trading Companies & Distributors (1.8%)
3,813	HD Supply Holdings, Inc. (1)	161,290

	Total Common Stock (Cost: $8,184,199) (96.3%)	8,823,162

	Money Market Investments
396,125	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	396,125

	Total Money Market Investments (Cost: $396,125) (4.3%)	396,125

	Total Investments (Cost: $8,580,324) (100.6%)	9,219,287
	Liabilities in Excess of Other Assets (-0.6%)	(59,369)

	Net Assets (100.0%)	$9,159,918

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Beverages	5.0%
Chemicals	9.8
Communications Equipment	1.7
Containers & Packaging	4.2
Diversified Financial Services	5.0
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	3.8
Food Products	3.2
Health Care Equipment & Supplies	5.1
Hotels, Restaurants & Leisure	0.5
Industrial Conglomerates	8.6
Internet Software & Services	3.2
Machinery	4.7
Professional Services	11.5
Semiconductors & Semiconductor Equipment	5.1
Software	19.1
Specialty Retail	2.9
Trading Companies & Distributors	1.8
Money Market Investments	4.3

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$454,450	$—	$—	$454,450
Chemicals	896,107	—	—	896,107
Communications Equipment	154,560	—	—	154,560
Containers & Packaging	389,212	—	—	389,212
Diversified Financial Services	455,488	—	—	455,488
Electrical Equipment	104,602	—	—	104,602
Electronic Equipment, Instruments & Components	346,610	—	—	346,610
Food Products	290,126	—	—	290,126
Health Care Equipment & Supplies	464,823	—	—	464,823
Hotels, Restaurants & Leisure	46,865	—	—	46,865
Industrial Conglomerates	789,430	—	—	789,430
Internet Software & Services	292,947	—	—	292,947
Machinery	435,434	—	—	435,434
Professional Services	1,054,835	—	—	1,054,835
Semiconductors & Semiconductor Equipment	469,372	—	—	469,372
Software	1,753,077	—	—	1,753,077
Specialty Retail	263,934	—	—	263,934
Trading Companies & Distributors	161,290	—	—	161,290

Total Common Stock	8,823,162	—	—	8,823,162

Money Market Investments	396,125	—	—	396,125

Total Investments	$9,219,287	$—	$—	$9,219,287

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
538,985	Textron, Inc.	$25,531,719

	Air Freight & Logistics (1.9%)
117,580	FedEx Corp.	22,235,554

	Auto Components (1.9%)
487,212	Johnson Controls International PLC (Ireland)	21,427,584

	Banks (9.0%)
670,000	Citigroup, Inc.	37,406,100
563,204	JPMorgan Chase & Co.	47,663,954
433,000	Zions Bancorp.	18,268,270

	Total Banks	103,338,324

	Beverages (2.3%)
256,745	PepsiCo, Inc.	26,644,996

	Biotechnology (2.4%)
382,900	Gilead Sciences, Inc.	27,741,105

	Capital Markets (2.9%)
250,500	Invesco, Ltd.	7,244,460
340,538	State Street Corp.	25,948,996

	Total Capital Markets	33,193,456

	Chemicals (2.1%)
400,200	Dow Chemical Co. (The)	23,863,926

	Communications Equipment (3.4%)
1,276,485	Cisco Systems, Inc.	39,213,619

	Consumer Finance (1.4%)
448,937	Synchrony Financial	16,080,923

	Containers & Packaging (1.0%)
221,100	WestRock Co.	11,797,896

	Diversified Financial Services (2.0%)
386,510	Intercontinental Exchange, Inc.	22,556,724

	Diversified Telecommunication Services (2.6%)
467,360	AT&T, Inc.	19,703,898

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (Continued)
566,500	Deutsche Telekom AG (Germany) (SP ADR)	$9,868,430

	Total Diversified Telecommunication Services	29,572,328

	Electronic Equipment, Instruments & Components (2.2%)
936,495	Corning, Inc.	24,807,753

	Energy Equipment & Services (5.3%)
388,856	Baker Hughes, Inc.	24,529,036
786,572	Nabors Industries, Ltd.	12,781,795
282,100	Schlumberger, Ltd.	23,614,591

	Total Energy Equipment & Services	60,925,422

	Food & Staples Retailing (0.9%)
201,800	Sysco Corp.	10,586,428

	Food Products (1.3%)
397,700	Conagra Brands, Inc.	15,546,093

	Health Care Equipment & Supplies (0.5%)
71,800	Medtronic PLC (Ireland)	5,458,236

	Health Care Providers & Services (2.0%)
249,750	Quest Diagnostics, Inc.	22,957,020

	Household Durables (1.4%)
368,471	Lennar Corp.	16,452,230

	Independent Power and Renewable Electricity Producers (1.7%)
1,666,371	AES Corp. (The)	19,063,284

	Industrial Conglomerates (5.9%)
1,387,496	General Electric Co.	41,208,631
924,491	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	27,161,546

	Total Industrial Conglomerates	68,370,177

	Insurance (3.9%)
292,800	Allstate Corp. (The)	22,021,488
426,080	MetLife, Inc.	23,183,013

	Total Insurance	45,204,501

	Leisure Products (0.9%)
418,200	Mattel, Inc.	10,961,022

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Machinery (1.3%)
263,032	Pentair PLC (United Kingdom)	$15,421,566

	Media (5.5%)
458,462	Comcast Corp.	34,577,204
664,398	Regal Entertainment Group	15,055,259
706,636	Time, Inc.	13,602,743

	Total Media	63,235,206

	Multiline Retail (1.3%)
2,255,084	J.C. Penney Co., Inc. (1)	14,996,309

	Oil, Gas & Consumable Fuels (4.7%)
372,160	Chevron Corp.	41,440,016
232,978	Royal Dutch Shell PLC (United Kingdom) (SP ADR)	12,671,673

	Total Oil, Gas & Consumable Fuels	54,111,689

	Pharmaceuticals (4.5%)
505,270	Merck & Co., Inc.	31,321,687
659,900	Pfizer, Inc.	20,938,627

	Total Pharmaceuticals	52,260,314

	REIT (1.3%)
337,200	Kimco Realty Corp.	8,392,908
84,600	Life Storage, Inc.	6,890,670

	Total REIT	15,283,578

	Semiconductors & Semiconductor Equipment (8.8%)
1,930,300	Cypress Semiconductor Corp.	22,777,540
780,736	Intel Corp.	28,746,699
649,860	Maxim Integrated Products, Inc.	28,905,773
317,300	Microchip Technology, Inc.	21,370,155

	Total Semiconductors & Semiconductor Equipment	101,800,167

	Software (3.4%)
608,375	Microsoft Corp.	39,331,444

	Specialty Retail (0.5%)
41,214	Home Depot, Inc. (The)	5,670,222

	Technology Hardware, Storage & Peripherals (2.0%)
517,465	Seagate Technology PLC (Netherlands)	23,363,545

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (2.2%)
667,409	Coach, Inc.	$24,927,726

	Thrifts & Mortgage Finance (1.9%)
1,413,700	New York Community Bancorp, Inc.	21,474,103

	Total Common Stock (Cost: $886,069,116) (98.5%)	1,135,406,189

	Money Market Investments
20,043,382	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	20,043,382

	Total Money Market Investments (Cost: $20,043,382) (1.7%)	20,043,382

	Total Investments (Cost: $906,112,498) (100.2%)	1,155,449,571
	Liabilities in Excess of Other Assets (-0.2%)	(2,277,385)

	Net Assets (100.0%)	$1,153,172,186

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	1.9
Auto Components	1.9
Banks	9.0
Beverages	2.3
Biotechnology	2.4
Capital Markets	2.9
Chemicals	2.1
Communications Equipment	3.4
Consumer Finance	1.4
Containers & Packaging	1.0
Diversified Financial Services	2.0
Diversified Telecommunication Services	2.6
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	5.3
Food & Staples Retailing	0.9
Food Products	1.3
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	2.0
Household Durables	1.4
Independent Power and Renewable Electricity Producers	1.7
Industrial Conglomerates	5.9
Insurance	3.9
Leisure Products	0.9
Machinery	1.3
Media	5.5
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	4.7
Pharmaceuticals	4.5
REIT	1.3
Semiconductors & Semiconductor Equipment	8.8
Software	3.4
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	2.0
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.9
Money Market Investments	1.7

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$25,531,719	$—	$—	$25,531,719
Air Freight & Logistics	22,235,554	—	—	22,235,554
Auto Components	21,427,584	—	—	21,427,584
Banks	103,338,324	—	—	103,338,324
Beverages	26,644,996	—	—	26,644,996
Biotechnology	27,741,105	—	—	27,741,105
Capital Markets	33,193,456	—	—	33,193,456
Chemicals	23,863,926	—	—	23,863,926
Communications Equipment	39,213,619	—	—	39,213,619
Consumer Finance	16,080,923	—	—	16,080,923
Containers & Packaging	11,797,896	—	—	11,797,896
Diversified Financial Services	22,556,724	—	—	22,556,724
Diversified Telecommunication Services	29,572,328	—	—	29,572,328
Electronic Equipment, Instruments & Components	24,807,753	—	—	24,807,753
Energy Equipment & Services	60,925,422	—	—	60,925,422
Food & Staples Retailing	10,586,428	—	—	10,586,428
Food Products	15,546,093	—	—	15,546,093
Health Care Equipment & Supplies	5,458,236	—	—	5,458,236
Health Care Providers & Services	22,957,020	—	—	22,957,020
Household Durables	16,452,230	—	—	16,452,230
Independent Power and Renewable Electricity Producers	19,063,284	—	—	19,063,284
Industrial Conglomerates	68,370,177	—	—	68,370,177
Insurance	45,204,501	—	—	45,204,501
Leisure Products	10,961,022	—	—	10,961,022
Machinery	15,421,566	—	—	15,421,566
Media	63,235,206	—	—	63,235,206
Multiline Retail	14,996,309	—	—	14,996,309
Oil, Gas & Consumable Fuels	54,111,689	—	—	54,111,689
Pharmaceuticals	52,260,314	—	—	52,260,314
REIT	15,283,578	—	—	15,283,578
Semiconductors & Semiconductor Equipment	101,800,167	—	—	101,800,167
Software	39,331,444	—	—	39,331,444
Specialty Retail	5,670,222	—	—	5,670,222
Technology Hardware, Storage & Peripherals	23,363,545	—	—	23,363,545
Textiles, Apparel & Luxury Goods	24,927,726	—	—	24,927,726
Thrifts & Mortgage Finance	21,474,103	—	—	21,474,103

Total Common Stock	1,135,406,189	—	—	1,135,406,189

Money Market Investments	20,043,382	—	—	20,043,382

Total Investments	$1,155,449,571	$—	$—	$1,155,449,571

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
359,510	Textron, Inc.	$17,029,989

	Auto Components (4.1%)
425,470	Dana, Inc.	8,568,966
251,968	Johnson Controls International PLC (Ireland)	11,081,552

	Total Auto Components	19,650,518

	Banks (9.4%)
295,800	Citigroup, Inc.	16,514,514
220,158	JPMorgan Chase & Co.	18,631,972
230,300	Zions Bancorp.	9,716,357

	Total Banks	44,862,843

	Beverages (2.2%)
102,900	PepsiCo, Inc.	10,678,962

	Biotechnology (2.5%)
164,854	Gilead Sciences, Inc.	11,943,672

	Capital Markets (2.0%)
123,438	State Street Corp.	9,405,976

	Chemicals (1.7%)
138,686	Dow Chemical Co. (The)	8,269,846

	Communications Equipment (3.2%)
492,590	Cisco Systems, Inc.	15,132,365

	Consumer Finance (1.4%)
187,592	Synchrony Financial	6,719,545

	Containers & Packaging (2.5%)
152,453	Sealed Air Corp.	7,393,970
87,300	WestRock Co.	4,658,328

	Total Containers & Packaging	12,052,298

	Diversified Financial Services (2.4%)
195,705	Intercontinental Exchange, Inc.	11,421,344

	Diversified Telecommunication Services (1.6%)
176,500	AT&T, Inc.	7,441,240

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (2.6%)
457,990	Corning, Inc.	$12,132,155

	Energy Equipment & Services (4.4%)
230,550	Baker Hughes, Inc.	14,543,094
386,131	Nabors Industries, Ltd.	6,274,629

	Total Energy Equipment & Services	20,817,723

	Food Products (1.6%)
194,000	Conagra Brands, Inc.	7,583,460

	Health Care Equipment & Supplies (0.5%)
31,400	Medtronic PLC (Ireland)	2,387,028

	Health Care Providers & Services (4.0%)
40,884	Anthem, Inc.	6,301,860
72,900	Cardinal Health, Inc.	5,464,584
34,200	Centene Corp. (1)	2,163,834
35,806	Cigna Corp.	5,235,553

	Total Health Care Providers & Services	19,165,831

	Household Durables (2.6%)
272,263	Lennar Corp.	12,156,543

	Independent Power and Renewable Electricity Producers (1.8%)
749,700	AES Corp. (The)	8,576,568

	Industrial Conglomerates (3.6%)
572,836	General Electric Co.	17,013,229

	Insurance (2.7%)
258,884	Hartford Financial Services Group, Inc.	12,610,240

	IT Services (0.4%)
138,300	First Data Corp. (1)	2,121,522

	Machinery (3.4%)
118,267	Pentair PLC (United Kingdom)	6,933,994
285,130	Terex Corp.	9,067,134

	Total Machinery	16,001,128

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Media (4.1%)
258,455	Comcast Corp.	$19,492,676

	Metals & Mining (1.5%)
439,500	Freeport-McMoRan, Inc. (1)	7,317,675

	Multiline Retail (2.0%)
1,464,934	J.C. Penney Co., Inc. (1)	9,741,811

	Oil, Gas & Consumable Fuels (4.1%)
127,500	Chevron Corp.	14,197,125
126,500	Newfield Exploration Co. (1)	5,070,120

	Total Oil, Gas & Consumable Fuels	19,267,245

	Pharmaceuticals (4.2%)
200,350	Merck & Co., Inc.	12,419,696
239,550	Pfizer, Inc.	7,600,922

	Total Pharmaceuticals	20,020,618

	Real Estate Management & Development (1.5%)
70,900	Jones Lang LaSalle, Inc.	7,304,827

	Semiconductors & Semiconductor Equipment (8.3%)
334,275	Applied Materials, Inc.	11,448,919
781,600	Cypress Semiconductor Corp.	9,222,880
242,339	Intel Corp.	8,922,922
329,100	Micron Technology, Inc. (1)	7,934,601
143,700	ON Semiconductor Corp. (1)	1,914,084

	Total Semiconductors & Semiconductor Equipment	39,443,406

	Software (3.4%)
246,590	Microsoft Corp.	15,942,043

	Specialty Retail (1.5%)
53,500	Home Depot, Inc. (The)	7,360,530

	Technology Hardware, Storage & Peripherals (2.9%)
175,040	Western Digital Corp.	13,955,939

	Textiles, Apparel & Luxury Goods (2.0%)
195,442	Coach, Inc.	7,299,759

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (Continued)
24,300	Ralph Lauren Corp.	$2,148,849

	Total Textiles, Apparel & Luxury Goods	9,448,608

	Total Common Stock (Cost: $295,971,449) (99.7%)	474,469,403

	Money Market Investments
2,293,310	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	2,293,310

	Total Money Market Investments (Cost: $2,293,310) (0.5%)	2,293,310

	Total Investments (Cost: $298,264,759) (100.2%)	476,762,713
	Liabilities in Excess of Other Assets (-0.2%)	(773,394)

	Net Assets (100.0%)	$475,989,319

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Auto Components	4.1
Banks	9.4
Beverages	2.2
Biotechnology	2.5
Capital Markets	2.0
Chemicals	1.7
Communications Equipment	3.2
Consumer Finance	1.4
Containers & Packaging	2.5
Diversified Financial Services	2.4
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	4.4
Food Products	1.6
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	4.0
Household Durables	2.6
Independent Power and Renewable Electricity Producers	1.8
Industrial Conglomerates	3.6
Insurance	2.7
IT Services	0.4
Machinery	3.4
Media	4.1
Metals & Mining	1.5
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	4.2
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	8.3
Software	3.4
Specialty Retail	1.5
Technology Hardware, Storage & Peripherals	2.9
Textiles, Apparel & Luxury Goods	2.0
Money Market Investments	0.5

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$17,029,989	$—	$—	$17,029,989
Auto Components	19,650,518	—	—	19,650,518
Banks	44,862,843	—	—	44,862,843
Beverages	10,678,962	—	—	10,678,962
Biotechnology	11,943,672	—	—	11,943,672
Capital Markets	9,405,976	—	—	9,405,976
Chemicals	8,269,846	—	—	8,269,846
Communications Equipment	15,132,365	—	—	15,132,365
Consumer Finance	6,719,545	—	—	6,719,545
Containers & Packaging	12,052,298	—	—	12,052,298
Diversified Financial Services	11,421,344	—	—	11,421,344
Diversified Telecommunication Services	7,441,240	—	—	7,441,240
Electronic Equipment, Instruments & Components	12,132,155	—	—	12,132,155
Energy Equipment & Services	20,817,723	—	—	20,817,723
Food Products	7,583,460	—	—	7,583,460
Health Care Equipment & Supplies	2,387,028	—	—	2,387,028
Health Care Providers & Services	19,165,831	—	—	19,165,831
Household Durables	12,156,543	—	—	12,156,543
Independent Power and Renewable Electricity Producers	8,576,568	—	—	8,576,568
Industrial Conglomerates	17,013,229	—	—	17,013,229
Insurance	12,610,240	—	—	12,610,240
IT Services	2,121,522	—	—	2,121,522
Machinery	16,001,128	—	—	16,001,128
Media	19,492,676	—	—	19,492,676
Metals & Mining	7,317,675	—	—	7,317,675
Multiline Retail	9,741,811	—	—	9,741,811
Oil, Gas & Consumable Fuels	19,267,245	—	—	19,267,245
Pharmaceuticals	20,020,618	—	—	20,020,618
Real Estate Management & Development	7,304,827	—	—	7,304,827
Semiconductors & Semiconductor Equipment	39,443,406	—	—	39,443,406
Software	15,942,043	—	—	15,942,043
Specialty Retail	7,360,530	—	—	7,360,530
Technology Hardware, Storage & Peripherals	13,955,939	—	—	13,955,939
Textiles, Apparel & Luxury Goods	9,448,608	—	—	9,448,608

Total Common Stock	474,469,403	—	—	474,469,403

Money Market Investments	2,293,310	—	—	2,293,310

Total Investments	$476,762,713	$—	$—	$476,762,713

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
60,445	Textron, Inc.	$2,863,280

	Auto Components (3.0%)
93,150	Dana, Inc.	1,876,041
20,115	Tenneco, Inc. (1)	1,356,757

	Total Auto Components	3,232,798

	Banks (13.8%)
24,966	Comerica, Inc.	1,685,954
260,742	KeyCorp	4,685,534
67,065	Popular, Inc.	2,979,698
62,829	Synovus Financial Corp.	2,618,712
56,500	Umpqua Holdings Corp.	1,034,515
45,700	Zions Bancorp.	1,928,083

	Total Banks	14,932,496

	Capital Markets (5.6%)
60,300	E*TRADE Financial Corp. (1)	2,258,235
30,800	Evercore Partners, Inc.	2,385,460
49,288	Invesco, Ltd.	1,425,409

	Total Capital Markets	6,069,104

	Communications Equipment (1.5%)
127,400	Brocade Communications Systems, Inc.	1,588,678

	Construction & Engineering (2.2%)
40,933	Jacobs Engineering Group, Inc. (1)	2,396,627

	Containers & Packaging (2.5%)
36,032	Sealed Air Corp.	1,747,552
18,000	WestRock Co.	960,480

	Total Containers & Packaging	2,708,032

	Diversified Telecommunication Services (0.6%)
21,000	Zayo Group Holdings, Inc. (1)	671,160

	Energy Equipment & Services (4.2%)
22,900	Forum Energy Technologies, Inc. (1)	496,930
101,540	Nabors Industries, Ltd.	1,650,025
316,372	Newpark Resources, Inc. (1)	2,388,609

	Total Energy Equipment & Services	4,535,564

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Food & Staples Retailing (0.5%)
9,900	Sysco Corp.	$519,354

	Food Products (1.6%)
43,700	Conagra Brands, Inc.	1,708,233

	Health Care Providers & Services (5.2%)
7,800	Centene Corp. (1)	493,506
10,000	Cigna Corp.	1,462,200
40,700	Quest Diagnostics, Inc.	3,741,144

	Total Health Care Providers & Services	5,696,850

	Hotels, Restaurants & Leisure (0.4%)
27,200	Bloomin’ Brands, Inc.	465,392

	Household Durables (6.9%)
104,755	Beazer Homes USA, Inc. (1)	1,493,806
7,700	DR Horton, Inc.	230,307
113,760	KB Home	1,863,389
39,000	Lennar Corp.	1,741,350
67,400	Toll Brothers, Inc. (1)	2,113,664

	Total Household Durables	7,442,516

	Independent Power and Renewable Electricity Producers (2.0%)
191,400	AES Corp. (The)	2,189,616

	Insurance (3.3%)
17,886	Arch Capital Group, Ltd. (1)	1,580,228
50,305	Assured Guaranty, Ltd.	1,957,368

	Total Insurance	3,537,596

	IT Services (0.4%)
31,700	First Data Corp. (1)	486,278

	Leisure Products (0.3%)
12,400	Mattel, Inc.	325,004

	Machinery (8.0%)
21,509	Dover Corp.	1,672,325
14,200	Joy Global, Inc.	399,304
35,500	Kennametal, Inc.	1,268,770
299,900	Manitowoc Co., Inc. (The) (1)	2,048,317

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Machinery (Continued)
34,655	SPX FLOW, Inc. (1)	$1,209,113
66,498	Terex Corp.	2,114,636

	Total Machinery	8,712,465

	Marine (1.0%)
16,100	Kirby Corp. (1)	1,037,645

	Metals & Mining (4.1%)
46,807	Commercial Metals Co.	956,267
86,400	Freeport-McMoRan, Inc. (1)	1,438,560
43,440	Worthington Industries, Inc.	2,075,998

	Total Metals & Mining	4,470,825

	Multi-Utilities (0.7%)
20,200	Avista Corp.	780,528

	Multiline Retail (2.0%)
333,500	J.C. Penney Co., Inc. (1)	2,217,775

	Oil, Gas & Consumable Fuels (2.1%)
42,500	Newfield Exploration Co. (1)	1,703,400
68,100	Synergy Resources Corp. (1)	586,341

	Total Oil, Gas & Consumable Fuels	2,289,741

	Real Estate Management & Development (1.8%)
18,775	Jones Lang LaSalle, Inc.	1,934,388

	REIT (2.4%)
27,900	Kimco Realty Corp.	694,431
9,800	Life Storage, Inc.	798,210
5,600	Mid-America Apartment Communities, Inc.	531,720
8,075	Welltower, Inc.	535,372

	Total REIT	2,559,733

	Road & Rail (0.7%)
10,100	Genesee & Wyoming, Inc. (1)	761,136

	Semiconductors & Semiconductor Equipment (9.8%)
159,100	Cypress Semiconductor Corp.	1,877,380
9,810	Lam Research Corp.	1,126,777
60,646	Maxim Integrated Products, Inc.	2,697,534

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
68,300	Micron Technology, Inc. (1)	$1,646,713
17,028	NXP Semiconductors NV (Netherlands) (1)	1,666,190
27,800	ON Semiconductor Corp. (1)	370,296
45,448	Teradyne, Inc.	1,289,814

	Total Semiconductors & Semiconductor Equipment	10,674,704

	Technology Hardware, Storage & Peripherals (3.7%)
50,880	Western Digital Corp.	4,056,662

	Textiles, Apparel & Luxury Goods (2.9%)
72,743	Coach, Inc.	2,716,951
5,200	Ralph Lauren Corp.	459,836

	Total Textiles, Apparel & Luxury Goods	3,176,787

	Thrifts & Mortgage Finance (2.0%)
71,900	EverBank Financial Corp.	1,397,017
51,500	New York Community Bancorp, Inc.	782,285

	Total Thrifts & Mortgage Finance	2,179,302

	Total Common Stock (Cost: $75,748,621) (97.8%)	106,220,269

	Money Market Investments
2,380,544	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	2,380,544

	Total Money Market Investments (Cost: $2,380,544) (2.2%)	2,380,544

	Total Investments (Cost: $78,129,165) (100.0%)	108,600,813
	Liabilities in Excess of Other Assets ((0.0)%)	(1,660)

	Net Assets (100.0%)	$108,599,153

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Auto Components	3.0
Banks	13.8
Capital Markets	5.6
Communications Equipment	1.5
Construction & Engineering	2.2
Containers & Packaging	2.5
Diversified Telecommunication Services	0.6
Energy Equipment & Services	4.2
Food & Staples Retailing	0.5
Food Products	1.6
Health Care Providers & Services	5.2
Hotels, Restaurants & Leisure	0.4
Household Durables	6.9
Independent Power and Renewable Electricity Producers	2.0
Insurance	3.3
IT Services	0.4
Leisure Products	0.3
Machinery	8.0
Marine	1.0
Metals & Mining	4.1
Multi-Utilities	0.7
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	2.1
REIT	2.4
Real Estate Management & Development	1.8
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	9.8
Technology Hardware, Storage & Peripherals	3.7
Textiles, Apparel & Luxury Goods	2.9
Thrifts & Mortgage Finance	2.0
Money Market Investments	2.2

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,863,280	$—	$—	$2,863,280
Auto Components	3,232,798	—	—	3,232,798
Banks	14,932,496	—	—	14,932,496
Capital Markets	6,069,104	—	—	6,069,104
Communications Equipment	1,588,678	—	—	1,588,678
Construction & Engineering	2,396,627	—	—	2,396,627
Containers & Packaging	2,708,032	—	—	2,708,032
Diversified Telecommunication Services	671,160	—	—	671,160
Energy Equipment & Services	4,535,564	—	—	4,535,564
Food & Staples Retailing	519,354	—	—	519,354
Food Products	1,708,233	—	—	1,708,233
Health Care Providers & Services	5,696,850	—	—	5,696,850
Hotels, Restaurants & Leisure	465,392	—	—	465,392
Household Durables	7,442,516	—	—	7,442,516
Independent Power and Renewable Electricity Producers	2,189,616	—	—	2,189,616
Insurance	3,537,596	—	—	3,537,596
IT Services	486,278	—	—	486,278
Leisure Products	325,004	—	—	325,004
Machinery	8,712,465	—	—	8,712,465
Marine	1,037,645	—	—	1,037,645
Metals & Mining	4,470,825	—	—	4,470,825
Multi-Utilities	780,528	—	—	780,528
Multiline Retail	2,217,775	—	—	2,217,775
Oil, Gas & Consumable Fuels	2,289,741	—	—	2,289,741
REIT	2,559,733	—	—	2,559,733
Real Estate Management & Development	1,934,388	—	—	1,934,388
Road & Rail	761,136	—	—	761,136
Semiconductors & Semiconductor Equipment	10,674,704	—	—	10,674,704
Technology Hardware, Storage & Peripherals	4,056,662	—	—	4,056,662
Textiles, Apparel & Luxury Goods	3,176,787	—	—	3,176,787
Thrifts & Mortgage Finance	2,179,302	—	—	2,179,302

Total Common Stock	106,220,269	—	—	106,220,269

Money Market Investments	2,380,544	—	—	2,380,544

Total Investments	$108,600,813	$—	$—	$108,600,813

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Beverages (2.3% of Net Assets)
492,200	Monster Beverage Corp. (1)	$20,967,720

	Biotechnology (9.8%)
190,572	Alexion Pharmaceuticals, Inc. (1)	24,903,949
203,513	BioMarin Pharmaceutical, Inc. (1)	17,833,844
382,180	Celgene Corp. (1)	44,390,207

	Total Biotechnology	87,128,000

	Capital Markets (2.9%)
635,070	Charles Schwab Corp. (The)	26,190,287

	Chemicals (1.7%)
107,200	Air Products & Chemicals, Inc.	14,982,272

	Food & Staples Retailing (6.0%)
163,344	Costco Wholesale Corp.	26,780,249
336,340	CVS Health Corp.	26,506,955

	Total Food & Staples Retailing	53,287,204

	Health Care Providers & Services (1.8%)
430,216	Acadia Healthcare Co., Inc. (1)	16,507,388

	Hotels, Restaurants & Leisure (4.2%)
684,317	Starbucks Corp.	37,787,985

	Insurance (4.2%)
282,790	Chubb, Ltd. (Switzerland)	37,184,057

	Internet & Catalog Retail (9.1%)
51,644	Amazon.com, Inc. (1)	42,527,801
24,714	Priceline Group, Inc. (The) (1)	38,927,763

	Total Internet & Catalog Retail	81,455,564

	Internet Software & Services (16.6%)
78,929	Alphabet, Inc. — Class C (1)	62,889,838
82,355	Equinix, Inc.	31,705,028
411,202	Facebook, Inc. (1)	53,587,844

	Total Internet Software & Services	148,182,710

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	IT Services (10.3%)
167,600	Mastercard, Inc.	$17,820,908
611,560	PayPal Holdings, Inc. (1)	24,327,857
596,804	Visa, Inc.	49,361,659

	Total IT Services	91,510,424

	Life Sciences Tools & Services (1.2%)
69,665	Illumina, Inc. (1)	11,153,366

	Oil, Gas & Consumable Fuels (1.4%)
88,840	Concho Resources, Inc. (1)	12,387,850

	Pharmaceuticals (2.3%)
92,007	Allergan PLC (Ireland)	20,139,412

	REIT (4.8%)
413,872	American Tower Corp.	42,835,752

	Software (19.2%)
308,851	Adobe Systems, Inc. (1)	35,017,526
638,430	Mobileye NV (Netherlands) (1)	27,426,953
586,908	Salesforce.com, Inc. (1)	46,424,423
359,279	ServiceNow, Inc. (1)	32,557,863
508,602	Splunk, Inc. (1)	29,427,712

	Total Software	170,854,477

	Trading Companies & Distributors (1.9%)
334,200	Fastenal Co.	16,603,056

	Total Common Stock (Cost: $496,574,108) (99.7%)	889,157,524

	Money Market Investments
4,570,425	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	4,570,425

	Total Money Market Investments (Cost: $4,570,425) (0.5%)	4,570,425

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2017

Total Investments (Cost: $501,144,533) (100.2%)	893,727,949
Liabilities in Excess of Other Assets (-0.2%)	(2,153,202)

Net Assets (100.0%)	$891,574,747

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Beverages	2.3%
Biotechnology	9.8
Capital Markets	2.9
Chemicals	1.7
Food & Staples Retailing	6.0
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	4.2
Insurance	4.2
Internet & Catalog Retail	9.1
Internet Software & Services	16.6
IT Services	10.3
Life Sciences Tools & Services	1.2
Oil, Gas & Consumable Fuels	1.4
Pharmaceuticals	2.3
REIT	4.8
Software	19.2
Trading Companies & Distributors	1.9
Money Market Investments	0.5

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$20,967,720	$—	$—	$20,967,720
Biotechnology	87,128,000	—	—	87,128,000
Capital Markets	26,190,287	—	—	26,190,287
Chemicals	14,982,272	—	—	14,982,272
Food & Staples Retailing	53,287,204	—	—	53,287,204
Health Care Providers & Services	16,507,388	—	—	16,507,388
Hotels, Restaurants & Leisure	37,787,985	—	—	37,787,985
Insurance	37,184,057	—	—	37,184,057
Internet & Catalog Retail	81,455,564	—	—	81,455,564
Internet Software & Services	148,182,710	—	—	148,182,710
IT Services	91,510,424	—	—	91,510,424
Life Sciences Tools & Services	11,153,366	—	—	11,153,366
Oil, Gas & Consumable Fuels	12,387,850	—	—	12,387,850
Pharmaceuticals	20,139,412	—	—	20,139,412
REIT	42,835,752	—	—	42,835,752
Software	170,854,477	—	—	170,854,477
Trading Companies & Distributors	16,603,056	—	—	16,603,056

Total Common Stock	889,157,524	—	—	889,157,524

Money Market Investments	4,570,425	—	—	4,570,425

Total Investments	$893,727,949	$—	$—	$893,727,949

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.0% of Net Assets)
6,210	HEICO Corp.	$477,859

	Auto Components (2.1%)
6,900	Dorman Products, Inc. (1)	476,238
15,200	Gentherm, Inc. (1)	538,080

	Total Auto Components	1,014,318

	Beverages (1.9%)
5,700	Boston Beer Co., Inc. (The) (1)	876,090

	Biotechnology (4.6%)
10,900	Alkermes PLC (Ireland) (1)	589,799
8,700	BeiGene, Ltd. (China) (ADR) (1)	303,108
5,300	BioMarin Pharmaceutical, Inc. (1)	464,439
4,700	Incyte Corp. (1)	569,687
3,525	Ultragenyx Pharmaceutical, Inc. (1)	264,410

	Total Biotechnology	2,191,443

	Capital Markets (1.6%)
19,600	Financial Engines, Inc.	755,580

	Chemicals (3.4%)
9,200	Ingevity Corp. (1)	511,428
17,300	Trinseo SA (Luxembourg)	1,120,175

	Total Chemicals	1,631,603

	Commercial Services & Supplies (4.9%)
8,300	Advisory Board Co. (The) (1)	377,650
18,200	Healthcare Services Group, Inc.	723,450
5,200	UniFirst Corp.	665,080
10,300	US Ecology, Inc.	527,875

	Total Commercial Services & Supplies	2,294,055

	Communications Equipment (0.5%)
17,200	CalAmp Corp. (1)	258,344

	Distributors (1.0%)
13,600	Core-Mark Holding Co., Inc.	475,048

	Diversified Consumer Services (1.3%)
3,315	MarketAxess Holdings, Inc.	620,734

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (2.4%)
4,345	Cognex Corp.	$293,548
22,189	FARO Technologies, Inc. (1)	823,212

	Total Electronic Equipment, Instruments & Components	1,116,760

	Food & Staples Retailing (3.7%)
7,690	Pricesmart, Inc.	651,343
23,600	United Natural Foods, Inc. (1)	1,078,520

	Total Food & Staples Retailing	1,729,863

	Food Products (2.3%)
27,500	Hain Celestial Group, Inc. (The) (1)	1,087,900

	Health Care Providers & Services (7.5%)
12,200	Acadia Healthcare Co., Inc. (1)	468,114
3,300	Chemed Corp.	548,097
72,200	Diplomat Pharmacy, Inc. (1)	992,028
2,500	HealthEquity, Inc. (1)	115,625
10,100	LHC Group, Inc. (1)	506,313
15,800	Surgical Care Affiliates, Inc. (1)	892,700

	Total Health Care Providers & Services	3,522,877

	Health Care Technology (2.0%)
5,300	athenahealth, Inc. (1)	667,747
11,200	HealthStream, Inc. (1)	257,152

	Total Health Care Technology	924,899

	Hotels, Restaurants & Leisure (1.2%)
36,300	Eldorado Resorts, Inc. (1)	562,650

	Household Products (1.2%)
16,800	Central Garden & Pet Co. (1)	551,880

	Internet & Catalog Retail (2.3%)
40,400	Etsy, Inc. (1)	509,444
13,900	Wayfair, Inc. (1)	577,684

	Total Internet & Catalog Retail	1,087,128

	Internet Software & Services (9.7%)
26,035	Apptio, Inc. (1)	360,324

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
48,740	Cornerstone OnDemand, Inc. (1)	$1,983,231
14,700	New Relic, Inc. (1)	532,140
6,490	SPS Commerce, Inc. (1)	447,810
7,500	Twilio, Inc. (1)	216,225
24,700	Yelp, Inc. (1)	1,031,966

	Total Internet Software & Services	4,571,696

	IT Services (1.6%)
11,900	EPAM Systems, Inc. (1)	765,884

	Life Sciences Tools & Services (4.4%)
26,900	INC Research Holdings, Inc. (1)	1,425,700
10,900	NanoString Technologies, Inc. (1)	196,636
16,400	Patheon NV (Netherlands) (1)	470,516

	Total Life Sciences Tools & Services	2,092,852

	Machinery (7.0%)
12,000	CLARCOR, Inc.	993,720
7,900	RBC Bearings, Inc. (1)	731,777
21,000	REV Group, Inc. (1)	530,040
4,900	WABCO Holdings, Inc. (1)	534,247
6,000	Wabtec Corp.	519,840

	Total Machinery	3,309,624

	Media (1.8%)
15,150	Lions Gate Entertainment Corp. (1)	435,865
15,150	Lions Gate Entertainment Corp. — Class B (1)	405,869

	Total Media	841,734

	Metals & Mining (1.4%)
31,100	Allegheny Technologies, Inc.	675,803

	Oil, Gas & Consumable Fuels (2.9%)
26,500	Matador Resources Co. (1)	697,745
16,250	RSP Permian, Inc. (1)	691,600

	Total Oil, Gas & Consumable Fuels	1,389,345

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Personal Products (1.1%)
20,250	elf Beauty, Inc. (1)	$505,440

	Pharmaceuticals (1.7%)
26,100	Depomed, Inc. (1)	472,149
15,200	Horizon Pharma PLC (Ireland) (1)	248,824
5,000	Jounce Therapeutics, Inc. (1)	82,900

	Total Pharmaceuticals	803,873

	Professional Services (0.5%)
3,300	WageWorks, Inc. (1)	238,095

	Real Estate Management & Development (1.7%)
14,475	RE/MAX Holdings, Inc.	811,324

	Semiconductors & Semiconductor Equipment (1.1%)
11,188	Mellanox Technologies, Ltd. (Israel) (1)	529,752

	Software (9.6%)
13,800	Callidus Software, Inc. (1)	254,610
8,550	Proofpoint, Inc. (1)	685,368
12,850	Qualys, Inc. (1)	461,315
5,300	ServiceNow, Inc. (1)	480,286
8,750	Splunk, Inc. (1)	506,275
10,000	Tableau Software, Inc. (1)	478,400
21,900	Take-Two Interactive Software, Inc. (1)	1,174,935
2,480	Ultimate Software Group, Inc. (The) (1)	480,277

	Total Software	4,521,466

	Specialty Retail (1.5%)
13,550	Dick’s Sporting Goods, Inc.	699,180

	Textiles, Apparel & Luxury Goods (1.8%)
28,200	Skechers U.S.A., Inc. (1)	708,384
7,200	Under Armour, Inc. (1)	154,728

	Total Textiles, Apparel & Luxury Goods	863,112

	Thrifts & Mortgage Finance (1.2%)
19,000	BofI Holding, Inc. (1)	560,500

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (4.7%)
9,600	H&E Equipment Services, Inc.	$248,256
45,000	NOW, Inc. (1)	956,700
14,000	SiteOne Landscape Supply, Inc. (1)	537,880
6,800	WESCO International, Inc. (1)	480,760

	Total Trading Companies & Distributors	2,223,596

	Total Common Stock (Cost: $35,604,791) (98.6%)	46,582,307

	Money Market Investments
1,393,487	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (2)	1,393,487

	Total Money Market Investments (Cost: $1,393,487) (2.9%)	1,393,487

	Total Investments (Cost: $36,998,278) (101.5%)	47,975,794
	Liabilities in Excess of Other Assets (-1.5%)	(731,564)

	Net Assets (100.0%)	$47,244,230

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

(2)		Rate disclosed is the 7-day net yield as of January 31, 2017.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Auto Components	2.1
Beverages	1.9
Biotechnology	4.6
Capital Markets	1.6
Chemicals	3.4
Commercial Services & Supplies	4.9
Communications Equipment	0.5
Distributors	1.0
Diversified Consumer Services	1.3
Electronic Equipment, Instruments & Components	2.4
Food & Staples Retailing	3.7
Food Products	2.3
Health Care Providers & Services	7.5
Health Care Technology	2.0
Hotels, Restaurants & Leisure	1.2
Household Products	1.2
Internet & Catalog Retail	2.3
Internet Software & Services	9.7
IT Services	1.6
Life Sciences Tools & Services	4.4
Machinery	7.0
Media	1.8
Metals & Mining	1.4
Oil, Gas & Consumable Fuels	2.9
Personal Products	1.1
Pharmaceuticals	1.7
Professional Services	0.5
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	1.1
Software	9.6
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	1.8
Thrifts & Mortgage Finance	1.2
Trading Companies & Distributors	4.7
Money Market Investments	2.9

Total	101.5%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$477,859	$—	$—	$477,859
Auto Components	1,014,318	—	—	1,014,318
Beverages	876,090	—	—	876,090
Biotechnology	2,191,443	—	—	2,191,443
Capital Markets	755,580	—	—	755,580
Chemicals	1,631,603	—	—	1,631,603
Commercial Services & Supplies	2,294,055	—	—	2,294,055
Communications Equipment	258,344	—	—	258,344
Distributors	475,048	—	—	475,048
Diversified Consumer Services	620,734	—	—	620,734
Electronic Equipment, Instruments & Components	1,116,760	—	—	1,116,760
Food & Staples Retailing	1,729,863	—	—	1,729,863
Food Products	1,087,900	—	—	1,087,900
Health Care Providers & Services	3,522,877	—	—	3,522,877
Health Care Technology	924,899	—	—	924,899
Hotels, Restaurants & Leisure	562,650	—	—	562,650
Household Products	551,880	—	—	551,880
Internet & Catalog Retail	1,087,128	—	—	1,087,128
Internet Software & Services	4,571,696	—	—	4,571,696
IT Services	765,884	—	—	765,884
Life Sciences Tools & Services	2,092,852	—	—	2,092,852
Machinery	3,309,624	—	—	3,309,624
Media	841,734	—	—	841,734
Metals & Mining	675,803	—	—	675,803
Oil, Gas & Consumable Fuels	1,389,345	—	—	1,389,345
Personal Products	505,440	—	—	505,440
Pharmaceuticals	803,873	—	—	803,873
Professional Services	238,095	—	—	238,095
Real Estate Management & Development	811,324	—	—	811,324
Semiconductors & Semiconductor Equipment	529,752	—	—	529,752
Software	4,521,466	—	—	4,521,466
Specialty Retail	699,180	—	—	699,180
Textiles, Apparel & Luxury Goods	863,112	—	—	863,112
Thrifts & Mortgage Finance	560,500	—	—	560,500
Trading Companies & Distributors	2,223,596	—	—	2,223,596

Total Common Stock	46,582,307	—	—	46,582,307

Money Market Investments	1,393,487	—	—	1,393,487

Total Investments	$47,975,794	$—	$—	$47,975,794

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin America and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the price received are not reflective of a security’s market value, are valued by TCW Investment Management Company LLC (the “Advisor”) in good faith under procedures established by and under the general supervision of the Company’s Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are assumptions made by the reporting entity in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore; the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation notes. Participation notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments is listed after the Schedule of Investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$88,059	$52,611
TCW International Growth Fund	—	34,144
TCW International Small Cap Fund	—	90,996

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2017 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

There was one common stock held in the TCW International Growth Fund and the TCW International Small Cap Fund that was valued in which significant unobservable inputs (Level 3) was used in determining value. There was no change in the value of these positions during the period ended January 31, 2017.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2017 are as follows:

	Fair Value at January 31, 2017	Valuation Techniques	Unobservable Input	Input
TCW International Growth Fund
Common Stock	$0	Internal Model	Discount Applied	100%
TCW International Small Cap Fund
Common Stock	$0	Internal Model	Discount Applied	100%

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s pricing committee (the “Pricing Committee”) in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW High Dividend Equities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Investments (1)	$—	$13	$—	$13
Swaps Contracts	19	—	—	19
Futures Contracts	—	—	2	2

Total Value	$19	$13	$2	$34

Liability Derivatives
Forward Contracts	—	(14)	—	(14)
Swaps Contracts	(9)	—	—	(9)
Written Options	—	(4)	—	(4)

Total Value	$(9)	$(18)	$—	$(27)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Contracts	—	$1,152,979	—	$1,152,979
Options Purchased	—	$213,333	—	$213,333
Options Written	—	$227,500	—	$227,500
Futures Contracts	—	—	2	2
Swaps Contracts	$1,205,000	—	—	$1,205,000

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2017.

TCW High Dividend Equities Fund

	Equity Risk	Total
Asset Derivatives
Investments (1)	$9	$9

Total Value	$9	$9

Liability Derivatives
Written Options	(15)	(15)

Total Value	$(15)	$(15)

Number of Contracts (2)
Options Purchased	222	222
Options Written	14	14

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2017.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2017.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW High Dividend Equities Fund had written options.

Transactions in written option contracts for the period ended January 31, 2017 were as follows:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	440,000	$7,206
Options written	310,000	3,167
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(440,000)	(7,206)

Options outstanding at January 31 , 2017	310,000	$3,167

TCW High Dividend Equities Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	16	$9,423
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	(3)	(1,767)
Options expired	—	—

Options outstanding at January 31, 2017	13	$7,656

Swap Agreements. The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. At the period ended January 31, 2017, the TCW Emerging Markets Multi-Asset Opportunities Fund held swap agreements listed on the Schedule of Investments.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund held participation notes as of January 31, 2017, which are listed on the Schedules of Investments.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2017.

Note 2 – Federal Income Taxes

At January 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Conservative Allocation Fund	$1,916	$(219)	$1,697	$27,639
TCW Developing Markets Equity Fund	721	(53)	668	4,402
TCW Emerging Markets Multi-Asset Opportunities Fund	3,897	(556)	3,341	35,252
TCW Focused Equities Fund	1,530	(138)	1,392	8,476
TCW Global Real Estate Fund	234	(96)	138	2,676
TCW Growth Equities Fund	2,423	(387)	2,036	6,927
TCW High Dividend Equities Fund	645	(80)	565	6,694
TCW International Growth Fund	381	(72)	309	3,018
TCW International Small Cap Fund	1,165	(365)	800	7,350
TCW New America Premier Equities Fund	649	(12)	637	8,582
TCW Relative Value Dividend Appreciation Fund	275,884	(24,044)	251,840	903,609
TCW Relative Value Large Cap Fund	182,548	(5,068)	177,480	299,283
TCW Relative Value Mid Cap Fund	31,257	(1,713)	29,544	79,056
TCW Select Equities Fund	413,305	(21,560)	391,745	501,983
TCW Small Cap Growth Fund	11,124	(834)	10,290	37,685

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2017 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Low Duration Fund — I Class	354,750	1,772	(16,766)	339,756	$2,963
Metropolitan West Total Return Bond Fund — I Class	391,564	7,293	(18,671)	380,186	4,007
TCW / Gargoyle Dynamic 500 Fund — I Class	—	150,720	(7,038)	143,682	1,533
TCW / Gargoyle Hedged Value Fund — I Class	195,801	2,339	(9,215)	188,925	1,755
TCW Global Bond Fund — I Class	75,764	1,025	(3,605)	73,184	695
TCW Global Real Estate Fund — I Class	120,731	—	(120,731)	—	—
TCW High Dividend Equities Fund — I Class	351,990	791	(224,746)	128,035	1,219
TCW International Growth Fund — I Class	77,502	577	(3,671)	74,408	757
TCW New America Premier Equities Fund— I Class	—	139,520	(6,505)	133,015	1,540
TCW Relative Value Large Cap Fund — I Class	124,211	5,907	(40,213)	89,905	2,008
TCW Select Equities Fund — I Class	96,331	4,272	(32,675)	67,928	1,697
TCW Total Return Bond Fund — I Class	995,444	23,928	(47,456)	971,916	9,593

Total					$27,767

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2017.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (26.8%)
	Aerospace/Defense (0.3% of Net Assets)
$5,850,000	United Technologies Corp., 1.778%, due 05/04/18	$5,855,323

	Airlines (0.5%)
1,866,844	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	2,049,981
36,866	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	39,746
980,784	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,077,646
671,621	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	746,339
687,351	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	720,447
494,900	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	572,847
483,694	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	542,342
1,973,144	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,197,590
764,573	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	809,492

	Total Airlines	8,756,430

	Auto Manufacturers (0.6%)
3,000,000	Ford Motor Credit Co. LLC, 1.461%, due 03/27/17	3,001,479
3,000,000	Ford Motor Credit Co. LLC, 1.949%, due 01/09/18 (1)	3,011,226
1,680,000	General Motors Co., 6.6%, due 04/01/36	1,945,104
2,500,000	General Motors Financial Co., Inc., 3.1%, due 01/15/19	2,542,750

	Total Auto Manufacturers	10,500,559

	Banks (8.0%)
1,500,000	Bank of America Corp., 1.868%, due 04/01/19 (1)	1,506,925
3,000,000	Bank of America Corp., 3.3%, due 01/11/23	3,009,420
2,675,000	Bank of America Corp., 4.125%, due 01/22/24	2,775,575
2,700,000	Bank of America Corp., 5.65%, due 05/01/18	2,823,172
1,000,000	Bank of America Corp., 6%, due 09/01/17	1,025,384
10,110,000	Bank of America Corp., 6.875%, due 04/25/18	10,711,808
1,000,000	Bank of America N.A., 1.263%, due 06/15/17 (1)	1,000,084
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,256,012
5,300,000	Bank of America N.A., 6.1%, due 06/15/17	5,389,192
2,450,000	Capital One N.A., 2.35%, due 08/17/18	2,465,452
4,000,000	Citigroup, Inc., 1.55%, due 08/14/17	4,001,676
5,000,000	Citigroup, Inc., 1.8%, due 02/05/18	5,002,540

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$5,225,000	Citigroup, Inc., 6.125%, due 11/21/17	$5,413,811
2,666,000	Discover Bank/Greenwood DE, 3.1%, due 06/04/20	2,703,471
1,500,000	Discover Bank/Greenwood DE, 4.2%, due 08/08/23	1,563,418
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,668,507
3,000,000	Goldman Sachs Group, Inc. (The), 2.375%, due 01/22/18	3,021,637
2,435,000	Goldman Sachs Group, Inc. (The), 3.85%, due 07/08/24	2,490,897
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,096,537
9,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	9,369,036
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	55,536
4,050,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	4,250,969
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,216,482
2,100,000	JPMorgan Chase & Co., 2.7%, due 05/18/23	2,048,609
9,100,000	JPMorgan Chase & Co., 6%, due 01/15/18	9,476,330
2,475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	2,608,828
8,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	9,137,558
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	929,100
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,507,507
600,000	Morgan Stanley, 5.5%, due 07/24/20	655,903
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,898,497
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,028,614
5,870,000	Morgan Stanley, 7.3%, due 05/13/19	6,523,760
3,100,000	Santander UK PLC (United Kingdom), 1.65%, due 09/29/17	3,097,827
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,308,457
5,000,000	Wachovia Corp., 5.75%, due 02/01/18	5,199,111
1,790,000	Wells Fargo & Co., 2.5%, due 03/04/21	1,779,774
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,368,500
7,765,000	Wells Fargo & Co., 3%, due 04/22/26	7,374,817
2,340,000	Wells Fargo Bank N.A., 6%, due 11/15/17	2,420,236

	Total Banks	138,180,969

	Beverages (0.4%)
5,698,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	5,743,176
1,180,000	Molson Coors Brewing Co., 3%, due 07/15/26	1,112,227

	Total Beverages	6,855,403

	Biotechnology (1.0%)
1,870,000	Amgen, Inc., 4.4%, due 05/01/45	1,783,210
1,402,000	Amgen, Inc., 4.663%, due 06/15/51	1,374,092
2,000,000	Amgen, Inc., 5.85%, due 06/01/17	2,028,612
2,000,000	Baxalta, Inc., 2.875%, due 06/23/20	2,021,532
2,450,000	Biogen, Inc., 5.2%, due 09/15/45	2,630,896

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Biotechnology (Continued)
$2,200,000	Celgene Corp., 5%, due 08/15/45	$2,293,745
3,000,000	Gilead Sciences, Inc., 3.25%, due 09/01/22	3,071,755
1,905,000	Gilead Sciences, Inc., 4.15%, due 03/01/47	1,796,830

	Total Biotechnology	17,000,672

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	103,868

	Computers (0.2%)
4,045,000	Apple, Inc., 4.65%, due 02/23/46	4,263,667

	Diversified Financial Services (0.9%)
3,000,000	American Express Co., 7%, due 03/19/18	3,176,368
425,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, due 11/15/35	446,647
4,000,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	4,302,500
2,875,000	Protective Life Global Funding, (144A), 1.501%, due 06/08/18 (1)(2)	2,880,224
4,000,000	Protective Life Global Funding, (144A), 1.722%, due 04/15/19 (2)	3,969,108

	Total Diversified Financial Services	14,774,847

	Electric (2.6%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,552,500
1,800,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	2,230,922
3,910,000	Commonwealth Edison Co., 3.65%, due 06/15/46	3,684,944
2,000,000	Dominion Resources, Inc., 4.104%, due 04/01/21	2,084,143
2,800,000	Duke Energy Progress LLC, 3.7%, due 10/15/46	2,649,262
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,222,577
3,684,000	Emera US Finance LP, 2.15%, due 06/15/19	3,682,318
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,029,631
1,585,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (2)	1,644,309
1,000,000	Indiana Michigan Power Co., 4.55%, due 03/15/46	1,053,878
4,000,000	ITC Holdings Corp., 3.25%, due 06/30/26	3,896,434
4,000,000	Kansas City Power & Light Co., 3.15%, due 03/15/23	4,014,584
1,100,000	KCP&L Greater Missouri Operations Co., 8.27%, due 11/15/21	1,284,315
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,303,989
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	993,126
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	176,451
2,545,000	Public Service Co. of New Mexico, 7.949%, due 05/15/18	2,751,417
1,980,000	Puget Energy, Inc., 6%, due 09/01/21	2,219,105
1,000,000	Southwestern Electric Power Co., 6.45%, due 01/15/19	1,085,888

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	$1,085,763

	Total Electric	44,645,556

	Energy-Alternate Sources (0.1%)
1,116,973	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(2)(3)	1,207,595

	Environmental Control (0.2%)
2,075,000	Republic Services, Inc., 2.9%, due 07/01/26	1,995,096
2,000,000	Republic Services, Inc., 3.8%, due 05/15/18	2,052,562

	Total Environmental Control	4,047,658

	Food (0.6%)
2,467,000	Kraft Heinz Foods Co., 1.6%, due 06/30/17	2,469,515
875,000	Kraft Heinz Foods Co., 3%, due 06/01/26	819,348
1,850,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	1,872,576
1,700,000	Kraft Heinz Foods Co., 4.375%, due 06/01/46	1,600,500
143,000	Kraft Heinz Foods Co., 5.375%, due 02/10/20	154,402
3,000,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	3,190,976

	Total Food	10,107,317

	Gas (0.4%)
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,013,067
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41(2)	3,945,880
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	436,379

	Total Gas	6,395,326

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	257,850

	Healthcare-Services (1.9%)
4,300,000	Aetna, Inc., 1.7%, due 06/07/18	4,301,356
2,450,000	Anthem, Inc., 1.875%, due 01/15/18	2,454,920
175,000	Anthem, Inc., 5.875%, due 06/15/17	177,876
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,857,112
4,105,000	New York and Presbyterian Hospital (The), 3.563%, due 08/01/36	3,896,814
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,987,200
435,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	540,725
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,963,201
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	69,994
3,860,000	Providence Health & Services Obligated Group, 1.948%, due 10/01/17 (1)	3,866,172
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,290,000

See accompanying notes to Schedule of Investments.

TCW Core Fixed income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$2,270,000	Sutter Health, 2.286%, due 08/15/53	$2,213,250
2,460,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	2,677,277

	Total Healthcare-Services	32,295,897

	Insurance (0.9%)
2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,626,799
2,500,000	Berkshire Hathaway, Inc., 3.125%, due 03/15/26	2,483,996
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	1,874,491
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,371,693
800,000	MetLife, Inc., 4.368%, due 09/15/23	862,652
300,000	MetLife, Inc., 5.7%, due 06/15/35	359,284
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	3,998,834
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,076,733

	Total Insurance	15,654,482

	Media (0.3%)
4,130,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, due 07/23/25	4,342,075
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	219,005

	Total Media	4,561,080

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	359,189

	Miscellaneous Manufacturers (0.4%)
565,000	General Electric Capital Corp., 1.261%, due 05/05/26 (1)	550,509
3,315,000	General Electric Capital Corp., 1.386%, due 08/15/36 (1)	2,920,830
287,000	General Electric Capital Corp., 3.15%, due 09/07/22	294,404
2,868,000	Siemens Financieringsmaatschappij NV (Netherlands), (144A), 1.7%, due 09/15/21 (2)	2,759,527

	Total Miscellaneous Manufacturers	6,525,270

	Oil & Gas (0.1%)
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	1,027,344
1,250,000	Shell International Finance BV (Netherlands), 4.375%, due 05/11/45	1,267,085

	Total Oil & Gas	2,294,429

	Packaging & Containers (0.1%)
1,500,000	Amcor Finance USA, Inc., (144A), 3.625%, due 04/28/26 (2)	1,488,162

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (1.2%)
$1,500,000	AbbVie, Inc., 1.8%, due 05/14/18	$1,502,685
1,700,000	AbbVie, Inc., 3.2%, due 05/14/26	1,613,302
2,000,000	AbbVie, Inc., 4.7%, due 05/14/45	1,957,527
1,000,000	Actavis Funding SCS (Luxembourg), 1.3%, due 06/15/17	1,000,768
1,865,000	Actavis Funding SCS (Luxembourg), 3.45%, due 03/15/22	1,889,829
2,600,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	2,599,792
3,400,000	Actavis Funding SCS (Luxembourg), 4.55%, due 03/15/35	3,362,471
3,000,000	Express Scripts Holding Co., 3.4%, due 03/01/27	2,801,997
3,835,000	Shire Acquisitions Investments Ireland DAC (Ireland), 1.9%, due 09/23/19	3,791,921

	Total Pharmaceuticals	20,520,292

	Pipelines (1.3%)
2,000,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	2,231,663
1,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	1,587,258
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	2,034,853
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	279,178
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	713,827
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	918,445
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	2,492,807
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,005,568
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	2,033,769
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,647,189
1,000,000	Texas Eastern Transmission LP, (144A), 2.8%, due 10/15/22 (2)	983,402
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	465,703
1,350,000	Williams Partners LP, 3.6%, due 03/15/22	1,373,181
2,000,000	Williams Partners LP, 6.3%, due 04/15/40	2,273,771

	Total Pipelines	23,040,614

	Real Estate (0.1%)
850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	860,973

	REIT (2.7%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,369,879
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	2,997,318
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,049,604
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,396,585
3,052,000	Duke Realty LP, 6.5%, due 01/15/18	3,189,752
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,300,743
1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,515,917
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,192,703

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	$1,552,675
2,300,000	Kimco Realty Corp., 4.3%, due 02/01/18	2,345,209
2,150,000	Realty Income Corp., 2%, due 01/31/18	2,158,410
2,900,000	Realty Income Corp., 5.375%, due 09/15/17	2,970,419
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,532,702
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,129,728
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,513,351
7,340,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	7,347,881
605,000	Welltower, Inc., 3.75%, due 03/15/23	620,490
545,000	Welltower, Inc., 4.95%, due 01/15/21	587,893
3,400,000	Welltower, Inc., 6.125%, due 04/15/20	3,779,151

	Total REIT	45,550,410

	Retail (0.6%)
3,920,000	CVS Health Corp., 3.875%, due 07/20/25	4,044,292
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,315,864
3,500,000	Walgreens Boots Alliance, Inc., 3.1%, due 06/01/23	3,498,226

	Total Retail	9,858,382

	Software (0.2%)
1,700,000	Microsoft Corp., 2.875%, due 02/06/24	1,692,928
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,868,054

	Total Software	3,560,982

	Telecommunications (1.2%)
2,400,000	AT&T, Inc., 4.125%, due 02/17/26	2,409,202
1,500,000	AT&T, Inc., 4.45%, due 04/01/24	1,561,189
970,000	AT&T, Inc., 4.5%, due 03/09/48	850,137
2,500,000	AT&T, Inc., 4.75%, due 05/15/46	2,292,180
3,435,000	AT&T, Inc., 5.25%, due 03/01/37 (4)	3,418,821
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,509,125
1,000,000	Qwest Corp., 7.25%, due 09/15/25	1,076,215
2,000,000	Verizon Communications, Inc., 2.709%, due 09/14/18 (1)	2,045,449
1,526,000	Verizon Communications, Inc., 3%, due 11/01/21	1,532,621
1,439,000	Verizon Communications, Inc., 4.272%, due 01/15/36	1,340,385
600,000	Verizon Communications, Inc., 4.522%, due 09/15/48	547,345
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	1,928,764
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	149,209

	Total Telecommunications	20,660,642

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Transportation (0.0%)
$650,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	$656,855

	Total Corporate Bonds (Cost: $456,446,808)	460,840,699

	Municipal Bonds (0.9%)
4,170,000	Alabama Economic Settlement Authority, Revenue Bond, 3.163%, due 09/15/25	4,196,771
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,689,870
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,533,388
700,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	736,911
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Revenue Bond, 5.572%, due 11/01/38	3,659,670
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,586,440
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	812,505

	Total Municipal Bonds (Cost: $14,992,381)	15,215,555

	Asset-Backed Securities (7.6%)
1,784,156	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	1,792,607
2,091,801	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	1,985,769
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.856%, due 12/27/44 (1)(2)	2,792,621
2,925,000	BA Credit Card Trust (14-A3-A), 1.058%, due 01/15/20 (1)	2,927,844
1,900,000	BA Credit Card Trust (15-A1-A), 1.098%, due 06/15/20 (1)	1,903,785
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 2.413%, due 10/17/26 (1)(2)	999,261
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 2.46%, due 04/20/27 (1)(2)	1,001,783
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 2.51%, due 10/20/26 (1)(2)	1,602,282
1,617,620	Bayview Commercial Asset Trust (06-4A-A1), (144A), 1.001%, due 12/25/36 (1)(2)	1,409,051
1,308,024	Brazos Education Loan Authority, Inc. (12-1-A1), 1.471%, due 12/26/35 (1)	1,293,823
646,320	Brazos Higher Education Authority, Inc. (06-2-A9), 1.007%, due 12/26/24 (1)	626,521
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 2.125%, due 02/25/35 (1)	675,734
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.975%, due 11/25/33 (1)	1,692,996
4,160,000	Chase Issuance Trust (15-A6-A6), 1.018%, due 05/15/19 (1)	4,161,999
4,915,000	Citibank Credit Card Issuance Trust (08-A2-A2), 1.926%, due 01/23/20 (1)	4,964,711
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 2.523%, due 04/15/27 (1)(2)	3,969,750
2,177,362	Educational Funding of the South, Inc. (11-1-A2), 1.531%, due 04/25/35 (1)	2,160,642
1,038,336	Educational Services of America, Inc. (12-2-A), (144A), 1.501%, due 04/25/39 (1)(2)	1,035,309
2,907,079	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 1.421%, due 08/27/46 (1)(2)	2,613,755
2,313,750	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,176,975
2,695,551	Higher Education Funding I (14-1-A), (144A), 1.98%, due 05/25/34 (1)(2)	2,679,616

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$1,994,534	Honda Auto Receivables Owner Trust (15-4-A2), 0.82%, due 07/23/18	$1,993,043
4,800,000	Honda Auto Receivables Owner Trust (16-4-A2), 1.04%, due 04/18/19	4,787,436
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.474%, due 01/18/27 (1)(2)	3,400,499
3,260,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.035%, due 04/15/27 (1)(2)	3,260,144
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.789%, due 07/20/43 (1)	2,326,710
4,675,288	Navient Student Loan Trust (14-2-A), 1.411%, due 03/25/83 (1)	4,547,397
4,710,051	Navient Student Loan Trust (14-3-A), 1.391%, due 03/25/83 (1)	4,587,692
2,299,127	Navient Student Loan Trust (14-4-A), 1.391%, due 03/25/83 (1)	2,254,420
4,850,956	Navient Student Loan Trust (16-1A-A), (144A), 1.471%, due 02/25/70 (1)(2)	4,763,072
3,369,420	Nelnet Student Loan Trust (11-1A-A), (144A), 1.606%, due 02/25/48 (1)(2)	3,379,961
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.706%, due 11/25/48 (1)(2)	2,790,626
6,282,692	Nelnet Student Loan Trust (15-2A-A2), (144A), 1.371%, due 09/25/47 (1)(2)	6,208,303
2,067,848	Nissan Auto Receivables Owner Trust (15-C-A2A), 0.87%, due 11/15/18	2,065,994
2,655,765	PHEAA Student Loan Trust (15-1A-A), (144A), 1.371%, due 10/25/41 (1)(2)	2,599,797
2,031,605	SLC Student Loan Trust (05-3-B), 1.213%, due 06/15/40 (1)	1,816,742
993,002	SLM Student Loan Trust (05-6-B), 1.328%, due 01/25/44 (1)	913,669
996,111	SLM Student Loan Trust (06-10-B), 1.258%, due 03/25/44 (1)	875,953
3,400,000	SLM Student Loan Trust (06-2-A6), 1.208%, due 01/25/41 (1)	3,212,773
3,400,000	SLM Student Loan Trust (06-8-A6), 1.198%, due 01/25/41 (1)	3,074,718
1,007,111	SLM Student Loan Trust (07-1-B), 1.258%, due 01/27/42 (1)	907,860
536,118	SLM Student Loan Trust (07-6-B), 1.888%, due 04/27/43 (1)	469,158
710,000	SLM Student Loan Trust (08-2-B), 2.238%, due 01/25/83 (1)	667,385
710,000	SLM Student Loan Trust (08-3-B), 2.238%, due 04/26/83 (1)	658,908
7,582,622	SLM Student Loan Trust (08-4-A4), 2.688%, due 07/25/22 (1)	7,731,716
710,000	SLM Student Loan Trust (08-4-B), 2.888%, due 04/25/29 (1)	677,031
710,000	SLM Student Loan Trust (08-5-B), 2.888%, due 07/25/29 (1)	700,728
2,751,402	SLM Student Loan Trust (08-6-A3), 1.788%, due 01/25/19 (1)	2,754,244
710,000	SLM Student Loan Trust (08-6-B), 2.888%, due 07/26/83 (1)	705,773
710,000	SLM Student Loan Trust (08-7-B), 2.888%, due 07/26/83 (1)	708,882
710,000	SLM Student Loan Trust (08-8-B), 3.288%, due 10/25/29 (1)	713,313
710,000	SLM Student Loan Trust (08-9-B), 3.288%, due 10/25/83 (1)	720,405
4,328,228	SLM Student Loan Trust (09-3-A), (144A), 1.521%, due 01/25/45 (1)(2)	4,228,937
2,000,000	SLM Student Loan Trust (11-2-A2), 1.971%, due 10/25/34 (1)	2,015,727
2,600,000	SLM Student Loan Trust (12-7-A3), 1.421%, due 05/26/26 (1)	2,539,356
996,778	Toyota Auto Receivables Owner Trust (15-A-A3), 1.12%, due 02/15/19	996,314

	Total Asset-Backed Securities (Cost: $130,475,765)	130,521,520

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (4.5%)
$3,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	$3,479,221
1,495,876	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 1.254%, due 07/25/20 (1)	1,501,194
7,968,732	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KJ05-A1), 1.418%, due 05/25/21	7,879,067
1,158,006	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,228,054
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,284,492
1,768,091	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	1,914,025
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20	2,460,963
3,399,155	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	3,580,721
1,865,776	Federal National Mortgage Association, Pool #Al0151, 4.38%, due 04/01/21	2,012,187
5,468,953	Federal National Mortgage Association, Pool #AL6829, 2.964%, due 05/01/27	5,459,137
2,301,638	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,280,095
3,544,975	Federal National Mortgage Association, Pool #AM3058, 3.41%, due 04/01/28	3,654,868
3,542,618	Federal National Mortgage Association, Pool #AM4198, 3.55%, due 03/01/24	3,714,727
3,580,000	Federal National Mortgage Association, Pool #AM9343, 3.38%, due 09/01/30	3,603,862
2,111,410	Federal National Mortgage Association, Pool #FN0000, 3.588%, due 09/01/20	2,215,845
3,095,164	Federal National Mortgage Association, Pool #FN0001, 3.762%, due 12/01/20	3,262,578
2,262,360	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	2,419,227
3,068,137	Federal National Mortgage Association, Pool#AM9536, 3.34%, due 08/01/30	3,123,256
3,265,000	Federal National Mortgage Association, Pool#AM9793, 3.12%, due 10/01/27	3,294,188
2,367,556	Federal National Mortgage Association, Pool#AN0245, 3.42%, due 11/01/35	2,408,985
3,270,000	Federal National Mortgage Association, Pool#AN0564, 3.2%, due 03/01/31	3,272,408
2,385,000	Federal National Mortgage Association, Pool#AN1032, 2.86%, due 03/01/26	2,375,102
3,512,000	Federal National Mortgage Association, Pool#AN1282, 3.01%, due 04/01/28	3,501,655
2,761,409	Federal National Mortgage Association (14-M12 FA), 0.883%, due 10/25/21 (ACES) (1)	2,752,200
2,012,792	NCUA Guaranteed Notes (11-C1-1A), 1.086%, due 02/28/20 (1)	2,009,669
1,132,456	NCUA Guaranteed Notes (11-C1-2A), 1.291%, due 03/09/21 (1)	1,130,284

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $79,793,649)	77,818,010

	Commercial Mortgage-Backed Securities — Non-Agency (2.4%)
1,740,000	BBCMS Trust (13-TYSN-A2), (144A), 3.756%, due 09/05/32 (2)	1,834,291
3,378,861	Citigroup Commercial Mortgage Trust (07-C6-A4), 5.714%, due 12/10/49 (1)	3,395,834
1,515,000	COMM Mortgage Trust (13-300P-A1), (144A), 4.353%, due 08/10/30 (2)	1,646,752
400,000	COMM Mortgage Trust (14-277P-A), (144A), 3.611%, due 08/10/49 (1)(2)	415,526
1,635,000	COMM Mortgage Trust (16-787S-A), (144A), 3.545%, due 02/10/36 (2)	1,673,746
3,876,103	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	3,985,936
437,629	GE Capital Commercial Mortgage Corp. (07-C1-A4), 5.543%, due 12/10/49	438,285
4,181,985	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,300,659

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 1,635,000	Liberty Street Trust (16-225L-A), (144A), 3.597%, due 02/10/36 (2)	$1,682,044
1,505,000	OBP Depositor LLC Trust (10-OBP-A), (144A), 4.646%, due 07/15/45 (2)	1,600,843
1,555,000	RBS Commercial Funding, Inc. (13-GSP-A), (144A), 3.834%, due 01/13/32 (1)(2)	1,646,173
1,710,000	SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1), (144A), 3.872%, due 01/05/43 (1)(2)	1,679,781
1,250,000	VNDO Mortgage Trust (12-6AVE-A), (144A), 2.996%, due 11/15/30 (2)	1,272,298
8,205,086	Wachovia Bank Commercial Mortgage Trust (07-C32-A3), 5.717%, due 06/15/49 (1)	8,227,715
2,232,034	Wachovia Bank Commercial Mortgage Trust (07-C33-A4), 5.965%, due 02/15/51 (1)	2,243,231
1,695,000	Wells Fargo Commercial Mortgage Trust (13-120B-A), (144A), 2.71%, due 03/18/28 (P/O) (1)(2)	1,720,287
3,048,692	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	3,162,003
580,669	WTC Depositor LLC Trust (12-7WTC-A), (144A), 4.082%, due 03/13/31 (2)	587,361

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $42,450,581)	41,512,765

	Residential Mortgage-Backed Securities — Agency (25.7%)
206,189	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	229,651
512,534	Federal Home Loan Mortgage Corp. (2575-FD), 1.217%, due 02/15/33 (PAC) (1)	514,898
277,596	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	294,700
6,227,125	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	6,183,752
99,020	Federal Home Loan Mortgage Corp. (3315-S), 5.643%, due 05/15/37 (I/O) (I/F) (1)	13,966
692,552	Federal Home Loan Mortgage Corp. (3339-JS), 37.848%, due 07/15/37 (I/F) (1)	1,365,982
566,008	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	631,819
886,223	Federal Home Loan Mortgage Corp. (3380-SM), 5.643%, due 10/15/37 (I/O) (I/F) (1)	149,782
531,967	Federal Home Loan Mortgage Corp. (3382-FL), 1.467%, due 11/15/37 (1)	535,868
2,888,120	Federal Home Loan Mortgage Corp. (3439-SC), 5.133%, due 04/15/38 (I/O) (I/F) (1)	469,510
1,267,992	Federal Home Loan Mortgage Corp. (3578-DI), 5.883%, due 04/15/36 (I/O) (I/F) (1)	244,587
3,963,906	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	3,975,362
2,961,701	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	3,238,512
9,445	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	9,673
6,564	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	6,775
18,135	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	20,097
3,323,384	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	3,533,178
2,583,679	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	2,739,104
1,778,943	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	1,883,734
1,980,175	Federal Home Loan Mortgage Corp., Pool #G07849, 3.5%, due 05/01/44	2,034,081
12,668,081	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	13,013,302
7,768,269	Federal Home Loan Mortgage Corp., Pool #G08676, 3.5%, due 11/01/45	7,942,478
5,951,843	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	6,250,035
2,955,779	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	3,103,866
9,373,655	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	9,583,866
13,382,191	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	13,682,296

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 4,682,840	Federal Home Loan Mortgage Corp., Pool #G08703, 4%, due 04/01/46	$4,917,058
3,809,141	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	3,894,564
5,671,514	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	5,614,140
11,971,928	Federal Home Loan Mortgage Corp., Pool #G08711, 3.5%, due 06/01/46	12,240,407
10,555,920	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	10,449,029
14,682,598	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	15,011,865
8,539,188	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	8,453,490
4,985,234	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	5,097,032
8,185,271	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	8,103,106
7,877,589	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 10/01/46	7,798,496
5,411,954	Federal Home Loan Mortgage Corp., Pool #G08741, 3%, due 01/01/47	5,357,511
4,805,000	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 01/01/47	4,756,859
2,876,468	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	2,954,879
16,021,483	Federal Home Loan Mortgage Corp., Pool #G18622, 2.5%, due 12/01/31	16,037,306
4,828,259	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	4,956,016
1,861,143	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	1,969,256
2,956,880	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,045,239
4,772,818	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	4,914,307
225,377	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (1)	352,951
279,725	Federal National Mortgage Association (01-34-FV), 1.271%, due 08/25/31 (1)	281,027
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,238,170
1,113,231	Federal National Mortgage Association (07-89-GF), 1.291%, due 09/25/37 (1)	1,119,547
219,311	Federal National Mortgage Association (08-30-SA), 6.079%, due 04/25/38 (I/O) (I/F) (1)	41,432
277,342	Federal National Mortgage Association (08-62-SN), 5.429%, due 07/25/38 (I/O) (I/F) (1)	49,473
2,591,182	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	2,730,810
143,429	Federal National Mortgage Association (09-68-SA), 5.979%, due 09/25/39 (I/O) (I/F) (1)	24,467
2,222,500	Federal National Mortgage Association (10-26-AS), 5.559%, due 03/25/40 (I/O) (I/F) (1)	375,950
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,166,233
20,334	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	22,604
13,636	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	14,513
27,672	Federal National Mortgage Association, Pool #679263, 4.5%, due 11/01/24	29,751
34,122	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	35,060
68,246	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	73,183
103,184	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	111,382
17,348	Federal National Mortgage Association, Pool #782593, 4.5%, due 06/01/34	18,760
1,474,937	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	1,538,725
1,517,183	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	1,560,638
2,580,353	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	2,735,736
2,196,043	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,258,479
4,564,267	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	4,705,653
3,369,785	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	3,576,975

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$915,469	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	$998,486
1,127,031	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,275,562
8,918,419	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	9,596,971
6,282,127	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	6,765,311
16,970,097	Federal National Mortgage Association, Pool #AL9549, 4%, due 09/01/46	17,818,516
1,409,359	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	1,441,673
4,138,113	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	4,181,853
6,806,675	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	7,087,716
9,004,447	Federal National Mortgage Association, Pool #MA2776, 2.5%, due 10/01/26	9,133,534
22,135,000	Federal National Mortgage Association TBA, 3% (5)	22,710,856
8,620,000	Federal National Mortgage Association TBA, 3% (5)	8,531,780
1,965,000	Federal National Mortgage Association TBA, 4% (5)	2,062,175
36,055,000	Federal National Mortgage Association TBA, 4.5% (5)	38,753,491
7,055,000	Federal National Mortgage Association TBA, 5% (5)	7,682,234
559,078	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	578,796
535,232	Government National Mortgage Association (08-27-SI), 5.693%, due 03/20/38 (I/O) (I/F) (1)	91,444
2,074,047	Government National Mortgage Association (08-81-S), 5.423%, due 09/20/38 (I/O) (I/F) (1)	341,306
862,554	Government National Mortgage Association (09-66-UF), 1.767%, due 08/16/39 (1)	875,005
3,250,362	Government National Mortgage Association (10-1-S), 4.973%, due 01/20/40 (I/O) (I/F) (1)	449,643
75,463	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	81,888
205,241	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	226,980
6,314,458	Government National Mortgage Association, Pool #MA4127, 3.5%, due 12/20/46	6,552,574
5,422,004	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	5,625,896
5,166,926	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	5,361,225
7,296,325	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	7,570,699
6,153,673	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	6,385,078
11,762,143	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	11,877,415
8,315,000	Government National Mortgage Association II TBA, 3% (5)	8,386,457
7,865,000	Government National Mortgage Association II TBA, 3.5% (5)	8,150,106
1,511,386	NCUA Guaranteed Notes (10-R1-1A), 1.104%, due 10/07/20 (1)	1,513,598
799,625	NCUA Guaranteed Notes (10-R2-1A), 1.126%, due 11/06/17 (1)	799,739
818,318	NCUA Guaranteed Notes (10-R3-1A), 1.321%, due 12/08/20 (1)	820,423
735,924	NCUA Guaranteed Notes (10-R3-2A), 1.321%, due 12/08/20 (1)	739,562
902,180	NCUA Guaranteed Notes (11-R1-1A), 1.216%, due 01/08/20 (1)	903,810
906,898	NCUA Guaranteed Notes (11-R2-1A), 1.166%, due 02/06/20 (1)	906,809

	Total Residential Mortgage-Backed Securities — Agency (Cost: $444,385,935)	441,561,564

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (6.5%)
$8,503,465	Aegis Asset Backed Securities Trust (05-5-2A), 1.021%, due 12/25/35 (1)	$8,380,330
582,930	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 1.536%, due 07/25/35 (1)	585,124
5,240,751	Banc of America Funding Trust (15-R2-9A1), (144A), 0.986%, due 03/27/36 (1)(2)	5,091,215
3,036,778	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 1.181%, due 12/25/35 (1)	3,027,522
249,675	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	251,239
633,450	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	632,283
6,593,227	Centex Home Equity (05-C-M1), 1.401%, due 06/25/35 (1)	6,643,597
431,032	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (6)	331,196
1,185,134	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,268,406
16,449	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	16,811
5,719,837	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	5,598,923
5,087,455	CSMC Trust (14-7R-8A1), (144A), 2.774%, due 07/27/37 (1)(2)	5,094,243
381,555	GSAMP Trust (05-HE5-M1), 1.191%, due 11/25/35 (1)	379,746
7,817,012	Home Equity Asset Trust (06-3-1A1), 0.971%, due 07/25/36 (1)	7,708,472
539,686	HSBC Home Equity Loan Trust USA (07-1-AM), 0.979%, due 03/20/36 (1)	540,315
187,269	HSBC Home Equity Loan Trust USA (07-2-AM), 0.979%, due 07/20/36 (1)	186,993
918,683	HSBC Home Equity Loan Trust USA (07-3-APT), 1.939%, due 11/20/36 (1)	919,671
373,777	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.961%, due 12/25/35 (1)	372,944
1,280,735	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 1.236%, due 04/25/35 (1)	1,128,040
1,836,013	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 1.431%, due 06/25/35 (1)	1,837,137
4,936,270	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.71%, due 10/25/35 (1)	5,026,698
1,584,639	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	1,812,244
559,820	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 1.521%, due 07/25/35 (1)	570,271
1,602,354	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.686%, due 07/25/34 (1)	1,587,981
5,487,927	Morgan Stanley Home Equity Loan Trust (05-1-M3), 1.551%, due 12/25/34 (1)	5,474,197
304,348	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.665%, due 04/25/34 (1)	320,253
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 1.471%, due 03/25/35 (1)	2,264,683
812,835	New Century Home Equity Loan Trust (05-2-M1), 1.416%, due 06/25/35 (1)	815,892
6,464,971	New Century Home Equity Loan Trust (05-3-M2), 1.261%, due 07/25/35 (1)	6,395,103
9,019,783	New Century Home Equity Loan Trust (05-D-A1), 0.991%, due 02/25/36 (1)	8,853,351
2,790,640	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.996%, due 05/26/37 (1)(2)	2,717,459
3,928,610	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1.01%, due 05/26/47 (1)(2)	3,879,738
2,778,803	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.467%, due 02/26/36 (1)(2)(6)	2,813,539
4,852,521	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.11%, due 03/26/35 (1)(2)	4,901,810
647,212	Park Place Securities, Inc. (05-WCH1-M2), 1.551%, due 01/25/36 (1)	646,766

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 1,548,487	Park Place Securities, Inc. (05-WHQ4-A2D), 1.141%, due 09/25/35 (1)	$1,543,705
648,138	RAMP Trust (06-RZ3-A2), 0.916%, due 08/25/36 (1)	648,409
671,726	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (1)	680,133
2,770,263	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.822%, due 03/25/35 (1)	2,797,455
206,391	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	193,460
8,054,657	Wells Fargo Home Equity Trust (04-2-A33), 1.771%, due 10/25/34 (1)	7,920,234

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $109,368,052)	111,857,588

	U.S. Government Agency Obligations (Cost: $8,305,024) (0.5%)
8,320,000	Federal Home Loan Bank, 1.25%, due 06/28/30	8,331,694

	U.S. Treasury Securities (25.0%)
70,930,000	U.S. Treasury Bond, 2.875%, due 11/15/46	68,493,200
11,731,011	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (7)	11,197,469
5,193,735	U.S. Treasury Inflation Indexed Bond, 1.375%, due 02/15/44 (7)	5,754,912
17,109,218	U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/25 (7)	17,198,340
48,065,000	U.S. Treasury Note, 1.125%, due 01/31/19	47,993,442
1,765,000	U.S. Treasury Note, 1.25%, due 12/31/18	1,767,033
40,620,000	U.S. Treasury Note, 1.5%, due 01/31/22	39,786,972
57,420,000	U.S. Treasury Note, 1.875%, due 01/31/22	57,346,060
106,005,000	U.S. Treasury Note, 2%, due 12/31/21	106,472,906
77,480,000	U.S. Treasury Note, 2%, due 11/15/26	74,467,035

	Total U.S. Treasury Securities (Cost: $431,223,197)	430,477,369

	Total Fixed Income Securities (Cost: $1,717,441,392) (99.9%)	1,718,136,764

Number of Shares	Money Market Investments
305,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.47% (8)	305,000
34,674,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.32% (8)	34,674,000
350,343	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (8)	350,343

	Total Money Market Investments (Cost: $35,329,343) (2.1%)	35,329,343

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (4.3%)
$ 1,010,000	U.S. Treasury Bill, 0.46%, due 04/06/17 (9)(10)	1,009,170
13,500,000	U.S. Treasury Bill, 0.48%, due 04/13/17 (10)	13,487,283
4,000,000	U.S. Treasury Bill, 0.48%, due 04/20/17 (10)	3,995,860

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Short-Term Investments	Value
$55,000,000	U.S. Treasury Bill, 0.5%, due 04/27/17 (10)	$54,935,540

	Total U.S. Treasury Securities (Cost: $73,425,658) (4.3%)	73,427,853

	Total Short-Term Investments (Cost: $73,425,658) (4.3%)	73,427,853

	Total Investments (Cost: $1,826,196,393) (106.3%)	1,826,893,960
	Liabilities in Excess of Other Assets (-6.3%)	(108,677,080)

	Net Assets (100.0%)	$1,718,216,880

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
415	2-Year U.S. Treasury Note Futures	03/31/17	$89,970,704	$6,927
837	5-Year U.S. Treasury Note Futures	03/31/17	98,654,836	(178,146)

			$188,625,540	$(171,219)

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $161,031,950 or 9.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Restricted security (Note 3).

(4)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(7)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)		Rate disclosed is the 7-day net yield as of January 31, 2017.

(9)		All or a portion of this security is held as collateral for open futures contracts.

(10)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	0.5
Asset-Backed Securities	7.6
Auto Manufacturers	0.6
Banks	8.0
Beverages	0.4
Biotechnology	1.0
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.5
Commercial Mortgage-Backed Securities — Non-Agency	2.4
Computers	0.2
Diversified Financial Services	0.9
Electric	2.6
Energy-Alternate Sources	0.1
Environmental Control	0.2
Food	0.6
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	1.9
Insurance	0.9
Media	0.3
Mining	0.0	*
Miscellaneous Manufacturers	0.4
Municipal Bonds	0.9
Oil & Gas	0.1
Packaging & Containers	0.1
Pharmaceuticals	1.2
Pipelines	1.3
REIT	2.7
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	25.7
Residential Mortgage-Backed Securities — Non-Agency	6.5
Retail	0.6
Short Term Investments	4.3
Software	0.2
Telecommunications	1.2
Transportation	0.0	*
U.S. Government Agency Obligations	0.5
U.S. Treasury Securities	25.0
Money Market Investments	2.1

Total	106.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$459,633,104	$1,207,595	$460,840,699
Municipal Bonds	—	15,215,555	—	15,215,555
Asset-Backed Securities	—	130,521,520	—	130,521,520
Commercial Mortgage-Backed Securities — Agency	—	77,818,010	—	77,818,010
Commercial Mortgage-Backed Securities — Non-Agency	—	41,512,765	—	41,512,765
Residential Mortgage-Backed Securities — Agency	—	441,561,564	—	441,561,564
Residential Mortgage-Backed Securities — Non-Agency	—	111,857,588	—	111,857,588
U.S. Government Agency Obligations	—	8,331,694	—	8,331,694
U.S. Treasury Securities	396,326,648	34,150,721	—	430,477,369

Total Fixed Income Securities	396,326,648	1,320,602,521	1,207,595	1,718,136,764

Money Market Investments	35,329,343	—	—	35,329,343
Short-Term Investments*	73,427,853	—	—	73,427,853

Total Investments	$505,083,844	$1,320,602,521	$1,207,595	$1,826,893,960

Asset Derivatives
Futures
Interest Rate Risk	6,927	—	—	6,927

Total Investments	$505,090,771	$1,320,602,521	$1,207,595	$1,826,900,887

Liability Derivatives
Futures
Interest Rate Risk	$(178,146)	$—	$—	$(178,146)

Total	$(178,146)	$—	$—	$(178,146)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (10.3% of Net Assets)
	$15,715,000	Aeropuertos Argentina 2000 S.A., (144A), 6.875%, due 02/01/27 (1)	$15,907,509
ARS	181,475,000	Argentina Treasury Bond BONCER, 2.5%, due 07/22/21	12,979,850
ARS	240,000,000	Argentine Bonos del Tesoro, 16%, due 10/17/23	15,774,955
ARS	207,700,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	13,934,395
	$74,060,000	Argentine Republic Government International Bond, 2.5%, due 12/31/38	45,843,140
	22,800,000	Argentine Republic Government International Bond, (144A), 5.625%, due 01/26/22 (1)	22,896,900
	28,185,000	Argentine Republic Government International Bond, (144A), 6.875%, due 01/26/27 (1)	27,959,520
	43,915,000	Argentine Republic Government International Bond, (144A), 7.125%, due 07/06/36 (1)	41,433,803
	77,470,000	Argentine Republic Government International Bond, (Reg. S), 6.625%, due 07/06/28 (2)	74,855,387
ARS	286,917,000	Banco Hipotecario S.A., (144A), 22.333%, due 01/12/20 (1)(3)	17,472,210
	$9,200,000	Genneia S.A., (144A), 8.75%, due 01/20/22 (1)	9,453,000
	15,805,000	Pampa Energia S.A., (144A), 7.5%, due 01/24/27 (1)	15,666,074
	5,860,000	YPF S.A., (144A), 23.854%, due 07/07/20 (1)(3)	6,449,646
	9,927,000	YPF S.A., (Reg. S), 8.5%, due 07/28/25 (2)	10,471,099

		Total Argentina (Cost: $337,925,955)	331,097,488

		Azerbaijan (0.5%)
	12,150,000	Republic of Azerbaijan International Bond, (Reg. S), 4.75%, due 03/18/24 (2)	12,115,858
	3,479,000	State Oil Co. of the Azerbaijan Republic, (Reg. S), 4.75%, due 03/13/23 (2)	3,372,282

		Total Azerbaijan (Cost: $15,366,519)	15,488,140

		Bahrain (Cost: $63,118,926) (2.0%)
	61,858,000	Bahrain Government International Bond, (144A), 7%, due 10/12/28 (1)	63,597,756

		Brazil (14.9%)
	30,072,000	Banco do Brasil S.A., (Reg. S), 9%, due 06/29/49 (2)(3)	30,523,080
	26,315,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (2)	25,643,967
BRL	29,075,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	9,078,181
BRL	194,300,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	58,694,049
	$7,940,000	Brazilian Government International Bond, 4.25%, due 01/07/25	7,721,650
	19,100,000	Brazilian Government International Bond, 4.875%, due 01/22/21	19,902,200
	53,275,000	Brazilian Government International Bond, 5%, due 01/27/45	45,749,906
	28,575,000	Brazilian Government International Bond, 6%, due 04/07/26	30,646,687
	16,588,000	Centrais Eletricas Brasileiras S.A., (Reg. S), 5.75%, due 10/27/21 (2)	16,790,374

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Brazil (Continued)
$13,549,000	CIMPOR Financial Operations BV, (Reg. S), 5.75%, due 07/17/24 (2)	$11,882,473
18,260,000	GTL Trade Finance, Inc., (Reg. S), 5.893%, due 04/29/24 (2)	18,579,550
9,790,000	GTL Trade Finance, Inc., (Reg. S), 7.25%, due 04/16/44 (2)	9,582,452
6,035,000	Marfrig Holdings Europe BV, (144A), 8%, due 06/08/23 (1)	6,382,013
8,600,000	Minerva Luxembourg S.A., (144A), 6.5%, due 09/20/26 (1)	8,514,000
43,090,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	40,009,065
30,675,000	Petrobras Global Finance BV, 5.625%, due 05/20/43	24,224,048
42,770,000	Petrobras Global Finance BV, 6.75%, due 01/27/41	38,082,408
43,750,000	Petrobras Global Finance BV, 7.375%, due 01/17/27	45,530,625
27,865,000	Petrobras Global Finance BV, 8.75%, due 05/23/26	31,417,787

	Total Brazil (Cost: $455,713,827)	478,954,515

	Chile (1.1%)
20,104,000	Empresa Electrica Guacolda S.A., (Reg. S), 4.56%, due 04/30/25 (2)	18,881,093
15,080,000	Latam Airlines Group S.A., (Reg. S), 7.25%, due 06/09/20 (2)	15,720,900

	Total Chile (Cost: $34,642,631)	34,601,993

	China (0.9%)
11,199,748	Kaisa Group Holdings, Ltd., (Reg. S), 7.56%, due 12/31/19 (2)	10,777,518
18,400,000	Studio City Co., Ltd., (144A), 7.25%, due 11/30/21 (1)	19,274,000

	Total China (Cost: $29,720,496)	30,051,518

	Colombia (2.2%)
15,450,000	Avianca Holdings S.A. / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., (Reg. S), 8.375%, due 05/10/20 (2)	15,450,000
20,850,000	Banco de Bogota S.A., (144A), 6.25%, due 05/12/26 (1)	21,715,275
16,800,000	Colombia Government International Bond, 3.875%, due 04/25/27	16,556,400
17,650,000	Colombia Government International Bond, 5%, due 06/15/45	17,166,390

	Total Colombia (Cost: $69,746,634)	70,888,065

	Costa Rica (2.1%)
20,555,000	Banco Nacional de Costa Rica, (144A), 5.875%, due 04/25/21 (1)	21,485,114
17,225,000	Banco Nacional de Costa Rica, (Reg. S), 6.25%, due 11/01/23 (2)	17,776,200
30,365,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (2)	29,331,375

	Total Costa Rica (Cost: $66,854,012)	68,592,689

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Croatia (Cost: $14,286,000) (0.4%)
$12,990,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (2)	$14,237,040

	Dominican Republic (3.4%)
15,255,000	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A., (144A), 7.95%, due 05/11/26 (1)	16,025,378
24,490,000	Dominican Republic International Bond, (144A), 5.95%, due 01/25/27 (1)	24,502,245
5,834,000	Dominican Republic International Bond, (144A), 6.875%, due 01/29/26 (1)	6,222,544
17,050,000	Dominican Republic International Bond, (Reg. S), 5.5%, due 01/27/25 (2)	16,942,585
13,980,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (2)	14,373,956
17,026,000	Dominican Republic International Bond, (Reg. S), 6.85%, due 01/27/45 (2)	16,813,175
13,035,000	Dominican Republic International Bond, (Reg. S), 7.45%, due 04/30/44 (2)	13,686,750

	Total Dominican Republic (Cost: $107,425,937)	108,566,633

	Ecuador (2.5%)
12,155,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26 (1)	12,914,688
9,700,000	Ecuador Government International Bond, (144A), 9.65%, due 12/13/26 (1)	10,306,250
58,765,000	Ecuador Government International Bond, (Reg. S), 7.95%, due 06/20/24 (2)	58,177,350

	Total Ecuador (Cost: $74,436,249)	81,398,288

	Egypt (1.7%)
15,655,000	Egypt Government International Bond, (144A), 6.125%, due 01/31/22 (1)	15,811,550
19,925,000	Egypt Government International Bond, (144A), 7.5%, due 01/31/27 (1)	19,974,812
16,850,000	Egypt Government International Bond, (144A), 8.5%, due 01/31/47 (1)	17,250,188

	Total Egypt (Cost: $52,584,788)	53,036,550

	El Salvador (2.0%)
9,000,000	El Salvador Government International Bond, (Reg. S), 7.375%, due 12/01/19 (2)	9,067,500
23,540,000	El Salvador Government International Bond, (Reg. S), 7.625%, due 02/01/41 (2)	20,479,800
31,077,000	El Salvador Government International Bond, (Reg. S), 7.65%, due 06/15/35 (2)	27,503,145
7,330,000	El Salvador Government International Bond, (Reg. S), 7.75%, due 01/24/23 (2)	7,320,838

	Total El Salvador (Cost: $73,634,605)	64,371,283

	Ghana (Cost: $14,421,939) (0.5%)
15,565,000	Ghana Government International Bond, (Reg. S), 7.875%, due 08/07/23 (2)	15,253,700

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Greece (Cost: $27,366,234) (0.9%)
EUR	29,527,000	Hellenic Republic Government Bond, (144A), 4.75%, due 04/17/19 (1)	$29,448,023

		Guatemala (0.8%)
	$9,150,000	Central American Bottling Corp., (144A), 5.75%, due 01/31/27 (1)	9,238,755
	14,654,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (2)	15,423,335

		Total Guatemala (Cost: $24,507,913)	24,662,090

		Honduras (Cost: $11,990,000) (0.4%)
	11,990,000	Honduras Government International Bond, (144A), 6.25%, due 01/19/27 (1)	11,966,020

		Hungary (2.1%)
	28,924,000	Hungary Government International Bond, 5.375%, due 02/21/23	31,601,784
	33,795,000	Hungary Government International Bond, 5.375%, due 03/25/24	37,174,500

		Total Hungary (Cost: $71,088,484)	68,776,284

		India (1.3%)
	12,829,000	Greenko Investment Co., (Reg. S), 4.875%, due 08/16/23 (2)	12,337,149
	17,800,000	Vedanta Resources PLC, (144A), 6.375%, due 07/30/22 (1)	17,871,200
	11,675,000	Vedanta Resources PLC, (Reg. S), 8.25%, due 06/07/21 (2)	12,743,262

		Total India (Cost: $41,971,728)	42,951,611

		Indonesia (2.7%)
	11,800,000	Indonesia Government International Bond, (Reg. S), 5.25%, due 01/08/47 (2)	12,130,164
	14,965,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (2)	14,927,588
	9,750,000	Pertamina Persero PT, (Reg. S), 6.45%, due 05/30/44 (2)	10,237,500
	12,750,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (1)	13,005,000
	14,850,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.55%, due 03/29/26 (1)	15,184,125
	19,780,000	Perusahaan Penerbit SBSN Indonesia III, (Reg. S), 4.325%, due 05/28/25 (2)	20,033,184

		Total Indonesia (Cost: $83,784,007)	85,517,561

		Iraq (Cost: $31,242,639) (1.0%)
	37,925,000	Iraq International Bond, (Reg. S), 5.8%, due 01/15/28 (2)	31,477,750

		Israel (Cost: $13,372,325) (0.4%)
	12,975,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (1)	13,598,708

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Jamaica (Cost: $7,821,088) (0.3%)
	$8,800,000	Digicel, Ltd., (Reg. S), 6%, due 04/15/21 (2)	$8,248,240

		Kazakhstan (Cost: $32,482,213) (1.0%)
	32,625,000	Tengizchevroil Finance Co. International, Ltd., (144A), 4%, due 08/15/26 (1)	30,708,281

		Kenya (Cost: $9,959,391) (0.3%)
	10,184,000	Kenya Government International Bond, (Reg. S), 6.875%, due 06/24/24 (2)	9,865,903

		Lebanon (3.7%)
	19,710,000	Lebanon Government International Bond, 6.15%, due 06/19/20	19,907,100
	36,610,000	Lebanon Government International Bond, 6.375%, due 03/09/20	37,454,593
	16,250,000	Lebanon Government International Bond, (Reg. S), 5.15%, due 11/12/18 (2)	16,342,950
	9,805,000	Lebanon Government International Bond, (Reg. S), 5.15%, due 06/12/18 (2)	9,891,284
	34,135,000	Lebanon Government International Bond, (Reg. S), 6%, due 01/27/23 (2)	33,804,914

		Total Lebanon (Cost: $116,127,670)	117,400,841

		Mexico (7.1%)
	27,705,000	Banco Mercantil del Norte S.A., (144A), 5.75%, due 10/04/31 (1)(3)	25,887,552
	12,891,000	BBVA Bancomer S.A., (Reg. S), 6.008%, due 05/17/22 (2)(3)	12,955,455
	12,395,000	Credito Real S.A.B. de C.V. SOFOM ER, (144A), 7.25%, due 07/20/23 (1)	12,425,988
	15,719,000	Metalsa S.A. de C.V., (Reg. S), 4.9%, due 04/24/23 (2)	14,697,265
	15,930,000	Mexico Government International Bond, 4.75%, due 03/08/44	14,675,512
	19,620,000	Petroleos Mexicanos, (144A), 4.607%, due 03/11/22 (1)(3)	20,404,800
	17,150,000	Petroleos Mexicanos, 5.5%, due 06/27/44	14,155,488
	64,990,000	Petroleos Mexicanos, (144A), 6.5%, due 03/13/27 (1)	66,920,203
	33,360,000	Petroleos Mexicanos, 6.75%, due 09/21/47	31,483,500
MXN	387,503,500	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24 (2)	15,725,681

		Total Mexico (Cost: $227,685,878)	229,331,444

		Mongolia (Cost: $14,521,210) (0.5%)
	$15,616,000	Mongolia Government International Bond, (Reg. S), 4.125%, due 01/05/18 (2)	15,167,587

		Netherlands (Cost: $17,927,081) (0.6%)
	17,830,000	Lukoil International Finance BV, (Reg. S), 4.75%, due 11/02/26 (2)	17,896,863

		Panama (1.6%)
	31,410,000	AES Panama SRL, (144A), 6%, due 06/25/22 (1)	32,430,825

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$19,050,000	Global Bank Corp., (144A), 4.5%, due 10/20/21 (1)	$18,638,901

	Total Panama (Cost: $50,752,249)	51,069,726

	Paraguay (0.7%)
15,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (1)	16,821,605
6,833,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (2)	7,123,403

	Total Paraguay (Cost: $23,025,978)	23,945,008

	Peru (2.1%)
17,373,000	Banco Internacional del Peru SAA Interbank, (Reg. S), 6.625%, due 03/19/29 (2)(3)	18,936,570
18,014,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (1)(3)	18,824,630
10,953,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (2)	11,377,976
17,752,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (2)	18,018,280

	Total Peru (Cost: $65,115,222)	67,157,456

	Russia (3.5%)
34,641,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 02/06/28 (2)	33,948,180
20,826,000	GTH Finance BV, (144A), 7.25%, due 04/26/23 (1)	22,752,405
15,625,000	Lukoil International Finance BV, (Reg. S), 4.563%, due 04/24/23 (2)	15,785,156
39,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.75%, due 05/27/26 (2)	40,966,200

	Total Russia (Cost: $112,470,493)	113,451,941

	Serbia (Cost: $21,982,163) (0.7%)
21,325,000	Serbia International Bond, (Reg. S), 4.875%, due 02/25/20 (2)	21,940,226

	South Africa (3.4%)
20,750,000	Eskom Holdings SOC, Ltd., (Reg. S), 5.75%, due 01/26/21 (2)	20,731,366
17,200,000	Eskom Holdings SOC, Ltd., (Reg. S), 7.125%, due 02/11/25 (2)	17,435,778
16,440,000	Gold Fields Orogen Holdings BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (2)	16,727,700
16,100,000	MTN Mauritius Investment, Ltd., (144A), 6.5%, due 10/13/26 (1)	16,381,750
40,925,000	Republic of South Africa Government International Bond, 4.3%, due 10/12/28	38,520,656

	Total South Africa (Cost: $111,263,966)	109,797,250

	Sri Lanka (2.9%)
18,050,000	Sri Lanka Government International Bond, (144A), 6.825%, due 07/18/26 (1)	18,151,531
34,850,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (2)	35,133,156
23,200,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (2)	23,934,860

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$15,725,000	Sri Lanka Government International Bond, (Reg. S), 6.85%, due 11/03/25 (2)	$15,767,458

	Total Sri Lanka (Cost: $90,886,262)	92,987,005
	Turkey (3.5%)
38,125,000	Hazine Mustesarligi Varlik Kiralama AS, (Reg. S), 4.489%, due 11/25/24 (2)	35,456,250
33,680,000	Turkey Government International Bond, 3.25%, due 03/23/23	30,139,727
53,250,000	Turkey Government International Bond, 4.25%, due 04/14/26	47,780,160

	Total Turkey (Cost: $120,625,936)	113,376,137

	Ukraine (3.6%)
20,773,000	Ukraine Government International Bond, (144A), 0%, due 05/31/40 (1)(3)(4)	6,179,967
57,058,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/20 (2)	56,002,427
55,777,000	Ukraine Government International Bond, (Reg. S), 7.75%, due 09/01/21 (2)	54,159,467

	Total Ukraine (Cost: $120,227,734)	116,341,861

	Uruguay (Cost: $13,633,013) (0.4%)
14,595,000	Uruguay Government International Bond, 5.1%, due 06/18/50	13,633,000

	Venezuela (3.9%)
140,815,000	Petroleos de Venezuela S.A., (Reg. S), 5.375%, due 04/12/27 (2)	53,509,700
41,000,000	Venezuela Government International Bond, 9.25%, due 09/15/27	21,935,000
53,005,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)	32,333,050
39,300,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	18,814,875

	Total Venezuela (Cost: $106,605,022)	126,592,625

	Total Fixed Income Securities (Cost: $2,978,314,417) (93.9%)	3,017,445,099

Number of Shares	Equity Securities
	Mexico (0.0%)
2,707,350	Corp. GEO S.A.B. de C.V. (5)	—
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (5)	—

	Total Mexico (Cost: $—)	—

	Total Equity Securities (Cost: $—) (—%)	—

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Notional Amount	Currency Options	Value
$ 32,100,000	USD Call / TRY Put, Strike Price TRY 4.00, Expires 04/25/17 (6)	$650,667
29,814,000	USD Put / TRY Call, Strike Price TRY 3.55, Expires 03/03/17 (6)	2,056,749

	Total Currency Options (Cost: $1,843,474) (0.1%)	2,707,416

Number of Shares	Money Market Investments
207,596,850	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (7)	207,596,850

	Total Money Market Investments (Cost: $207,596,850) (6.4%)	207,596,850

Principal Amount	Short-Term Investments
	U.S. Treasury Security (Cost: $799,294) (0.0%)
$ 800,000	U.S. Treasury Bill, 0.46%, due 04/06/17 (8)(9)	799,343

	Total Short-Term Investments (Cost: $799,294) (0.0%)	799,343

	Total Investments (Cost: $3,188,554,035) (100.4%)	3,228,548,708
	Liabilities in Excess of Other Assets (-0.4%)	(13,691,566)

	Total Net Assets (100.0%)	$3,214,857,142

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized (Depreciation)
SELL (10)
Bank of America	BRL	159,543,750	07/12/17	$47,625,000	$48,784,567	$(1,159,567)
Citibank N.A.	BRL	53,253,200	03/21/17	15,400,000	16,723,667	(1,323,667)
Goldman Sachs International	ARS	232,733,064	04/05/17	13,698,238	14,228,197	(529,959)

				$76,723,238	$79,736,431	$(3,013,193)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
354	10-Year U.S. Treasury Note Futures	03/22/17	$47,491,313	$467,566

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$32,100,000	USD Call / TRY Put, Strike Price TRY 4.40, Expires 04/25/17	$(241,552)	$(177,737)
29,814,000	USD Put / TRY Call, Strike Price TRY 3.80, Expires 03/03/17	(395,930)	(602,571)

		$(637,482)	$(780,308)

Credit Default Swaps — Buy Protection

Notional Amount(11)	Implied Credit Spread (12)	Expiration Date	Counterparty & Reference Entity	Fixed Deal Pay Rate	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value (13)
OTC Swaps
$15,900,000	1.108%	12/20/21	Bank of America, China Government Bond, 7.5%, 10/28/27	1%	$7,644	$70,387	$78,031
16,000,000	1.56%	12/20/21	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/23	1%	(273,095)	665,330	392,235
16,350,000	1.67%	12/20/21	Citibank N.A., Mexico Government Bond, 5.95%, 03/19/19	1%	(46,309)	540,913	494,604
15,800,000	1.67%	12/20/21	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	(63,504)	541,470	477,966
6,310,000	1.53%	12/20/21	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(15,683)	158,436	142,753
15,850,000	1.67%	12/20/21	Bank of America, Mexico Government Bond, 5.95%, 03/19/19	1%	23,499	455,979	479,478
15,900,000	1.56%	12/20/21	Citibank N.A., Colombia Government Bond, 10.375%, 01/28/23	1%	(173,442)	563,226	389,784
4,375,000	1.53%	12/20/21	Bank of America, Indonesia Government Bond, 5.875%, 03/13/20	1%	(16,837)	115,814	98,977
60,300,000	0.476%	12/20/21	Citibank N.A., Korea Government Bond, 7.125%, 04/16/19	1%	244,726	(1,720,436)	(1,475,710)
19,700,000	1.108%	12/20/21	Deutsche Bank AG, China Government Bond, 7.5%, 10/28/27	1%	19,283	77,397	96,680
11,400,000	1.53%	12/20/21	Deutsche Bank AG, Indonesia Government Bond, 5.875%, 03/13/20	1%	(43,872)	301,777	257,905

					$(337,590)	$1,770,293	$1,432,703

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
EUR	-	Euro Currency.
MXN	-	Mexican Peso.
TRY	-	New Turkish Lira.
USD	-	U.S. Dollar.
MTN		Medium Term Note.
OTC		Over the Counter.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $838,054,744 or 26.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2017, the value of these securities amounted to $1,367,617,599 or 42.5% of net assets.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(4)	Security not accruing interest.

(5)	Non-income producing security.

(6)	Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(8)	Rate shown represents yield-to-maturity.

(9)	All or a portion of this security is held as collateral for open futures contracts.

(10)	Fund sells foreign currency, buys U.S. Dollar.

(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(12)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(13)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Airlines	1.0%
Auto Parts & Equipment	0.5
Banks	6.9
Beverages	0.3
Building Materials	0.4
Currency Options	0.1
Diversified Financial Services	0.4
Electric	5.4
Energy-Alternate Sources	0.3
Engineering & Construction	0.5
Food	0.5
Foreign Government Bonds	54.6
Iron & Steel	0.9
Lodging	0.6
Mining	2.0
Municipal Bonds	0.8
Oil & Gas	16.3
Real Estate	0.3
Short Term Investments	0.0 *
Telecommunications	2.2
Money Market Investments	6.4

Total	100.4%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$31,170,900	$—	$31,170,900
Auto Parts & Equipment	—		14,697,265	—	14,697,265
Banks	—		221,036,592	—	221,036,592
Beverages	—		9,238,755	—	9,238,755
Building Materials	—		11,882,473	—	11,882,473
Diversified Financial Services	—		12,425,988	—	12,425,988
Electric	—		175,274,721	—	175,274,721
Energy-Alternate Sources	—		9,453,000	—	9,453,000
Engineering & Construction	—		15,907,509	—	15,907,509
Food	—		14,896,013	—	14,896,013
Foreign Government Bonds	—		1,757,054,922	—	1,757,054,922
Government Regional/Local	—		25,643,968	—	25,643,968
Iron & Steel	—		28,162,002	—	28,162,002
Lodging	—		19,274,000	—	19,274,000
Mining	—		65,360,442	—	65,360,442
Oil & Gas	—		525,259,899	—	525,259,899
Real Estate	—		10,777,518	—	10,777,518
Telecommunications	—		69,929,132	—	69,929,132

Total Fixed Income Securities	—		3,017,445,099	—	3,017,445,099

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Currency Options	—		2,707,416	—	2,707,416
Money Market Investments	207,596,850		—	—	207,596,850
Short-Term Investments**	799,343		—	—	799,343

Total Investments	$208,396,193		$3,020,152,515	$—	$3,228,548,708

Asset Derivatives
Futures
Interest Rate Risk	467,566		—	—	467,566
Swap Agreements
Credit Risk	—		2,908,413	—	2,908,413

Total	$208,863,759		$3,023,060,928	$—	$3,231,924,687

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(3,013,193)	$—	$(3,013,193)
Written Options
Foreign Currency Risk	—		(780,308)	—	(780,308)
Swap Agreements
Credit Risk	—		(1,475,710)	—	(1,475,710)

Total	$—		$(5,269,211)	$—	$(5,269,211)

*	Amount rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
		Argentina (3.3%)
ARS	8,000,000	Argentina Treasury Bond BONCER, 2.5%, due 07/22/21	$572,194
ARS	11,300,000	Argentine Bonos del Tesoro, 16%, due 10/17/23	742,737
ARS	7,800,000	Argentine Bonos del Tesoro, 18.2%, due 10/03/21	523,295
ARS	1,266,000	Argentine Republic Government International Bond, 5.83%, due 12/31/33 (1)	581,570
ARS	11,780,000	Banco Hipotecario S.A., (144A), 22.333%, due 01/12/20 (1)(2)	717,360
ARS	560,000	YPF S.A., (144A), 31.354%, due 07/07/20 (1)(2)	616,348

		Total Argentina (Cost: $3,697,575)	3,753,504

		Brazil (18.7% of Net Assets)
BRL	1,202,000	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/50	1,207,632
BRL	7,823,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/19	2,477,668
BRL	14,305,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	4,466,497
BRL	16,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	5,088,413
BRL	26,430,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/27	7,983,961

		Total Brazil (Cost: $17,129,029)	21,224,171

		Colombia (6.5%)
COP	11,831,900,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	4,140,383
COP	600,000,000	Colombian TES (Treasury) Bond, 7.5%, due 08/26/26	214,926
COP	1,700,000,000	Colombian TES (Treasury) Bond, 7.75%, due 09/18/30	620,825
COP	6,082,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	2,480,858

		Total Colombia (Cost: $6,680,184)	7,456,992

		Greece (Cost: $1,529,432) (1.4%)
EUR	1,585,000	Hellenic Republic Government Bond, (Reg. S), 4.75%, due 04/17/19 (3)	1,580,761

		India (3.5%)
INR	80,000,000	NTPC Ltd., (Reg. S), 7.375%, due 08/10/21(3)	1,197,733
INR	180,000,000	Rural Electrification Corp., Ltd., 8.37%, due 08/14/20	2,773,720

		Total India (Cost: $3,978,474)	3,971,453

		Indonesia (12.7%)
IDR	42,000,000,000	Indonesia Treasury Bond, 8.25%, due 07/15/21	3,248,021

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
IDR	67,588,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	$5,244,378
IDR	24,003,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	1,840,784
IDR	2,211,000,000	Indonesia Treasury Bond, 8.75%, due 05/15/31	175,005
IDR	49,341,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	3,979,152

		Total Indonesia (Cost: $13,857,225)	14,487,340

		Malaysia (6.9%)
MYR	5,200,000	Malaysia Government Bond, 3.48%, due 03/15/23	1,143,439
MYR	13,978,000	Malaysia Government Bond, 3.659%, due 10/15/20	3,169,073
MYR	4,700,000	Malaysia Government Bond, 3.759%, due 03/15/19	1,071,413
MYR	5,200,000	Malaysia Government Bond, 3.955%, due 09/15/25	1,155,751
MYR	6,260,000	Malaysia Government Bond, 4.254%, due 05/31/35	1,346,829

		Total Malaysia (Cost: $8,372,231)	7,886,505

		Mexico (9.6%)
MXN	23,000,000	Mexican BONOS Government Bond, 5.75%, due 03/05/26	987,512
MXN	88,950,000	Mexican BONOS Government Bond, 6.5%, due 06/10/21	4,193,503
MXN	12,130,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	580,269
MXN	57,300,000	Mexican BONOS Government Bond, 8.5%, due 05/31/29	2,934,642
MXN	23,025,682	Mexican UDIBONOS, 4%, due 06/13/19	1,152,352
MXN	22,240,000	Petroleos Mexicanos, (Reg. S), 7.19%, due 09/12/24(3)	902,544
MXN	3,700,000	Petroleos Mexicanos, (Reg. S), 7.65%, due 11/24/21(3)	165,619

		Total Mexico (Cost: $11,885,623)	10,916,441

		Peru (3.8%)
PEN	3,300,000	Peruvian Government International Bond, (Reg. S), 6.35%, due 08/12/28(3)	1,021,209
PEN	10,431,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31(3)	3,328,896

		Total Peru (Cost: $4,045,129)	4,350,105

		Poland (2.6%)
PLN	3,100,000	Poland Government Bond, 3.25%, due 07/25/25	750,710
PLN	8,400,000	Poland Government Bond, 4%, due 10/25/23	2,165,503

		Total Poland (Cost: $2,839,662)	2,916,213

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Russia (7.8%)
RUB 103,214,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	$1,637,428
RUB 191,700,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	3,046,626
RUB 47,000,000	Russian Federal Bond — OFZ, 7%, due 08/16/23	746,408
RUB 78,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,201,092
RUB 134,165,000	Russian Federal Bond — OFZ, 7.5%, due 08/18/21	2,197,646

	Total Russia (Cost: $7,775,047)	8,829,200

	Serbia (Cost: $1,960,201) (1.8%)
RSD 198,900,000	Serbia Treasury Bond, 10%, due 02/05/22	2,075,922

	South Africa (9.7%)
ZAR 38,300,000	South Africa Government Bond, 8%, due 01/31/30	2,580,833
ZAR 27,980,000	South Africa Government Bond, 8.25%, due 03/31/32	1,892,145
ZAR 29,180,000	South Africa Government Bond, 8.5%, due 01/31/37	1,967,282
ZAR 55,794,062	South Africa Government Bond, 10.5%, due 12/21/26	4,594,318

	Total South Africa (Cost: $10,610,751)	11,034,578

	Turkey (7.6%)
TRY 5,170,000	Turkey Government Bond, 6.3%, due 02/14/18	1,311,209
TRY 4,991,148	Turkey Government Bond, 8.3%, due 06/20/18	1,279,070
TRY 6,600,000	Turkey Government Bond, 9.2%, due 09/22/21	1,654,932
TRY 8,645,708	Turkey Government Bond, 9.4%, due 07/08/20	2,199,585
TRY 3,500,000	Turkey Government Bond, 10.6%, due 02/11/26	922,895
TRY 4,720,000	Turkey Government Bond, 10.7%, due 02/17/21	1,247,702

	Total Turkey (Cost: $10,523,743)	8,615,393

	Total Fixed Income Securities (Cost: $104,884,306) (95.9%)	109,098,578

Notional Amount	Currency Options
$1,080,000	USD Put / TRY Call, Strike Price TRY 3.55, Expires 03/03/17 (4)	74,505
1,140,000	USD Call / TRY Put, Strike Price TRY 4.00, Expires 04/25/17 (4)	23,108

	Total Currency Options (Cost: $66,158) (0.1%)	97,613

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Money Market Investments	Value
3,432,044	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42%, (5)	$3,432,044

	Total Money Market Investments (Cost: $3,432,044) (3.0%)	3,432,044

Principal Amount	Short-Term Investments
	Egypt (0.5%)
EGP 10,675,000	Egypt Treasury Bill, 0%, due 05/02/17(6)	538,031

	Total Short-Term Investments (Cost: $537,186) (0.5%)	538,031

	Total Investments (Cost: $108,919,694) (99.5%)	113,166,266
	Excess of Other Assets over Liabilities (0.5%)	526,356

	Total Net Assets (100.0%)	$113,692,622

Written Options — OTC

Notional Amount	Description	Premiums (Received)	Value
$ 3,050,000	USD Call / CNH Put, Strike Price CNH 7.72, Expires 02/14/17 (4)	$(47,443)	$—
1,140,000	USD Call / TRY Put, Strike Price TRY 4.40, Expires 04/25/17 (4)	(8,579)	(6,312)
1,080,000	USD Put / TRY Call, Strike Price TRY 3.80, Expires 03/03/17 (4)	(14,342)	(21,828)

		$(70,364)	$(28,140)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Bank of America	PHP	68,750,000	04/12/17	$1,375,000	$1,378,656	$3,656
Bank of America	HUF	2,695,766,250	04/19/17	9,395,000	9,411,654	16,654
Bank of America	IDR	18,788,000,000	02/23/17	1,400,000	1,404,303	4,303
Bank of America	MYR	10,780,599	04/11/17	2,405,000	2,425,504	20,504
Bank of America	THB	223,919,650	02/06/17	6,380,000	6,359,289	(20,711)
Bank of America	THB	304,139,200	05/02/17	8,660,000	8,631,613	(28,387)
Bank of America	COP	3,185,448,000	03/22/17	1,050,000	1,083,388	33,388
Bank of America	KRW	1,288,575,000	02/06/17	1,093,477	1,108,904	15,427
Bank of America	RUB	68,746,950	04/19/17	1,135,000	1,123,528	(11,472)
Barclays Bank PLC	CLP	1,476,225,000	02/06/17	2,174,917	2,284,274	109,357
BNP Paribas S.A.	PEN	1,261,071	04/10/17	370,000	381,528	11,528
Citibank N.A.	ZAR	8,664,075	02/03/17	630,000	642,629	12,629

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7) (Continued)
Citibank N.A.	PLN	34,356,107	03/08/17	8,220,000	8,582,020	362,020
Goldman Sachs International	COP	1,566,150,000	03/22/17	530,000	532,656	2,656

				$44,818,394	$45,349,946	$531,552

SELL (8)
Bank of America	BRL	17,755,000	07/12/17	$5,300,000	$5,429,044	$(129,044)
Bank of America	INR	146,599,200	02/23/17	2,160,000	2,154,762	5,238
Bank of America	CNH	20,596,650	02/13/17	3,050,000	3,014,975	35,025
Bank of America	IDR	28,586,700,000	02/23/17	2,070,000	2,136,704	(66,704)
Bank of America	PEN	1,261,071	04/10/17	380,529	381,529	(1,000)
Bank of America	THB	223,919,650	02/06/17	6,381,295	6,359,289	22,006
Bank of America	TWD	68,450,400	03/13/17	2,160,000	2,186,028	(26,028)
Barclays Bank PLC	CLP	1,476,225,000	02/06/17	2,250,000	2,284,274	(34,274)
Barclays Bank PLC	KRW	1,288,575,000	02/06/17	1,125,000	1,108,904	16,096
Barclays Bank PLC	HUF	685,529,250	04/19/17	2,380,000	2,393,369	(13,369)
BNP Paribas S.A.	KRW	1,327,758,000	04/20/17	1,140,000	1,143,256	(3,256)
BNP Paribas S.A.	PLN	5,773,880	03/08/17	1,400,000	1,442,292	(42,292)
Citibank N.A.	CNH	9,974,358	02/13/17	1,490,000	1,460,065	29,935
Citibank N.A.	USD	5,221,580	03/21/17	1,510,000	1,639,788	(129,788)
Citibank N.A.	ZAR	8,664,075	02/03/17	601,776	642,628	(40,852)
Goldman Sachs International	ARS	18,464,222	04/05/17	1,086,770	1,128,815	(42,045)
Goldman Sachs International	BRL	3,796,248	07/12/17	1,145,000	1,160,799	(15,799)
Goldman Sachs International	JPY	192,569,263	04/10/17	1,685,000	1,715,267	(30,267)
Morgan Stanley & Co.	MXN	21,476,000	02/22/17	1,040,000	1,031,540	8,460
Standard Chartered PLC	IDR	15,241,800,000	02/23/17	1,140,000	1,139,244	756
Standard Chartered PLC	TWD	67,179,000	03/13/17	2,100,000	2,145,425	(45,425)

				$41,595,370	$42,097,997	$(502,627)

Cross Currency Forwards

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Goldman Sachs International	EUR	2,060,000	12/18/17	CZK	54,950,500	$(4,085)
Goldman Sachs International	CZK	55,558,200	02/16/17	EUR	2,060,000	4,013

						$(72)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2017

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNH	-	Chinese Yuan Renminbi.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
TWD	-	Taiwan Dollar.
ZAR	-	South African Rand.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $1,333,708 or 1.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2017, the value of these securities amounted to $8,196,762 or 7.2% of net assets.

(4)		Over-the-counter traded option; Counterparty — Citigroup Global Market, Inc.

(5)		Rate disclosed is the 7-day net yield as of January 31, 2017.

(6)		As of January 31, 2017 security is not accruing interest.

(7)		Fund buys foreign currency, sells U.S. Dollar.

(8)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Diversified Financial Services	2.4%
Electric	1.1
Foreign Government Bonds	91.5
Oil & Gas	0.9
Currency Options	0.1
Short Term Investments	0.5
Money Market Investments	3.0

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Diversified Financial Services	$—	$2,773,720	$—	$2,773,720
Electric	—	1,197,734	—	1,197,734
Foreign Government Bonds	—	104,058,960	—	104,058,960
Oil & Gas	—	1,068,164	—	1,068,164

Total Fixed Income Securities	—	109,098,578	—	109,098,578

Currency Options	—	97,613	—	97,613
Money Market Investments	3,432,044	—	—	3,432,044
Short-Term Investments*	—	538,031	—	538,031

Total Investments	3,432,044	109,734,222	—	113,166,266

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	713,651	—	713,651

Total	$3,432,044	$110,447,873	$—	$113,879,917

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(684,798)	$—	$(684,798)
Written Options
Foreign Currency Risk	—	(28,140)	—	(28,140)

Total	$—	$(712,938)	$—	$(712,938)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.6% of Net Assets)
$ 10,383	Educational Services of America, Inc. (12-2-A), (144A), 1.501%, due 04/25/39 (1)(2)	$10,353
5,567	Nelnet Student Loan Trust (12-5A-A), (144A), 1.371%, due 10/27/36 (1)(2)	5,494
4,736	Scholar Funding Trust (11-A-A), (144A), 1.79%, due 10/28/43 (1)(2)	4,679

	Total Asset-Backed Securities (Cost: $20,795)	20,526

	Commercial Mortgage-Backed Securities — Agency (1.7%)
11,390	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.973%, due 09/25/21 (2)	11,384
9,328	Federal National Mortgage Association (13-M4-ASQ2), 1.451%, due 02/25/18	9,326

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $20,737)	20,710

	Commercial Mortgage-Backed Securities — Non-Agency (Cost: $3,110) (0.0%)
1,658,433	LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.515%, due 09/15/39 (I/O)(1)(2)(3)	267

	Residential Mortgage-Backed Securities — Agency (Cost: $17,867) (1.4%)
18,326	Federal National Mortgage Association (05-W3-2AF), 0.991%, due 03/25/45 (2)	17,791

	Residential Mortgage-Backed Securities — Non-Agency (18.1%)
5,997	Bear Stearns Alt-A Trust (04-13-A1), 1.511%, due 11/25/34 (2)	5,902
2,047	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 1.171%, due 08/25/43 (2)	2,037
9,355	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	9,533
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.78%, due 01/25/35	58,252
5,204	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	5,276
11,907	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.776%, due 11/25/33 (2)	11,449
13,249	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.771%, due 08/25/34 (2)	12,602
4,606	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.656%, due 10/25/34 (2)	4,603
35,716	JPMorgan Mortgage Trust (05-A6-7A1), 3.166%, due 08/25/35 (2)(4)	34,326
27,748	MASTR Seasoned Securitization Trust (05-1-4A1), 2.894%, due 10/25/32 (2)	27,849
29,227	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	31,179
8,340	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.671%, due 07/25/34 (2)	8,184
1,754	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	1,762
16,122	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	16,339

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $205,183)	229,293

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (17.6%)
	Airlines (Cost: $53,140) (4.4%)
$ 51,020	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	$55,964
	Banks (6.5%)
7,000	Citigroup, Inc., 1.48%, due 08/25/36 (2)	5,614
75,000	Citigroup, Inc., 2.605%, due 05/15/18 (2)	76,233

	Total Banks (Cost: $80,700)	81,847

	Insurance (Cost: $67,991) (5.5%)
70,000	Nationwide Mutual Insurance Co., (144A), 3.253%, due 12/15/24 (1)(2)	69,650

	REIT (Cost: $14,787) (1.2%)
15,000	HCP, Inc., 3.15%, due 08/01/22	14,873

	Total Corporate Bonds (Cost: $216,618)	222,334

	Total Fixed Income Securities (Cost: $484,310) (40.4%)	510,921

Number of Shares	Money Market Investments
31,174	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (5)(6)	31,174

	Total Money Market Investments (Cost: $31,174) (2.5%)	31,174

Principal Amount	Short-Term Investments
	U.S. Treasury Securities
$ 90,000	U.S. Treasury Bill, 0.45%, due 02/23/17 (7)	89,974
100,000	U.S. Treasury Bill, 0.46%, due 04/06/17 (7)	99,918
130,000	U.S. Treasury Bill, 0.48%, due 04/13/17 (7)	129,878
150,000	U.S. Treasury Bill, 0.48%, due 04/20/17 (7)	149,844
110,000	U.S. Treasury Bill, 0.5%, due 04/27/17 (7)	109,871

	Total U.S. Treasury Securities (Cost: $579,476) (45.8%)	579,485

	Total Short-Term Investments (Cost: $579,476) (45.8%)	579,485

	Total Investments (Cost: $1,094,960) (88.7%)	1,121,580
	Excess of Other Assets over Liabilities (11.3%)	143,580

	Net Assets (100.0%)	$1,265,160

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2017

Total Return Swaps(6)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
OTC Swaps
$1,275,164	2/21/17	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (8)	$(9,312)	$—	$(9,312)

					$(9,312)	$—	$(9,312)

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $90,443 or 7.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(3)	Restricted security (Note 3).

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(5)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(6)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(7)	Rate shown represents yield-to-maturity.

(8)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Airlines	4.4%
Asset-Backed Securities	1.6
Banks	6.5
Commercial Mortgage-Backed Securities — Agency	1.7
Commercial Mortgage-Backed Securities — Non-Agency	0.0 *
Insurance	5.5
REIT	1.2
Residential Mortgage-Backed Securities — Agency	1.4
Residential Mortgage-Backed Securities — Non-Agency	18.1
Money Market Investments	2.5
U.S. Treasury Securities	45.8

Total	88.7%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$20,526	$—	$20,526
Commercial Mortgage-Backed Securities —Agency	—	20,710	—	20,710
Commercial Mortgage-Backed Securities —Non-Agency	—	—	267	267
Residential Mortgage-Backed Securities —Agency	—	17,791	—	17,791
Residential Mortgage-Backed Securities —Non-Agency	—	229,293	—	229,293
Corporate Bonds*	—	222,334	—	222,334

Total Fixed Income Securities	—	510,654	267	510,921

Money Market Investments	31,174	—	—	31,174
Short-Term Investments*	579,485	—	—	579,485

Total Investments	$610,659	$510,654	$267	$1,121,580

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(9,312)	$—	$(9,312)

Total	$—	$(9,312)	$—	$(9,312)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (22.3% of Net Assets)
	Aerospace/Defense (0.3%)
$50,000	United Technologies Corp., 1.778%, due 05/04/18	$50,045
	Airlines (1.1%)
25,237	Continental Airlines, Inc. Pass-Through Trust, (01-1A-1), 6.703%, due 12/15/22 (EETC)	26,846
73,470	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	82,930
16,123	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	18,078
46,427	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	51,708
	Total Airlines	179,562
	Auto Manufacturers (0.7%)
50,000	Ford Motor Credit Co. LLC, 2.375%, due 01/16/18	50,278
50,000	General Motors Co., 3.5%, due 10/02/18	51,093
	Total Auto Manufacturers	101,371
	Banks (6.6%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (1)	49,475
250,000	Bank of America N.A., 6.1%, due 06/15/17	254,207
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (2)	217,760
70,000	Citigroup, Inc., 1.48%, due 08/25/36 (3)	56,137
50,000	Citigroup, Inc., 2.5%, due 09/26/18	50,421
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	114,511
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	42,165
100,000	JPMorgan Chase & Co., 3.9%, due 07/15/25	103,078
75,000	Morgan Stanley, 6.625%, due 04/01/18	79,124
85,000	Wells Fargo & Co., 3%, due 04/22/26	80,729
	Total Banks	1,047,607
	Beverages (0.3%)
14,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	14,111
24,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	25,764
	Total Beverages	39,875
	Biotechnology (0.6%)
22,000	Amgen, Inc., 4.663%, due 06/15/51	21,562
20,000	Baxalta, Inc., 2.875%, due 06/23/20	20,215
20,000	Celgene Corp., 3.875%, due 08/15/25	20,270
40,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	38,075
	Total Biotechnology	100,122

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Computers (0.2%)
$35,000	Apple, Inc., 4.65%, due 02/23/46	$36,892

	Diversified Financial Services (0.3%)
50,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	53,781

	Electric (2.0%)
50,000	AEP Texas Central Co., (144A), 3.85%, due 10/01/25 (2)	51,688
50,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (2)	51,871
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	77,496
40,000	ITC Holdings Corp., 3.65%, due 06/15/24	40,444
40,000	MidAmerican Energy Co., 3.1%, due 05/01/27	39,969
60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	60,062

	Total Electric	321,530

	Food (0.2%)
35,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	35,427

	Healthcare-Products (0.3%)
40,000	Abbott Laboratories, 3.75%, due 11/30/26	39,460
	Healthcare-Services (0.3%)
50,000	Anthem, Inc., 3.5%, due 08/15/24	49,747

	Insurance (0.7%)
100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53(2) (3)	105,409

	Media (0.5%)
20,000	21st Century Fox America, Inc., 4.95%, due 10/15/45	20,318
22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	23,210
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, due 10/23/45	34,118

	Total Media	77,646

	Miscellaneous Manufacturers (1.3%)
200,000	General Electric Capital Corp., 1.386%, due 08/15/36 (3)	176,219
25,000	Siemens Financieringsmaatschappij NV (Netherland), (144A), 2.35%, due 10/15/26 (2)	23,088

	Total Miscellaneous Manufacturers	199,307

	Pharmaceuticals (0.9%)
50,000	AbbVie, Inc., 4.5%, due 05/14/35	49,334
20,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	19,998
20,000	Actavis Funding SCS (Luxembourg), 4.75%, due 03/15/45	19,799

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

	Principal Amount	Fixed Income Securities	Value
		Pharmaceuticals (Continued)
	$25,000	AstraZeneca PLC (United Kingdom), 3.375%, due 11/16/25	$24,790
	20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	15,325
	6,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	4,530
		Total Pharmaceuticals	133,776
		Pipelines (0.3%)
	50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	48,721
		REIT (3.8%)
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, due 01/15/27	24,865
	50,000	American Tower Corp., 4.5%, due 01/15/18	51,280
	50,000	HCP, Inc., 3.15%, due 08/01/22	49,577
	50,000	Highwoods Realty LP, 5.85%, due 03/15/17	50,253
	100,000	SL Green Realty Corp., 5%, due 08/15/18	103,799
	50,000	Ventas Realty LP / Ventas Capital Corp., 4%, due 04/30/19	51,868
	200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17 (2)	200,215
	70,000	Welltower, Inc., 4.125%, due 04/01/19	72,633

		Total REIT	604,490
		Retail (0.4%)
	60,000	Walgreens Boots Alliance, Inc., 3.45%, due 06/01/26	58,612

		Software (0.3%)
	25,000	Microsoft Corp., 2.4%, due 08/08/26	23,363
	25,000	Microsoft Corp., 4.45%, due 11/03/45	26,009

		Total Software	49,372

		Telecommunications (1.2%)
	45,000	AT&T, Inc., 3.4%, due 05/15/25	42,938
	25,000	AT&T, Inc., 4.125%, due 02/17/26	25,096
	40,000	AT&T, Inc., 5.45%, due 03/01/47 (4)	39,775
	75,000	Verizon Communications, Inc., 4.862%, due 08/21/46	72,329

		Total Telecommunications	180,138

		Total Corporate Bonds (Cost: $3,371,197)	3,512,890

		Municipal Bonds (0.5%)
	40,000	Alabama Economic Settlement Authority, Revenue Bond, 4.263%, due 09/15/32	41,120
	50,000	California Health Facilities Financing Authority, Revenue Bond, 3%, due 10/01/41	40,838

		Total Municipal Bonds (Cost: $80,160)	81,958

		Foreign Government Bonds (38.6%)
AUD	186,000	Australia Government Bond, (Reg. S), 2.75%, due 04/21/24 (1)	143,633

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount		Fixed Income Securities	Value
EUR	360,000	Bundesrepublik Deutschland (Germany), (Reg. S), 2.25%, due 09/04/21 (1)	$437,323
EUR	69,000	Bundesrepublik Deutschland (Germany), (Reg. S), 0.01%, due 08/15/26 (1)	71,981
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (2)	355,742
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	145,413
EUR	65,000	France Government Bond OAT, (Reg. S), 3.25%, due 10/25/21 (1)	81,134
EUR	373,000	France Government Bond OAT, (Reg. S), 2.5%, due 05/25/30 (1)	459,359
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24(1)	70,508
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	86,928
EUR	482,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	617,785
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	893,878
JPY	45,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	514,065
JPY	8,700,000	Japan Government Twenty Year Bond, 0.5%, due 09/20/36	75,329
KRW	144,000,000	Korea Treasury Bond, 1.875%, due 06/10/26	120,980
MYR	525,000	Malaysia Government Bond, 3.955%, due 09/15/25	116,686
NOK	1,350,000	Norway Government Bond, (Reg. S), 3.75%, due 05/25/21 (1)	182,630
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	64,174
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (1)	266,500
EUR	515,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (1)	617,944
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	67,611
GBP	500,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (1)	703,498

		Total Foreign Government Bonds (Cost: $6,917,757)	6,093,101

		Asset-Backed Securities (4.7%)
	40,000	Dryden Senior Loan Fund, (144A), 2.523%, due 04/15/27 (2)(3)	40,099
	34,216	Educational Funding of the South, Inc. (11-1-A2), 1.531%, due 04/25/35 (3)	33,953
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 2.474%, due 01/18/27 (2)(3)	20,003
	30,000	Magnetite XII, Ltd. (15-12A-AR), (144A), 2.035%, due 04/15/27 (2)(3)	30,001
	80,000	Navient Student Loan Trust (14-8-A3), 1.371%, due 05/27/49 (3)	78,378
	50,000	Navient Student Loan Trust (16-2-A3), (144A), 2.271%, due 06/25/65 (2)(3)	51,295
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.723%, due 02/25/36 (2)(3)	105,498
	69,119	SLC Student Loan Trust (08-1-A4A), 2.563%, due 12/15/32 (3)	70,221
	50,000	SLM Student Loan Trust (07-3-A4), 1.098%, due 01/25/22 (3)	47,103
	69,118	SLM Student Loan Trust (07-6-A4), 1.418%, due 10/25/24 (3)	68,582
	15,554	SLM Student Loan Trust (08-9-A), 2.538%, due 04/25/23 (3)	15,794
	50,000	SLM Student Loan Trust (11-2-A2), 1.971%, due 10/25/34 (3)	50,393
	56,033	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (2)	56,995
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 0%, due 07/01/42 (2)(3)	38,960
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 2.523%, due 10/14/26 (2)(3)	40,039

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Total Asset-Backed Securities (Cost: $721,161)	$747,314

	Commercial Mortgage-Backed Securities — Agency (1.4%)
339,137	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(KSCT-AX), 1.22%, due 01/25/20 (3) (I/O)	9,367
71,542	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	77,987
119,619	Federal National Mortgage Association (12-M10-AFL), 1.221%, due 09/25/22 (3)	119,279
22,047	Federal National Mortgage Association (14-M12-FA), 0.883%, due 10/25/21 (3)	21,974

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $266,461)	228,607

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
1,821,227	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.19%, due 04/11/37 (I/O) (2)(3)(5)	10,634
1,325,020	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.667%, due 12/15/31 (I/O) (2)(3)(5)	4,281
46,085	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	47,798

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $66,313)	62,713

	Residential Mortgage-Backed Securities — Agency (9.2%)
11,176	Federal Home Loan Mortgage Corp. (2990-ND), 14.942%, due 12/15/34 (I/F) (PAC) (3)	12,814
110,286	Federal Home Loan Mortgage Corp. (3439-SC), 5.133%, due 04/15/38 (I/O) (I/F) (3)	17,929
95,605	Federal Home Loan Mortgage Corp., Pool #G08698, 3.5%, due 03/01/46	97,749
26,989	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	27,594
95,902	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	98,053
14,672	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	14,525
9,708	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	9,926
172,477	Federal Home Loan Mortgage Corp., Pool #G08726, 3%, due 10/01/46	170,746
19,805	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 10/01/46	19,606
13,035	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	13,391
74,621	Federal Home Loan Mortgage Corp., Pool #G60344, 4%, due 12/01/45	78,956
123,464	Federal National Mortgage Association (07-52-LS), 5.279%, due 06/25/37 (I/O) (I/F) (3)	19,260
114,137	Federal National Mortgage Association (08-18-SM), 6.229%, due 03/25/38 (I/O) (I/F) (3)	18,523
81,527	Federal National Mortgage Association (09-115-SB), 5.479%, due 01/25/40 (I/O) (I/F) (3)	13,618
170,203	Federal National Mortgage Association (10-116-SE), 5.829%, due 10/25/40 (I/O) (I/F) (3)	31,356
151,718	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	156,064
173,849	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	179,234
67,215	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	68,791
84,895	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	85,793
68,279	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	71,055
75,372	Federal National Mortgage Association, Pool #MA2740, 2.5%, due 09/01/26	76,453
112,459	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	24,467
244,763	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	23,419
199,766	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	8,553

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$60,787	Government National Mortgage Association II, Pool #MA3597, 3.5%, due 04/20/46	$63,073
9,024	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	9,364
42,486	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	44,072

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,482,921)	1,454,384

	Residential Mortgage-Backed Securities — Non-Agency (3.9%)
89,074	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.897%, due 10/25/35 (3)(6)	74,842
40,633	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	43,488
115,578	Lehman XS Trust (06-9-A1B), 0.931%, due 05/25/46 (3)(6)	102,160
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 1.101%, due 04/25/37 (3)	156,881
104,390	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 3.222%, due 12/25/34 (3)	103,188
210,589	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.495%, due 05/25/36 (3)(6)	129,160

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $489,899)	609,719

	U.S. Treasury Securities (17.5%)
580,000	U.S. Treasury Bond, 2.875%, due 11/15/46	560,074
500,000	U.S. Treasury Note, 0.625%, due 08/31/17	499,858
160,000	U.S. Treasury Note, 0.75%, due 10/31/17	159,997
90,000	U.S. Treasury Note, 1.25%, due 12/31/18	90,104
155,000	U.S. Treasury Note, 1.5%, due 01/31/19	155,853
370,000	U.S. Treasury Note, 1.875%, due 01/31/22	369,523
900,000	U.S. Treasury Note, 2%, due 11/15/26	865,002
70,000	U.S. Treasury Note, 2%, due 12/31/21	70,309

	Total U.S. Treasury Securities (Cost: $2,775,377)	2,770,720

	Total Fixed Income Securities (Cost: $16,171,246) (98.5%)	15,561,406

Number of Shares	Money Market Investments

187,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.47% (7)	187,000
200,382	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (7)	200,382

	Total Money Market Investments (Cost: $387,382) (2.5%)	387,382

	Total Investments (Cost: $16,558,628) (101.0%)	15,948,788
	Liabilities in Excess of Other Assets (-1.0%)	(159,081)

	Total Net Assets (100.0%)	$15,789,707

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund Schedule of Investments (Unaudited)	January 31, 2017

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Barclays Capital	EUR	364,543	04/12/17	$386,272	$395,236	$8,964
Barclays Capital	JPY	34,554,542	04/12/17	298,285	307,813	9,528

				$684,557	$703,049	$18,492

SELL (9)
Barclays Capital	GBP	175,000	04/12/17	$213,427	$220,534	$(7,107)
Barclays Capital	ILS	360,000	04/12/17	93,963	95,739	(1,776)
Barclays Capital	KRW	148,000,000	04/12/17	122,943	127,428	(4,485)
Barclays Capital	MYR	537,000	04/12/17	119,562	120,814	(1,252)

				$549,895	$564,515	$(14,620)

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
ABS	-	Asset-Backed Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2017, the value of these securities amounted to $3,083,985 or 19.5% of net assets.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $1,567,177 or 9.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)	Restricted security (Note 3).

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(7)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(8)	Fund buys foreign currency, sells U.S. Dollar.

(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Airlines	1.1
Asset-Backed Securities	4.7
Auto Manufacturers	0.7
Banks	6.6
Beverages	0.3
Biotechnology	0.6
Commercial Mortgage-Backed Securities — Agency	1.4
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Computers	0.2
Diversified Financial Services	0.3
Electric	2.0
Food	0.2
Foreign Government Bonds	38.6
Healthcare-Products	0.3
Healthcare-Services	0.3
Insurance	0.7
Media	0.5
Miscellaneous Manufacturers	1.3
Municipal Bonds	0.5
Pharmaceuticals	0.9
Pipelines	0.3
REIT	3.8
Residential Mortgage-Backed Securities — Agency	9.2
Residential Mortgage-Backed Securities — Non-Agency	3.9
Retail	0.4
Software	0.3
Telecommunications	1.2
U.S. Treasury Securities	17.5
Money Market Investments	2.5

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2017

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.4
Cayman Islands	0.9
Denmark	0.9
France	3.4
Germany	3.3
Great Britain	4.6
Ireland	0.4
Israel	0.6
Italy	3.9
Japan	9.5
Luxembourg	0.2
Malaysia	0.7
Mexico	1.4
Netherlands	0.2
Norway	1.2
Poland	0.4
Romania	1.7
South Korea	0.8
Spain	3.9
Sweden	0.4
United Kingdom	0.6
United States	58.7

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,512,890	$—	$3,512,890
Municipal Bonds	—	81,958	—	81,958
Foreign Government Bonds	—	6,093,101	—	6,093,101
Asset-Backed Securities	—	747,314	—	747,314
Commercial Mortgage-Backed Securities — Agency	—	228,607	—	228,607
Commercial Mortgage-Backed Securities — Non-Agency	—	47,798	14,915	62,713
Residential Mortgage-Backed Securities — Agency	—	1,454,384	—	1,454,384
Residential Mortgage-Backed Securities — Non-Agency	—	452,838	156,881	609,719
U.S. Treasury Securities	2,770,720	—	—	2,770,720

Total Fixed Income Securities	2,770,720	12,618,890	171,796	15,561,406

Money Market Investments	387,382	—	—	387,382

Total Investments	3,158,102	12,618,890	171,796	15,948,788

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	18,492	—	18,492

Total	$3,158,102	$12,637,382	$171,796	$15,967,280

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(14,620)	$—	$(14,620)

Total	$—	$(14,620)	$—	$(14,620)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Bank Loans (5.1% of Net Assets)
	Aerospace/Defense (0.8%)
$ 49,759	TransDigm, Inc., 2015 Term Loan E, 4.911%, due 05/14/22 (1)	$49,706
174,561	TransDigm, Inc., 2016 Extended Term Loan F, 4.967%, due 06/09/23 (1)	174,423

	Total Aerospace/Defense	224,129

	Commercial Services (0.2%)
9,167	Mister Car Wash, Inc., Delayed Draw Term Loan, 6.139%, due 08/20/21 (1)	9,207
45,716	Mister Car Wash, Inc., Term Loan B, 6.186%, due 08/20/21(1)	45,916

	Total Commercial Services	55,123

	Electric (0.2%)
61,071	TEX Operations Co. LLC, Exit Term Loan B, 4.778%, due 08/04/23 (1)	61,415
13,929	TEX Operations Co. LLC, Exit Term Loan C, 3.941%, due 08/04/23 (1)	14,007

	Total Electric	75,422

	Entertainment (0.5%)
141,276	NEP/NCP Holdco, Inc., Incremental Term Loan, 4.804%, due 01/22/20 (1)	142,218

	Healthcare-Services (0.6%)
168,522	Community Health Systems, Inc., Term Loan G, 6.423%, due 12/31/19 (1)	160,498

	Lodging (0.7%)
188,783	CityCenter Holdings LLC, Term Loan B, 4.215%, due 10/16/20 (1)	191,222

	Media (1.1%)
308,402	Charter Communications Operating LLC, Term Loan E, 3.73%, due 07/01/20 (1)	309,461

	Packaging & Containers (0.2%)
64,837	Reynolds Group Holdings, Inc., 2016 Term Loan, 5.314%, due 02/05/23 (1)	65,127

	Pharmaceuticals (0.2%)
49,750	NBTY, Inc., Term Loan B, 6.16%, due 05/05/23 (1)	50,154

	Telecommunications (0.1%)
30,000	GTT Communications, Inc., Term Loan B, 5.808%, due 01/09/24 (1)	30,488

	Trucking & Leasing (0.5%)
145,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.296%, due 01/13/22 (1)	147,007

	Total Bank Loans (Cost: $1,441,358)	1,450,849

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (82.7%)
	Advertising (0.4%)
$ 100,000	Lamar Media Corp., 5.75%, due 02/01/26	$106,625

	Aerospace/Defense (0.5%)
43,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (2)	45,391
90,000	Orbital ATK, Inc., 5.5%, due 10/01/23	94,050
15,000	TransDigm, Inc., 6%, due 07/15/22	15,150

	Total Aerospace/Defense	154,591

	Airlines (2.6%)
279,360	American Airlines, Inc. Pass-Through Trust (13-2-B), (144A), 5.6%, due 01/15/22 (EETC) (2)	290,535
158,091	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	165,703
250,467	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1), 6.718%, due 07/02/24 (EETC)	282,714

	Total Airlines	738,952

	Auto Parts & Equipment (1.6%)
290,000	Goodyear Tire & Rubber Co. (The), 7%, due 05/15/22	304,268
145,000	Tenneco, Inc., 5%, due 07/15/26	145,174

	Total Auto Parts & Equipment	449,442

	Banks (0.9%)
300,000	Citigroup, Inc., 1.48%, due 08/25/36 (3)	240,589

	Beverages (2.0%)
175,000	Constellation Brands, Inc., 6%, due 05/01/22	200,592
110,000	Cott Beverages, Inc., 6.75%, due 01/01/20	114,235
225,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (2)	246,656

	Total Beverages	561,483

	Building Materials (0.3%)
75,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (2)	78,750
13,000	Standard Industries, Inc., (144A), 5.125%, due 02/15/21 (2)	13,707

	Total Building Materials	92,457

	Chemicals (1.8%)
225,000	Axalta Coating Systems LLC, (144A), 4.875%, due 08/15/24 (2)	228,375
20,000	Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada), (144A), 8.375%, due 12/01/22 (2)	20,750

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Chemicals (Continued)
$ 75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (4)	$—
237,000	Valvoline, Inc., (144A), 5.5%, due 07/15/24 (2)	249,443

	Total Chemicals	498,568

	Coal (0.0%)
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (2)(4)	90

	Commercial Services (3.8%)
268,000	IHS Markit, Ltd., (144A), 5%, due 11/01/22 (2)	279,055
26,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., (144A), 7.875%, due 10/01/22 (2)	26,845
100,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5%, due 02/01/25 (2)	99,500
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (2)	172,013
152,000	Ritchie Bros Auctioneers, Inc. (Canada), (144A), 5.375%, due 01/15/25 (2)	155,610
200,000	Service Corp. International, 4.5%, due 11/15/20	204,750
85,000	Service Corp. International, 5.375%, due 01/15/22	88,825
45,000	United Rentals North America, Inc., 4.625%, due 07/15/23	46,125

	Total Commercial Services	1,072,723

	Diversified Financial Services (2.6%)
250,000	Ally Financial, Inc., 3.25%, due 11/05/18	251,875
100,000	CIT Group, Inc., 3.875%, due 02/19/19	102,375
350,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	369,103

	Total Diversified Financial Services	723,353

	Electric (0.6%)
55,000	Dynegy, Inc., 5.875%, due 06/01/23	50,187
320,180	Homer City Generation LP, 8.734%, due 10/01/26	129,673

	Total Electric	179,860

	Engineering & Construction (0.4%)
110,000	SBA Communications Corp., (144A), 4.875%, due 09/01/24 (2)	107,663

	Entertainment (3.0%)
360,000	Churchill Downs, Inc., 5.375%, due 12/15/21	375,300
146,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, due 04/15/26	152,570
125,000	Isle of Capri Casinos, Inc., 5.875%, due 03/15/21	129,531
175,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., (144A), 6.125%, due 08/15/21 (2)	180,250

	Total Entertainment	837,651

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Environmental Control (1.1%)
$305,000	Clean Harbors, Inc., 5.125%, due 06/01/21	$314,150

	Food (1.4%)
20,000	B&G Foods, Inc., 4.625%, due 06/01/21	20,550
60,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25 (2)	64,257
43,000	Lamb Weston Holdings, Inc., (144A), 4.625%, due 11/01/24 (2)	43,215
205,000	Lamb Weston Holdings, Inc., (144A), 4.875%, due 11/01/26 (2)	206,281
10,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, due 01/15/24	10,623
40,000	TreeHouse Foods, Inc., (144A), 6%, due 02/15/24(2)	42,150

	Total Food	387,076

	Food Service (0.7%)
30,000	Aramark Services, Inc., (144A), 4.75%, due 06/01/26 (2)	29,925
67,000	Aramark Services, Inc., 5.125%, due 01/15/24	69,794
105,000	Aramark Services, Inc., 5.75%, due 03/15/20	107,231

	Total Food Service	206,950

	Healthcare-Products (0.8%)
159,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23 (2)	165,757
30,000	Hologic, Inc., (144A), 5.25%, due 07/15/22 (2)	31,388
24,000	Teleflex, Inc., 4.875%, due 06/01/26	23,970

	Total Healthcare-Products	221,115

	Healthcare-Services (8.7%)
76,000	Acadia Healthcare Co., Inc., 6.5%, due 03/01/24	79,135
450,000	Centene Corp., 4.75%, due 01/15/25	445,216
60,000	Fresenius Medical Care US Finance II, Inc., (144A), 4.125%, due 10/15/20 (2)	61,837
100,000	Fresenius Medical Care US Finance, Inc., 6.875%, due 07/15/17	102,500
20,000	HCA, Inc., 4.75%, due 05/01/23	20,769
605,000	HCA, Inc., 6.5%, due 02/15/20	661,719
135,000	HealthSouth Corp., 5.75%, due 11/01/24	137,869
155,000	Molina Healthcare, Inc., 5.375%, due 11/15/22	161,200
135,000	MPH Acquisition Holdings LLC, (144A), 7.125%, due 06/01/24 (2)	143,775
120,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	121,200
122,000	Tenet Healthcare Corp., 4.75%, due 06/01/20	124,745
125,000	Tenet Healthcare Corp., 6%, due 10/01/20	132,187
15,000	Tenet Healthcare Corp., (144A), 7.5%, due 01/01/22 (2)	16,088
240,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	247,650

	Total Healthcare-Services	2,455,890

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Home Builders (0.2%)
$ 50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (2)	$50,563

	Household Products/Wares (0.9%)
190,000	Central Garden & Pet Co., 6.125%, due 11/15/23	204,250
45,000	Spectrum Brands, Inc., 6.625%, due 11/15/22	47,925

	Total Household Products/Wares	252,175

	Housewares (0.9%)
250,000	Scotts Miracle-Gro Co. (The), (144A), 5.25%, due 12/15/26 (2)	252,345

	Internet (0.5%)
140,000	Zayo Group LLC / Zayo Capital, Inc., (144A), 5.75%, due 01/15/27 (2)	143,682

	Leisure Time (0.7%)
200,000	NCL Corp., Ltd., Class C, (144A), 4.75%, due 12/15/21 (2)	202,160

	Lodging (1.4%)
32,000	Boyd Gaming Corp., 6.875%, due 05/15/23	34,481
275,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	283,570
70,000	MGM Resorts International, 8.625%, due 02/01/19	78,050

	Total Lodging	396,101

	Media (10.9%)
200,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23 (2)	209,000
252,000	Cable One, Inc., (144A), 5.75%, due 06/15/22 (2)	263,970
115,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, due 01/31/22	119,169
175,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5.125%, due 12/15/21 (2)	178,063
30,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 6.375%, due 09/15/20 (2)	31,050
435,000	CSC Holdings LLC, (144A), 5.5%, due 04/15/27 (2)	442,612
40,000	DISH DBS Corp., 4.625%, due 07/15/17	40,450
300,000	DISH DBS Corp., 7.875%, due 09/01/19	332,250
319,000	LIN Television Corp., 5.875%, due 11/15/22	326,975
60,000	Midcontinent Communications & Finance Co., (144A), 6.875%, due 08/15/23 (2)	64,653
10,000	Nielsen Finance LLC / Nielsen Finance Co., (144A), 5%, due 04/15/22 (2)	10,238
195,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	204,623
80,000	Sirius XM Radio, Inc., (144A), 4.25%, due 05/15/20 (2)	81,300
47,000	Sirius XM Radio, Inc., (144A), 5.375%, due 07/15/26 (2)	47,881

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$ 230,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21 (2)	$239,910
201,000	TEGNA, Inc., 5.125%, due 10/15/19	207,532
77,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (2)	73,778
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.5%, due 08/15/26 (2)	204,000

	Total Media	3,077,454

	Oil & Gas (3.0%)
70,000	Concho Resources, Inc., 5.5%, due 04/01/23	72,975
120,000	Diamondback Energy, Inc., (144A), 5.375%, due 05/31/25 (2)	124,500
40,000	Gulfport Energy Corp., (144A), 6%, due 10/15/24 (2)	40,950
150,000	Gulfport Energy Corp., (144A), 6.375%, due 05/15/25 (2)	154,125
85,000	Hilcorp Energy I LP / Hilcorp Finance Co., (144A), 5.75%, due 10/01/25 (2)	86,169
30,000	MEG Energy Corp. (Canada), (144A), 6.5%, due 01/15/25 (2)	30,337
75,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 6.25%, due 06/01/24 (2)	81,000
65,000	PDC Energy, Inc., (144A), 6.125%, due 09/15/24 (2)	68,250
45,000	Range Resources Corp., 4.875%, due 05/15/25	44,019
150,000	Sunoco LP / Sunoco Finance Corp., 5.5%, due 08/01/20	153,375

	Total Oil & Gas	855,700

	Packaging & Containers (7.9%)
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 3.963%, due 12/15/19 (2)(3)	203,750
345,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 4.156%, due 05/15/21 (2)(3)	355,350
15,000	Ball Corp., 4%, due 11/15/23	14,944
75,000	Ball Corp., 4.375%, due 12/15/20	79,031
180,000	Ball Corp., 5.25%, due 07/01/25	189,900
40,000	Berry Plastics Corp., 5.125%, due 07/15/23	41,028
200,000	Crown Americas LLC / Crown Americas Capital Corp. V, (144A), 4.25%, due 09/30/26 (2)	191,500
145,000	Flex Acquisition Co., Inc., (144A), 6.875%, due 01/15/25 (2)	147,682
253,000	Graphic Packaging International, Inc., 4.125%, due 08/15/24	246,675
30,000	Graphic Packaging International, Inc., 4.875%, due 11/15/22	31,013
170,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), (144A), 4.523%, due 07/15/21 (2)(3)	175,312
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	309,750
20,000	Sealed Air Corp., (144A), 4.875%, due 12/01/22 (2)	20,700
213,000	Sealed Air Corp., (144A), 5.25%, due 04/01/23 (2)	223,117

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Packaging & Containers (Continued)
$ 5,000	Sealed Air Corp., (144A), 5.5%, due 09/15/25 (2)	$5,288

	Total Packaging & Containers	2,235,040
	Pharmaceuticals (3.0%)
200,000	Grifols Worldwide Operations, Ltd. (Ireland), 5.25%, due 04/01/22	208,500
40,000	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., (144A), 7.5%, due 10/01/24 (2)	42,100
85,000	NBTY, Inc., (144A), 7.625%, due 05/15/21 (2)	89,569
85,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21 (2)	67,575
315,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	241,369
270,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	203,850

	Total Pharmaceuticals	852,963

	Pipelines (0.3%)
20,000	Energy Transfer Partners LP, 4.052%, due 11/01/66 (3)	17,114
70,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20 (2)	74,550

	Total Pipelines	91,664

	REIT (2.5%)
200,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	210,000
66,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., (144A), 5.625%, due 05/01/24 (2)	69,052
325,000	VEREIT Operating Partnership LP, 3%, due 02/06/19	326,219
85,000	VEREIT Operating Partnership LP, 4.125%, due 06/01/21	86,683

	Total REIT	691,954

	Retail (1.8%)
190,000	Dollar Tree, Inc., 5.75%, due 03/01/23	202,350
110,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5%, due 06/01/24 (2)	112,338
180,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5.25%, due 06/01/26 (2)	182,556

	Total Retail	497,244

	Semiconductors (0.7%)
200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 3.75%, due 06/01/18 (2)	204,250

	Software (3.0%)
378,000	First Data Corp., (144A), 5%, due 01/15/24 (2)	384,381
208,000	IMS Health, Inc., (144A), 5%, due 10/15/26 (2)	210,173

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Software (Continued)
$170,000	MSCI, Inc., (144A), 4.75%, due 08/01/26 (2)	$169,575
10,000	Open Text Corp. (Canada), (144A), 5.875%, due 06/01/26 (2)	10,500
60,000	Quintiles IMS, Inc., (144A), 4.875%, due 05/15/23 (2)	60,903

	Total Software	835,532

	Telecommunications (11.6%)
285,000	AT&T, Inc., 5.45%, due 03/01/47 (5)	283,401
60,000	Frontier Communications Corp., 8.5%, due 04/15/20	64,161
75,000	Frontier Communications Corp., 8.875%, due 09/15/20	80,066
25,000	Frontier Communications Corp., 10.5%, due 09/15/22	26,141
97,000	GTT Escrow Corp., (144A), 7.875%, due 12/31/24 (2)	102,214
145,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	102,225
145,000	Level 3 Financing, Inc., (144A), 5.25%, due 03/15/26 (2)	144,645
350,000	Qwest Corp., 6.5%, due 06/01/17	355,687
75,000	Qwest Corp., 6.75%, due 12/01/21	82,641
200,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20 (2)	205,250
505,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (2)	554,490
80,000	Sprint Nextel Corp., 9.25%, due 04/15/22	95,800
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, (144A), 3.36%, due 03/20/23 (2)	280,014
842,000	T-Mobile USA, Inc., 6.633%, due 04/28/21	879,890
15,000	Windstream Services LLC, 6.375%, due 08/01/23	13,500

	Total Telecommunications	3,270,125

	Trucking & Leasing (0.2%)
43,000	Park Aerospace Holdings, Ltd., (144A), 5.25%, due 08/15/22 (2)	44,129

	Total Corporate Bonds (Cost: $23,189,896)	23,302,309

	Residential Mortgage-Backed Securities — Non-Agency (0.2%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 1.021%, due 10/25/36 (3)	65,580

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	65,580

	Total Fixed Income Securities (Cost: $24,690,966) (88.0%)	24,818,738

Number of Shares	Money Market Investments
332,000	Dreyfus Government Cash Management Fund — Institutional Shares, 0.47% (6)	332,000
201,813	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (6)	201,813

	Total Money Market Investments (Cost: $533,813) (1.9%)	533,813

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Short-Term Investments	Value
	U.S. Treasury Securities
$1,560,000	U.S. Treasury Bill, 0.45%, due 02/23/17 (7)	$1,559,558
650,000	U.S. Treasury Bill, 0.478%, due 04/13/17 (7)	649,388
400,000	U.S. Treasury Bill, 0.498%, due 04/27/17 (7)	399,531
460,000	U.S. Treasury Bill, 0.549%, due 04/20/17 (7)	459,454

	Total U.S. Treasury Securities (Cost: $3,067,903) (10.9%)	3,067,931

	Total Short-Term Investments (Cost: $3,067,903) (10.9%)	3,067,931

	Total Investments (Cost: $28,292,682) (100.8%)	28,420,482
	Liabilities in Excess of Other Assets (-0.8%)	(226,816)

	Net Assets (100.0%)	$28,193,666

Credit Default Swaps — Buy Protection

Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Unrealized Depreciation	Premium (Received)	Value (10)
OTC Swaps
$250,000	0.84%	3/20/19	Goldman Sachs International	ALCOA, Inc.	1%	$(5,058)	$3,572	$(1,486)

						(5,058)	3,572	(1,486)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $11,225,127 or 39.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(7)	Rate shown represents yield-to-maturity.

(8)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

(9)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Advertising	0.4%
Aerospace/Defense	1.3
Airlines	2.6
Auto Parts & Equipment	1.6
Banks	0.9
Beverages	2.0
Building Materials	0.3
Chemicals	1.8
Coal	0.0 *
Commercial Services	4.0
Diversified Financial Services	2.6
Electric	0.8
Engineering & Construction	0.4
Entertainment	3.5
Environmental Control	1.1
Food	1.4
Food Service	0.7
Healthcare-Products	0.8
Healthcare-Services	9.3
Home Builders	0.2
Household Products/Wares	0.9
Housewares	0.9
Internet	0.5
Leisure Time	0.7
Lodging	2.1
Media	12.0
Oil & Gas	3.0
Packaging & Containers	8.1
Pharmaceuticals	3.2
Pipelines	0.3
REIT	2.5
Residential Mortgage-Backed Securities — Non-Agency	0.2
Retail	1.8
Semiconductors	0.7
Short Term Investments	10.9
Software	3.0
Telecommunications	11.7
Trucking & Leasing	0.7
Money Market Investments	1.9

Total	100.8%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,450,849	$—	$1,450,849
Corporate Bonds*	—	23,172,636	129,673	23,302,309
Residential Mortgage-Backed Securities — Non-Agency	—	65,580	—	65,580

Total Fixed Income Securities	—	24,689,065	129,673	24,818,738

Money Market Investments*	533,813	—	—	533,813
Short-Term Investments	3,067,931	—	—	3,067,931

Total Investments	$3,601,744	$24,689,065	$129,673	$28,420,482

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(1,486)	$—	$(1,486)

Total	$—	$(1,486)	$—	$(1,486)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (2.9% of Net Assets)
$52,022	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KIR1-A1), 2.446%, due 03/25/26	$52,204
96,694	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	97,584
45,909	Federal National Mortgage Association, Pool #FN0002, 3.189%, due 12/01/17	46,176
31,278	Federal National Mortgage Association (15-M10-FA), 0.805%, due 03/25/19 (1)	31,308
41,424	Federal National Mortgage Association (15-M12-FA), 0.895%, due 04/25/20 (1)	41,342

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $275,241)	268,614

	Commercial Mortgage-Backed Securities — Non-Agency (0.4%)
21,501	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	22,006
20,131	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	20,071

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $44,287)	42,077

	Residential Mortgage-Backed Securities — Agency (19.1%)
8,401	Federal Home Loan Mortgage Corp. (2550-FI), 1.117%, due 11/15/32 (TAC) (1)	8,435
29,981	Federal Home Loan Mortgage Corp. (2591-EF), 1.267%, due 03/15/32 (1)	29,981
67,964	Federal Home Loan Mortgage Corp. (263-F5), 1.267%, due 06/15/42 (1)	68,027
68,829	Federal Home Loan Mortgage Corp. (2990-DE), 1.147%, due 11/15/34 (1)	69,141
4,640	Federal Home Loan Mortgage Corp. (3001-HS), 14.832%, due 02/15/35 (I/F) (PAC) (1)	4,787
70,344	Federal Home Loan Mortgage Corp. (3139-FL), 1.067%, due 01/15/36 (PAC) (1)	70,308
33,085	Federal Home Loan Mortgage Corp. (3172-FK), 1.217%, due 08/15/33 (1)	33,116
65,248	Federal Home Loan Mortgage Corp. (3300-FA), 1.067%, due 08/15/35 (1)	65,026
80,651	Federal Home Loan Mortgage Corp. (3318-F), 1.017%, due 05/15/37 (1)	80,174
52,576	Federal Home Loan Mortgage Corp. (3335-FT), 0.917%, due 08/15/19 (1)	52,524
5,592	Federal Home Loan Mortgage Corp. (3346-FA), 0.997%, due 02/15/19 (1)	5,596
92,956	Federal Home Loan Mortgage Corp. (3767-JF), 1.067%, due 02/15/39 (PAC) (1)	93,077
31,781	Federal Home Loan Mortgage Corp. (3780-LF), 1.167%, due 03/15/29 (1)	31,794
17,609	Federal Home Loan Mortgage Corp. (3803-DF), 1.167%, due 11/15/35 (PAC) (1)	17,621
39,992	Federal Home Loan Mortgage Corp. (3824-FA), 0.917%, due 03/15/26 (1)	39,973
91,445	Federal Home Loan Mortgage Corp. (3940-PF), 1.117%, due 05/15/40 (PAC) (1)	91,425
44,233	Federal Home Loan Mortgage Corp. (3946-FG), 1.117%, due 10/15/39 (PAC) (1)	44,344
93,522	Federal Home Loan Mortgage Corp. (4231-FD), 1.117%, due 10/15/32 (1)	93,234
24,984	Federal National Mortgage Association (03-11-FA), 1.771%, due 09/25/32 (1)	25,589
10,444	Federal National Mortgage Association (03-64-KS), 8.651%, due 07/25/18 (I/F) (1)	10,732
61,480	Federal National Mortgage Association (05-114-PF), 1.146%, due 08/25/35 (PAC) (1)	61,497
60,878	Federal National Mortgage Association (06-60-DF), 1.201%, due 04/25/35 (1)	61,213
23,477	Federal National Mortgage Association (06-84-WF), 1.071%, due 02/25/36 (PAC) (1)	23,551

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 60,656	Federal National Mortgage Association (07-64-FA), 1.241%, due 07/25/37 (1)	$61,223
70,816	Federal National Mortgage Association (07-67-FA), 1.021%, due 04/25/37 (1)	70,777
9,444	Federal National Mortgage Association (08-47-PF), 1.271%, due 06/25/38 (PAC) (1)	9,485
37,847	Federal National Mortgage Association (09-33-FB), 1.591%, due 03/25/37 (1)	38,609
75,151	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	75,834
59,817	Federal National Mortgage Association (13-54-HF), 0.971%, due 10/25/41 (PAC) (1)	59,519
20,589	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	23,061
45,527	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	51,243
28,225	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	31,892
12,783	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	14,468
27,111	Government National Mortgage Association (10-108-PF), 1.177%, due 02/20/38 (PAC) (1)	27,202
75,977	Government National Mortgage Association (12-13-KF), 1.077%, due 07/20/38 (1)	76,046
21,000	Government National Mortgage Association II, Pool #80022, 2%, due 12/20/26 (1)	21,688
15,314	Government National Mortgage Association II, Pool #80636, 2.125%, due 09/20/32 (1)	15,858
9,921	Government National Mortgage Association II, Pool #80757, 2.125%, due 10/20/33 (1)	10,048
84,224	Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34 (1)	87,574
34,339	Government National Mortgage Association II, Pool #80937, 2.125%, due 06/20/34 (1)	35,684

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,782,222)	1,791,376

	Residential Mortgage-Backed Securities — Non-Agency (1.8%)
4,095	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 1.171%, due 08/25/43 (1)	4,074
106,771	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.778%, due 11/25/32 (1)	107,147
26,499	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.771%, due 08/25/34 (1)	25,204
9,091	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.656%, due 10/25/34 (1)	9,085
5,042	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 1.401%, due 09/25/35 (1)	5,040
16,680	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.671%, due 07/25/34 (1)	16,369
1,890	Residential Accredit Loans, Inc. (02-QS16-A2), 1.306%, due 10/25/17 (1)	1,893

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $164,954)	168,812

	Corporate Bonds (27.3%)
	Aerospace/Defense (0.5%)
50,000	United Technologies Corp., 1.778%, due 05/04/18	50,045

	Airlines (1.0%)
85,232	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	89,335

	Auto Manufacturers (0.4%)
35,000	Ford Motor Credit Co. LLC, 2.145%, due 01/09/18	35,120

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Banks (7.6%)
$75,000	Bank of America Corp., 5.75%, due 12/01/17	$77,528
60,000	Bank of America Corp., 5.65%, due 05/01/18	62,737
30,000	Bank of America N.A., 6.1%, due 06/15/17	30,505
25,000	Capital One N.A., 2.35%, due 08/17/18	25,158
35,000	Citigroup, Inc., 1.55%, due 08/14/17	35,015
25,000	Citigroup, Inc., 6.125%, due 11/21/17	25,903
25,000	Citigroup, Inc., 1.8%, due 02/05/18	25,013
40,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	41,640
50,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	55,315
20,000	Goldman Sachs Group, Inc. (The), 2.875%, due 02/25/21	20,071
35,000	JPMorgan Chase & Co., 1.7%, due 03/01/18	35,042
35,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	36,036
15,000	Macquarie Bank, Ltd. (Australia), (144A), 1.662%, due 10/27/17 (1)(2)	15,026
65,000	Morgan Stanley, 1.739%, due 01/05/18 (1)	65,223
20,000	Morgan Stanley, 6.625%, due 04/01/18	21,100
30,000	Santander UK PLC (Great Britain), 1.65%, due 09/29/17	29,979
70,000	Wachovia Corp., 5.75%, due 02/01/18	72,788
35,000	Wells Fargo & Co., 1.5%, due 01/16/18	34,976

	Total Banks	709,055

	Beverages (0.4%)
35,000	Anheuser-Busch InBev Finance, Inc., 1.9%, due 02/01/19	35,041

	Biotechnology (0.4%)
40,000	Amgen, Inc., 5.85%, due 06/01/17	40,572

	Computers (0.3%)
30,000	Apple, Inc., 1.7%, due 02/22/19	30,052

	Diversified Financial Services (1.1%)
30,000	American Express Co., 7%, due 03/19/18	31,764
70,000	Bear Stearns Cos. LLC (The), 7.25%, due 02/01/18	73,785

	Total Diversified Financial Services	105,549

	Electric (1.9%)
30,000	Duke Energy Progress LLC, 1.146%, due 03/06/17 (1)	30,010
20,000	Entergy Gulf States Louisiana LLC, 6%, due 05/01/18	21,038
35,000	Exelon Corp., 1.55%, due 06/09/17	35,019
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	53,912
40,000	Southern Co. (The), 1.3%, due 08/15/17	40,002

	Total Electric	179,981

	Environmental Control (0.3%)
25,000	Waste Management, Inc., 6.1%, due 03/15/18	26,271

	Food (0.4%)
35,000	Kraft Heinz Foods Co., 6.125%, due 08/23/18	37,228

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (2.1%)
$ 50,000	Aetna, Inc., 1.5%, due 11/15/17	$50,017
60,000	Anthem, Inc., 1.875%, due 01/15/18	60,120
85,000	Providence Health & Services Obligated Group, 1.948%, due 10/01/17 (1)	85,136

	Total Healthcare-Services	195,273

	Pharmaceuticals (1.1%)
30,000	Actavis Funding SCS (Luxembourg), 2.35%, due 03/12/18	30,196
25,000	Bayer US Finance LLC, (144A), 1.5%, due 10/06/17 (2)	24,985
25,000	Express Scripts Holding Co., 1.25%, due 06/02/17	24,996
25,000	Teva Pharmaceutical Finance III BV (Netherlands), 1.4%, due 07/20/18	24,811

	Total Pharmaceuticals	104,988

	Real Estate (0.9%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	50,646
35,000	Prologis LP, 4%, due 01/15/18	35,613

	Total Real Estate	86,259

	REIT (7.8%)
25,000	American Tower Corp., 4.5%, due 01/15/18	25,640
50,000	Camden Property Trust, 5.7%, due 05/15/17	50,610
20,000	DDR Corp., 7.5%, due 07/15/18	21,479
40,000	Duke Realty LP, 6.5%, due 01/15/18	41,805
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	50,250
70,000	Highwoods Realty LP, 5.85%, due 03/15/17	70,354
35,000	Kimco Realty Corp., 4.3%, due 02/01/18	35,688
35,000	National Retail Properties, Inc., 6.875%, due 10/15/17	36,248
30,000	Realty Income Corp., 2%, due 01/31/18	30,117
20,000	Realty Income Corp., 5.375%, due 09/15/17	20,486
50,000	SL Green Realty Corp., 5%, due 08/15/18	51,900
30,000	UDR, Inc., 4.25%, due 06/01/18	30,926
30,000	Ventas Realty LP / Ventas Capital Corp., 2%, due 02/15/18	30,080
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 1.75%, due 09/15/17 (2)	200,215
35,000	Welltower, Inc., 2.25%, due 03/15/18	35,193

	Total REIT	730,991

	Retail (0.4%)
40,000	Walgreens Boots Alliance, Inc., 1.75%, due 05/30/18	40,096

	Telecommunications (0.7%)
40,000	AT&T, Inc., 5.5%, due 02/01/18	41,499
20,000	Rogers Communications, Inc. (Canada), 6.8%, due 08/15/18	21,503

	Total Telecommunications	63,002

	Total Corporate Bonds (Cost: $2,544,027)	2,558,858

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (19.7%)
$ 395,000	U.S. Treasury Note, 0.625%, due 08/31/17	$394,888
409,000	U.S. Treasury Note, 0.875%, due 07/15/17	409,418
380,000	U.S. Treasury Note, 1.25%, due 12/31/18	380,438
461,000	U.S. Treasury Note, 1.5%, due 12/31/18	463,665
190,000	U.S. Treasury Note, 1.5%, due 01/31/19	191,046

	Total U.S. Treasury Securities (Cost: $1,839,705)	1,839,455

	Total Fixed Income Securities (Cost: $6,650,436) (71.2%)	6,669,192

Number of Shares	Money Market Investments
126,409	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (3)	126,409

	Total Money Market Investments (Cost: $126,409) (1.4%)	126,409

Principal Amount	Short-Term Investments
	U.S. Treasury Securities (27.8%)
$1,160,000	U.S. Treasury Bill, 0.45%, due 02/23/17 (4)	1,159,672
680,000	U.S. Treasury Bill, 0.46%, due 04/06/17 (4)	679,441
60,000	U.S. Treasury Bill, 0.48%, due 04/13/17 (4)	59,943
100,000	U.S. Treasury Bill, 0.5%, due 04/27/17 (4)	99,883
600,000	U.S. Treasury Bill, 0.53%, due 04/20/17 (4)	599,309

	Total U.S. Treasury Securities (Cost: $2,598,238)	2,598,248

	Total Short-Term Investments (Cost: $2,598,238) (27.8%)	2,598,248

	Total Investments (Cost: $9,375,083) (100.4%)	9,393,849
	Liabilities in Excess of Other Assets (-0.4%)	(37,269)

	Net Assets (100.0%)	$9,356,580

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $260,297 or 2.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2017.

(4)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investment by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Airlines	1.0
Auto Manufacturers	0.4
Banks	7.6
Beverages	0.4
Biotechnology	0.4
Commercial Mortgage-Backed Securities — Agency	2.9
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Computers	0.3
Diversified Financial Services	1.1
Electric	1.9
Environmental Control	0.3
Food	0.4
Healthcare-Services	2.1
Pharmaceuticals	1.1
REIT	7.8
Real Estate	0.9
Residential Mortgage-Backed Securities — Agency	19.1
Residential Mortgage-Backed Securities — Non-Agency	1.8
Retail	0.4
Telecommunications	0.7
U.S Treasury Bills	27.8
U.S. Treasury Securities	19.7
Money Market Investments	1.4

Total	100.4%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$268,614	$—	$268,614
Commercial Mortgage-Backed Securities — Non-Agency	—	42,077	—	42,077
Residential Mortgage-Backed Securities — Agency	—	1,791,376	—	1,791,376
Residential Mortgage-Backed Securities — Non-Agency	—	168,812	—	168,812
Corporate Bonds*	—	2,558,858	—	2,558,858
U.S. Treasury Securities	1,459,017	380,438	—	1,839,455

Total Fixed Income Securities	1,459,017	5,210,175	—	6,669,192

Money Market Investments	126,409	—	—	126,409
Short-Term Investments	2,598,248	—	—	2,598,248

Total Investments	$4,183,674	$5,210,175	$—	$9,393,849

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (3.9% of Net Assets)
$ 8,699,301	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$8,740,506
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.856%, due 12/27/44 (1)(2)	19,947,292
4,414,301	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 1.431%, due 11/25/35 (2)	4,425,172
11,423,601	Ameriquest Mortgage Securities Trust (06-R2-A1), 0.946%, due 04/25/36 (2)	11,495,779
18,835,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.975%, due 11/25/33 (2)	18,812,729
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 2.038%, due 10/27/36 (2)	11,539,147
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 2.106%, due 03/25/36 (1)(2)	7,327,489
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.756%, due 04/25/33 (1)(2)	17,774,775
11,020,000	Flagship CLO (14-8A-A), (144A), 2.583%, due 01/16/26 (1)(2)	11,075,794
12,273,750	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	11,548,198
18,182	Higher Education Funding I (14-1-A), (144A), 1.98%, due 05/25/34 (1)(2)	18,075
17,225,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.789%, due 07/20/43 (2)	16,698,993
31,395,146	Navient Student Loan Trust (14-2-A), 1.411%, due 03/25/83 (2)	30,536,346
31,628,585	Navient Student Loan Trust (14-3-A), 1.391%, due 03/25/83 (2)	30,806,927
17,910,009	Navient Student Loan Trust (14-4-A), 1.391%, due 03/25/83 (2)	17,561,740
30,195,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.706%, due 11/25/48 (1)(2)	28,419,206
3,251,572	SLM Student Loan Trust (04-8-B), 1.498%, due 01/25/40 (2)	2,942,711
20,043	SLM Student Loan Trust (04-8A-A5), (144A), 1.538%, due 04/25/24 (1)(2)	20,097
7,534,000	SLM Student Loan Trust (05-5-A5), 1.788%, due 10/25/40 (2)	7,186,872
5,444,242	SLM Student Loan Trust (07-6-B), 1.888%, due 04/27/43 (2)	4,764,271
4,092,159	SLM Student Loan Trust (07-8-B), 2.038%, due 04/27/43 (2)	3,747,902
7,405,000	SLM Student Loan Trust (08-2-B), 2.238%, due 01/25/83 (2)	6,960,542
6,559,000	SLM Student Loan Trust (08-3-B), 2.238%, due 04/26/83 (2)	6,087,007
3,280,000	SLM Student Loan Trust (08-4-B), 2.888%, due 04/25/29 (2)	3,127,694
16,210,000	SLM Student Loan Trust (08-5-B), 2.888%, due 07/25/29 (2)	15,998,300
6,515,000	SLM Student Loan Trust (08-6-B), 2.888%, due 07/26/83 (2)	6,476,216
6,390,000	SLM Student Loan Trust (08-7-B), 2.888%, due 07/26/83 (2)	6,379,940
5,706,000	SLM Student Loan Trust (08-8-B), 3.288%, due 10/25/29 (2)	5,732,628
15,950,000	SLM Student Loan Trust (08-9-B), 3.288%, due 10/25/83 (2)	16,183,742
11,840,000	SLM Student Loan Trust (11-1-A2), 1.921%, due 10/25/34 (2)	11,952,286
17,730,000	SLM Student Loan Trust (11-2-A2), 1.971%, due 10/25/34 (2)	17,869,422
18,780,000	Voya CLO, Ltd. (14-2A-A1), (144A), 2.473%, due 07/17/26 (1)(2)	18,781,955

	Total Asset-Backed Securities (Cost: $379,561,505)	380,939,753

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.2%)
$45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19	$48,225,667
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20	25,860,613
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	43,665,248
2,542,259	Federal National Mortgage Association, Pool #AE0918, 3.666%, due 10/01/20	2,678,054
18,586,554	Federal National Mortgage Association, Pool #AL0290, 4.448%, due 04/01/21	20,088,685
19,969,825	Federal National Mortgage Association, Pool #AL0600, 4.302%, due 07/01/21	21,374,448
15,509,864	Federal National Mortgage Association, Pool #AL2660, 2.631%, due 10/01/22	15,651,484
42,514,072	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23	42,513,398
10,583,943	Federal National Mortgage Association, Pool #FN0003, 4.283%, due 01/01/21	11,317,808
46,926,357	Federal National Mortgage Association (12-M12-1A), 2.842%, due 08/25/22 (ACES) (2)	47,803,777
32,586,592	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	32,560,415

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $319,988,308)	311,739,597

	Commercial Mortgage-Backed Securities — Non-Agency (0.5%)
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	10,866,277
15,750,000	GRACE Mortgage Trust (14-GRCE-A), (144A), 3.369%, due 06/10/28 (1)	16,394,855
6,105,000	GS Mortgage Securities Corp. (12-ALOH-A), (144A), 3.551%, due 04/10/34 (1)	6,422,892
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	18,816,371

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $52,332,756)	52,500,395

	Residential Mortgage-Backed Securities — Agency (48.9%)
177,473	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	193,057
267,132	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	296,182
3,510,842	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	3,853,819
8,209,963	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	8,973,836
816,715	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	855,018
618,291	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	565,372
3,062,304	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,250,989
1,803,639	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	1,888,525
2,685,760	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	2,845,239
31,721,174	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	34,267,439
46,286,558	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	45,964,168
643,266	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	671,876
526,884	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	483,447
3,105,456	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	3,287,764
38,214,937	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	42,573,899
29,953,539	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	32,163,954
8,158,925	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	8,929,545

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 7,876,743	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	$6,545,773
4,860,846	Federal Home Loan Mortgage Corp. (3315-S), 5.643%, due 05/15/37 (I/O) (I/F) (2)	685,570
4,918,705	Federal Home Loan Mortgage Corp. (3376-SX), 5.273%, due 10/15/37 (I/O) (I/F) (2)	772,984
7,014,485	Federal Home Loan Mortgage Corp. (3410-IS), 5.503%, due 02/15/38 (I/O) (I/F) (2)	924,813
6,718,532	Federal Home Loan Mortgage Corp. (3424-BI), 6.033%, due 04/15/38 (I/O) (I/F) (2)	1,359,861
7,119,353	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,282,694
1,876,392	Federal Home Loan Mortgage Corp. (3519-SH), 4.733%, due 07/15/37 (I/O) (I/F) (2)	219,617
10,716,408	Federal Home Loan Mortgage Corp. (3531-SC), 5.533%, due 05/15/39 (I/O) (I/F) (2)	1,019,704
2,779,521	Federal Home Loan Mortgage Corp. (3541-SA), 5.983%, due 06/15/39 (I/O) (I/F) (2)	469,889
10,120,688	Federal Home Loan Mortgage Corp. (3550-GS), 5.983%, due 07/15/39 (I/O) (I/F) (2)	2,046,735
4,383,191	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	4,868,220
8,900,081	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	9,432,960
20,303,439	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	21,449,215
10,253,881	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	10,813,374
15,022,902	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	15,777,413
1,241,344	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,309,746
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	21,691,877
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	21,547,868
13,330,018	Federal Home Loan Mortgage Corp. (3788-SB), 5.713%, due 01/15/41 (I/O) (I/F) (2)	2,047,314
3,427,299	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	2,905,617
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,170,586
5,705,710	Federal Home Loan Mortgage Corp. (4030-HS), 5.843%, due 04/15/42 (I/O) (I/F) (2)	1,024,404
7,469,124	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	8,194,728
30,594,254	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	34,137,267
9,095,758	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	10,089,483
3,111	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	3,186
5,362	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	5,492
26,633	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	27,364
53,773	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	60,350
194,238	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	211,925
35,796,470	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	38,103,553
11,065,018	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	11,764,902
40,310,419	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	42,779,432
85,634,066	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	88,242,665
1,498,617	Federal Home Loan Mortgage Corp., Pool #G08660, 4%, due 08/01/45	1,573,080
48,924,231	Federal Home Loan Mortgage Corp., Pool #G08677, 4%, due 11/01/45	51,375,373
63,079,719	Federal Home Loan Mortgage Corp., Pool #G08681, 3.5%, due 12/01/45	64,494,326
57,657,835	Federal Home Loan Mortgage Corp., Pool #G08682, 4%, due 12/01/45	60,546,538
127,303,315	Federal Home Loan Mortgage Corp., Pool #G08687, 3.5%, due 01/01/46	130,158,183
71,829,900	Federal Home Loan Mortgage Corp., Pool #G08688, 4%, due 01/01/46	75,428,634

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 39,362,327	Federal Home Loan Mortgage Corp., Pool #G08699, 4%, due 03/01/46	$41,334,410
120,318,270	Federal Home Loan Mortgage Corp., Pool #G08702, 3.5%, due 04/01/46	123,016,492
65,236,789	Federal Home Loan Mortgage Corp., Pool #G08706, 3.5%, due 05/01/46	66,699,770
4,652,984	Federal Home Loan Mortgage Corp., Pool #G08710, 3%, due 06/01/46	4,605,914
89,064,969	Federal Home Loan Mortgage Corp., Pool #G08715, 3%, due 08/01/46	88,163,078
151,371,678	Federal Home Loan Mortgage Corp., Pool #G08716, 3.5%, due 08/01/46	154,766,295
99,188,588	Federal Home Loan Mortgage Corp., Pool #G08721, 3%, due 09/01/46	98,193,140
58,578,053	Federal Home Loan Mortgage Corp., Pool #G08722, 3.5%, due 09/01/46	59,891,707
33,520,603	Federal Home Loan Mortgage Corp., Pool #G08732, 3%, due 10/01/46	33,184,045
162,823,772	Federal Home Loan Mortgage Corp., Pool #G08737, 3%, due 12/01/46	161,185,846
150,330,000	Federal Home Loan Mortgage Corp., Pool #G08747, 3%, due 01/01/47	148,823,868
230,919	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	238,773
727,833	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	738,111
683,750	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	701,737
1,129,734	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	1,215,531
51,736,059	Federal Home Loan Mortgage Corp., Pool #G18592, 3%, due 03/01/31	53,146,362
29,149,532	Federal Home Loan Mortgage Corp., Pool #G18627, 3%, due 01/01/32	29,944,135
15,113	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	16,678
2,416,058	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	2,723,749
2,522,103	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	2,842,192
3,693,182	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	4,027,628
135,130,311	Federal Home Loan Mortgage Corp., Pool #G60238, 3.5%, due 10/01/45	138,705,916
82,293,191	Federal Home Loan Mortgage Corp., Pool #G60440, 3.5%, due 03/01/46	84,471,817
32,110,925	Federal Home Loan Mortgage Corp., Pool #G67700, 3.5%, due 08/01/46	32,961,066
633,938	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	693,666
5,097,989	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	5,653,588
5,307,683	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	5,787,196
5,130,000	Federal Home Loan Mortgage Corp. TBA, 4% (4)	5,368,866
301,905	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	339,281
670,921	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	716,332
904,217	Federal National Mortgage Association (04-52-SW), 6.329%, due 07/25/34 (I/O) (I/F) (2)	192,206
2,028,723	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	2,142,345
2,184,874	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	2,377,278
7,579,314	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	8,080,073
427,614	Federal National Mortgage Association (05-74-CP), 21.923%, due 05/25/35 (I/F) (PAC) (2)	610,647
2,900,905	Federal National Mortgage Association (07-20-SI), 5.679%, due 03/25/37 (I/O) (I/F) (2)	463,504
2,449,023	Federal National Mortgage Association (07-21-SE), 5.669%, due 03/25/37 (I/O) (I/F) (2)	414,574

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 3,204,554	Federal National Mortgage Association (07-56-SG), 5.639%, due 06/25/37 (I/O) (I/F) (2)	$535,335
8,696,028	Federal National Mortgage Association (07-58-SV), 5.979%, due 06/25/37 (I/O) (I/F) (2)	1,325,405
2,051,276	Federal National Mortgage Association (07-65-S), 5.829%, due 07/25/37 (I/O) (I/F) (2)	350,688
1,125,444	Federal National Mortgage Association (07-88-FY), 1.231%, due 09/25/37 (2)	1,132,045
8,799,026	Federal National Mortgage Association (07-103-AI), 5.729%, due 03/25/37 (I/O) (I/F) (2)	1,023,624
21,361,964	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	23,790,268
8,489,132	Federal National Mortgage Association (08-1-AI), 5.479%, due 05/25/37 (I/O) (I/F) (2)	1,482,123
6,721,446	Federal National Mortgage Association (08-13-SB), 5.469%, due 03/25/38 (I/O) (I/F) (2)	1,317,729
12,742,786	Federal National Mortgage Association (08-23-SB), 6.079%, due 04/25/38 (I/O) (I/F) (2)	2,092,591
1,136,166	Federal National Mortgage Association (08-35-SD), 5.679%, due 05/25/38 (I/O) (I/F) (2)	163,961
19,297,163	Federal National Mortgage Association (08-66-SG), 5.299%, due 08/25/38 (I/O) (I/F) (2)	3,283,138
6,812,879	Federal National Mortgage Association (08-68-SA), 5.199%, due 08/25/38 (I/O) (I/F) (2)	885,795
3,752,627	Federal National Mortgage Association (09-3-SH), 4.679%, due 06/25/37 (I/O) (I/F) (2)	495,331
1,754,000	Federal National Mortgage Association (09-47-SV), 5.979%, due 07/25/39 (I/O) (I/F) (2)	279,661
7,066,917	Federal National Mortgage Association (09-51-SA), 5.979%, due 07/25/39 (I/O) (I/F) (2)	1,310,120
3,806,146	Federal National Mortgage Association (09-6-SD), 4.779%, due 02/25/39 (I/O) (I/F) (2)	699,149
8,360,536	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	8,660,211
19,640,305	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	20,712,269
25,480,106	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	26,670,935
1,911,419	Federal National Mortgage Association (09-72-JS), 6.479%, due 09/25/39 (I/O) (I/F) (2)	380,467
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,208,956
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	52,077,910
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	10,539,191
38,540,655	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	38,623,772
13,943,667	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	13,271,168
9,797,765	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	7,168,168
22,760,220	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	16,717,175
20,890,966	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	20,750,843
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,111,786
87,537	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	96,874
505,530	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	472,040
35,754	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	39,584
10,209	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	10,304
162,672	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	180,835
2,242,310	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	2,442,812
954,218	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	1,044,943
5,199,989	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	5,808,679
226,819	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	233,055
44,393	Federal National Mortgage Association, Pool #661856, 3.008%, due 10/01/32 (2)	44,222

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 85,234	Federal National Mortgage Association, Pool #671133, 2.413%, due 02/01/33 (2)	$88,085
52,194	Federal National Mortgage Association, Pool #672272, 3.142%, due 12/01/32 (2)	54,725
154,774	Federal National Mortgage Association, Pool #687847, 2.616%, due 02/01/33 (2)	163,110
810,574	Federal National Mortgage Association, Pool #692104, 2.292%, due 02/01/33 (2)	838,780
355,291	Federal National Mortgage Association, Pool #699866, 2.713%, due 04/01/33 (2)	370,718
139,160	Federal National Mortgage Association, Pool #704454, 2.837%, due 05/01/33 (2)	143,821
222,473	Federal National Mortgage Association, Pool #708820, 3.015%, due 06/01/33 (2)	222,483
119,426	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	122,710
184,168	Federal National Mortgage Association, Pool #728824, 2.975%, due 07/01/33 (2)	195,635
624,811	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	678,788
12,319	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	12,668
635,731	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	737,141
571,946	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	606,162
1,485,336	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	1,618,374
770,115	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	825,548
3,763,946	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	4,078,656
1,960,156	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	2,151,822
6,496,220	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	7,338,851
3,510,633	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	3,966,001
3,787,232	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	4,215,201
39,782,607	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	39,641,849
10,717,539	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	12,232,292
8,059,656	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	9,121,836
5,876,900	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	6,633,625
90,862,609	Federal National Mortgage Association, Pool #AL9027, 4%, due 09/01/46	95,386,737
69,285,079	Federal National Mortgage Association, Pool #AL9105, 4.5%, due 10/01/46	74,556,589
48,791,640	Federal National Mortgage Association, Pool #AL9106, 4.5%, due 02/01/46	52,544,405
220,318,508	Federal National Mortgage Association, Pool #AL9549, 4%, due 09/01/46	231,333,314
127,350,000	Federal National Mortgage Association, Pool #AL9722, 4.5%, due 02/01/47	136,998,535
63,750,739	Federal National Mortgage Association, Pool #BC1158, 3.5%, due 02/01/46	65,212,406
56,916,298	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	57,517,904
40,836,213	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	42,522,304
17,721,253	Federal National Mortgage Association, Pool #MA2676, 2.5%, due 07/01/26	17,975,303
15,671,045	Federal National Mortgage Association, Pool #MA2740, 2.5%, due 09/01/26	15,895,704
3,912,762	Federal National Mortgage Association, Pool #MA2776, 2.5%, due 10/01/26	3,968,855
31,948,876	Federal National Mortgage Association, Pool #MA2801, 2.5%, due 11/01/26	32,406,892
142,263,922	Federal National Mortgage Association, Pool #MA2803, 2.5%, due 11/01/31	142,411,684
18,507,082	Federal National Mortgage Association, Pool #MA2871, 3%, due 01/01/32	19,007,825
21,016,141	Federal National Mortgage Association, Pool #MA2883, 3%, due 01/01/27	21,699,988

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 17,835,000	Federal National Mortgage Association TBA, 2.5% (4)	$17,836,393
98,915,000	Federal National Mortgage Association TBA, 3% (4)	97,902,666
11,650,000	Federal National Mortgage Association TBA, 4% (4)	12,226,129
210,965,000	Federal National Mortgage Association TBA, 4.5% (4)	226,754,412
65,775,000	Federal National Mortgage Association TBA, 3% (4)	67,486,178
82,245,000	Federal National Mortgage Association TBA, 5% (4)	89,557,095
1,067,477	Government National Mortgage Association (03-42-SH), 5.773%, due 05/20/33 (I/O) (I/F) (2)	191,004
14,176,365	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	12,010,955
16,855,379	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	15,370,476
37,325,347	Government National Mortgage Association (15-43-DM), 2.5%, due 03/20/45	33,005,720
11,406,184	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	9,956,037
10,066,492	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	8,897,357
350,444	Government National Mortgage Association II, Pool #80963, 2.125%, due 07/20/34 (2)	362,389
113,552,850	Government National Mortgage Association II, Pool #MA3521, 3.5%, due 03/20/46	117,822,937
55,081,166	Government National Mortgage Association II, Pool #MA3663, 3.5%, due 05/20/46	57,152,460
68,733,786	Government National Mortgage Association II, Pool #MA3736, 3.5%, due 06/20/46	71,318,480
15,662,988	Government National Mortgage Association II, Pool #MA3803, 3.5%, due 07/20/46	16,247,770
127,792,346	Government National Mortgage Association II, Pool #MA4126, 3%, due 12/20/46	129,044,735
90,555,000	Government National Mortgage Association II TBA, 3% (4)	91,333,207

	Total Residential Mortgage-Backed Securities — Agency (Cost: $4,852,644,129)	4,807,471,548

	Residential Mortgage-Backed Securities — Non-Agency (17.2%)
13,378,739	ACE Securities Corp. (06-ASP1-A2D), 1.391%, due 12/25/35 (2)	13,282,875
17,202,756	ACE Securities Corp. (07-ASP1-A2C), 1.031%, due 03/25/37 (2)	9,926,594
9,246,299	ACE Securities Corp. (07-ASP1-A2D), 1.151%, due 03/25/37 (2)	5,386,111
1,316,160	Adjustable Rate Mortgage Trust (04-5-3A1), 3.592%, due 04/25/35 (2)	1,326,368
15,537,434	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 1.101%, due 01/25/36 (2)	15,423,869
3,046,606	Asset-Backed Funding Certificates (05-HE2-M2), 1.521%, due 06/25/35 (2)	3,028,583
8,747,000	Asset-Backed Funding Certificates (07-NC1-A2), (144A), 1.071%, due 05/25/37 (1)(2)	6,850,070
18,190,782	Asset-Backed Funding Certificates (07-WMC1-A2A), 1.521%, due 06/25/37 (2)	13,578,131
234,522	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 1.431%, due 06/25/35 (2)	234,803
758,878	Banc of America Funding Corp. (04-B-3A1), 3.507%, due 12/20/34 (2)	392,482
97,090	Banc of America Funding Corp. (06-D-2A1), 4.7%, due 05/20/36 (2)(5)	87,718
5,137,662	Banc of America Funding Corp. (06-D-3A1), 3.244%, due 05/20/36 (2)(5)	4,559,210
10,379,335	Banc of America Funding Corp. (06-G-2A1), 0.997%, due 07/20/36 (2)	10,265,012

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 8,234,211	Banc of America Funding Corp. (15-R8-1A1), (144A), 1.414%, due 11/26/46 (1)(2)	$7,895,536
1,358,202	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	1,378,151
5,390,836	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (5)	5,038,276
1,328,644	BCAP LLC Trust (07-AA1-1A2), 0.931%, due 02/25/47 (2)	1,317,903
21,196,172	BCAP LLC Trust (08-IND2-A1), 2.421%, due 04/25/38 (2)	20,980,775
71,005	BCAP LLC Trust (09-RR1-21A1), (144A), 3.049%, due 11/26/34 (1)(2)	71,339
516,333	BCAP LLC Trust (09-RR1-22A1), (144A), 3.052%, due 05/26/35 (1)(2)	515,847
336,944	BCAP LLC Trust (09-RR1-23A1), (144A), 3.078%, due 05/26/35 (1)(2)	337,024
636,007	BCAP LLC Trust (11-RR3-1A5), (144A), 3.295%, due 05/27/37 (1)(2)	635,861
1,219,389	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,219,642
4,699,739	BCAP LLC Trust (11-RR4-2A3), (144A), 3.48%, due 06/26/47 (1)(2)	4,699,068
4,034,876	BCAP LLC Trust (11-RR4-3A3), (144A), 3.281%, due 07/26/36 (1)(2)	3,994,438
4,022,627	BCAP LLC Trust (11-RR5-1A3), (144A), 2.939%, due 03/26/37 (1)(2)	4,011,206
11,333,914	BCAP LLC Trust (11-RR9-7A1), (144A), 2.381%, due 04/26/37 (1)(2)	11,265,239
3,095,195	BCAP LLC Trust (12-RR2-9A3), (144A), 3.038%, due 03/26/35 (1)(2)	3,071,448
5,538,902	BCAP LLC Trust (12-RR8-3A1), (144A), 3.171%, due 08/26/36 (1)(2)	5,529,511
1,296,276	BCAP LLC Trust (12-RR9-1A1), (144A), 0.936%, due 07/26/35 (1)(2)	1,287,216
4,253,207	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	4,235,133
1,543,362	Bear Stearns Alt-A Trust (04-13-A1), 1.511%, due 11/25/34 (2)	1,518,869
6,479	Bear Stearns Alt-A Trust (05-2-2A4), 3.164%, due 04/25/35 (2)	6,295
8,225,723	Bear Stearns Alt-A Trust (05-4-23A1), 3.094%, due 05/25/35 (2)	7,979,142
672,617	Bear Stearns Alt-A Trust (06-4-32A1), 3.522%, due 07/25/36 (2)(5)	527,883
1,302,485	Bear Stearns ARM Trust (04-12-1A1), 3.265%, due 02/25/35 (2)	1,191,654
10,093,966	Bear Stearns ARM Trust (05-10-A3), 3.087%, due 10/25/35 (2)	10,423,086
2,863,154	Bear Stearns ARM Trust (06-2-2A1), 3.235%, due 07/25/36 (2)(5)	2,727,462
395,443	Bear Stearns ARM Trust (07-1-2A1), 3.363%, due 02/25/47 (2)(5)	333,281
1,758,407	Bear Stearns ARM Trust (07-5-3A1), 4.687%, due 08/25/47 (2)(5)	1,673,222
2,308,498	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 6%, due 09/25/35 (2)	2,283,326
4,935,962	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.9%, due 09/25/35 (2)	4,882,373
848,464	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.951%, due 10/25/36 (2)	737,150
9,332,466	Carrington Mortgage Loan Trust (05-NC5-A3), 1.191%, due 10/25/35 (2)	9,194,791
1,198,289	Chase Mortgage Finance Corp. (06-A1-2A1), 3.126%, due 09/25/36 (2)(5)	1,097,410
6,256,597	Chase Mortgage Finance Corp. (07-A1-8A1), 3.229%, due 02/25/37 (2)	6,354,587
4,568,562	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	4,458,239
18,361,165	Chaseflex Trust (06-1-A3), 4.633%, due 06/25/36 (2)(5)	18,362,994
26,216,534	CIM Trust (15-3AG-A1), (144A), 2.521%, due 10/25/57 (1)(2)	26,354,062
35,379,430	CIM Trust (15-4AG-A1), (144A), 2.771%, due 10/25/57 (1)(2)	35,373,173

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$52,374,243	CIM Trust (16-4-A1), (144A), 2.617%, due 10/25/57 (1)(2)	$53,103,703
1,028,447	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,015,509
3,223,541	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.752%, due 09/25/36	3,325,058
7,291,230	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 3.094%, due 07/25/36 (2)(5)	6,142,951
5,539,357	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.921%, due 08/25/36 (2)	5,431,524
4,359,378	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(5)	3,193,017
2,049,382	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 3.084%, due 11/25/38 (1)(2)	2,062,233
470,348	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 1.106%, due 07/25/36 (1)(2)	468,479
950,456	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	966,406
5,470,416	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 1.006%, due 07/25/37 (1)(2)	5,335,217
732,039	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	739,014
4,311,048	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	4,503,790
746,756	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (5)	732,321
369,883	Countrywide Alternative Loan Trust (05-84-1A1), 3.198%, due 02/25/36 (2)(5)	259,887
1,322,448	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,342,994
17,425,338	Countrywide Alternative Loan Trust (06-HY12-A5), 2.967%, due 08/25/36 (2)	16,676,351
824,928	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	811,891
10,451,549	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	10,950,524
15,112,599	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 1.371%, due 05/25/35 (2)	12,846,864
48,523	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 3.103%, due 09/20/35 (2)(5)	40,507
13,948	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.296%, due 09/25/47 (2)(5)	12,767
62,271	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.026%, due 03/25/37 (2)(5)	48,778
65,798	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	67,245
2,898,001	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (5)	2,216,507
10,663,433	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (5)	7,762,144
12,202,109	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 1.036%, due 04/27/47 (1)(2)	11,789,998
4,709,063	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 0.916%, due 07/26/36 (1)(2)	4,408,123
4,764,694	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.433%, due 01/25/36	3,509,995
34,343,822	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.931%, due 10/25/36 (2)	23,158,906

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$18,815,645	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 1.001%, due 11/25/36 (2)	$11,190,932
4,372,760	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B), 4.385%, due 02/25/37	3,198,096
15,041,451	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.385%, due 02/25/37	10,999,353
6,352,573	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21	6,057,679
4,135,646	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36	4,079,663
12,129,367	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (5)	10,970,779
9,238,731	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 2.506%, due 06/27/47 (1)(2)	9,474,728
580,793	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.961%, due 02/25/37 (2)(5)	470,297
4,091,607	DSLA Mortgage Loan Trust (05-AR6-2A1A), 1.059%, due 10/19/45 (2)	3,573,924
36,144,887	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.969%, due 10/19/36 (2)	30,952,540
10,786,883	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.909%, due 04/19/47 (2)	9,454,219
5,073,047	Fieldstone Mortgage Investment Corp. (07-1-2A2), 1.026%, due 04/25/47 (2)	3,691,034
26,674,967	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.931%, due 12/25/37 (2)	17,523,538
15,653,780	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.981%, due 12/25/37 (2)	10,369,604
6,381,126	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.896%, due 01/25/38 (2)	4,167,599
26,761,771	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.976%, due 01/25/38 (2)	18,127,163
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 1.021%, due 06/25/36 (2)	3,310,202
6,690,715	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.972%, due 05/25/35 (2)	6,437,685
4,701,612	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.919%, due 09/25/35 (2)(5)	4,208,780
4,583,302	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.885%, due 09/25/35 (2)(5)	4,214,578
17,197,902	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 3.031%, due 01/25/37 (2)(5)	14,680,397
17,099,999	Fremont Home Loan Trust (05-E-2A4), 1.101%, due 01/25/36 (2)	15,321,970
4,293,609	Fremont Home Loan Trust (06-1-2A3), 1.116%, due 04/25/36 (2)	4,120,884
4,015,136	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.511%, due 09/19/35 (2)	3,663,390
716,255	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 1.236%, due 08/25/45 (2)	590,350
7,108,291	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.921%, due 10/25/46 (2)	7,056,372
919,462	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 3.039%, due 11/25/35 (1)(2)	921,098
2,197,797	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	2,219,180

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 1,285,443	GSAA Home Equity Trust (05-9-2A3), 1.141%, due 08/25/35 (2)	$1,265,400
3,961,461	GSR Mortgage Loan Trust (04-9-3A1), 3.147%, due 08/25/34 (2)	4,104,877
18,139,880	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37 (5)	17,254,233
1,615,824	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)	1,453,297
2,656,841	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(5)	2,356,140
3,436,435	Harborview Mortgage Loan Trust (05-9-2A1A), 1.117%, due 06/20/35 (2)	3,264,371
22,267,704	Harborview Mortgage Loan Trust (06-8-2A1A), 0.966%, due 07/21/36 (2)	18,138,753
2,381,022	Home Equity Asset Trust (05-8-2A4), 1.131%, due 02/25/36 (2)	2,387,911
2,620,874	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 1.916%, due 07/25/34 (2)	2,610,102
591,033	Homestar Mortgage Acceptance Corp. (04-5-A1), 1.656%, due 10/25/34 (2)	590,614
1,195,994	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,100,445
9,698	Impac CMB Trust (04-5-1A1), 1.491%, due 10/25/34 (2)	9,352
1,624,233	Impac CMB Trust (05-1-1A1), 1.291%, due 04/25/35 (2)	1,515,414
8,257,034	Impac CMB Trust (05-5-A2), 1.211%, due 08/25/35 (2)	7,261,103
9,460,807	Indymac Index Mortgage Loan Trust (04-AR4-2A), 3.153%, due 08/25/34 (2)	9,481,736
1,440,078	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,152,218
6,505,125	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 3.047%, due 09/25/35 (2)(5)	5,725,935
5,029,970	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.984%, due 11/25/35 (2)	4,441,541
6,206,538	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 3.004%, due 11/25/35 (2)	5,182,134
3,098,286	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 3.065%, due 12/25/35 (2)(5)	2,748,454
4,281,225	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.807%, due 06/25/35 (2)	3,596,259
5,518,732	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 3.159%, due 08/25/36 (2)(5)	4,407,727
11,671,597	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.951%, due 02/25/37 (2)	10,281,218
29,646	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.854%, due 06/25/37 (2)	22,447
22,887,618	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 3.184%, due 05/25/37 (2)(5)	18,656,926
5,471,120	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.249%, due 11/25/37 (2)	5,107,316
11,085,678	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.936%, due 02/25/37 (2)	10,814,746
295,632	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.964%, due 12/26/35 (1)(2)	296,927
9,432,535	JPMorgan Alternative Loan Trust (06-A2-5A1), 3.12%, due 05/25/36 (2)(5)	6,603,702
5,815,584	JPMorgan Alternative Loan Trust (06-A4-A8), 3.053%, due 09/25/36 (2)(5)	6,116,578
8,453,201	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 4.889%, due 10/25/36	6,472,702
28,077,805	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.931%, due 01/25/36 (2)	26,550,482
625,712	JPMorgan Mortgage Trust (05-A6-7A1), 3.166%, due 08/25/35 (2)(5)	601,373
3,863,013	JPMorgan Mortgage Trust (06-A2-5A3), 3.135%, due 11/25/33 (2)	3,893,440
769,087	JPMorgan Mortgage Trust (06-A4-1A4), 3.251%, due 06/25/36 (2)(5)	695,116
35,184	JPMorgan Mortgage Trust (06-A7-2A4R), 3.184%, due 01/25/37 (2)(5)	32,498
1,374,940	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	1,343,002

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 224,491	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.827%, due 08/26/36 (1)(2)	$225,146
2,226,866	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.926%, due 11/26/36 (1)(2)	2,207,267
7,719,766	JPMorgan Resecuritization Trust Series (14-6-3A1), (144A), 0.966%, due 07/27/46 (1)(2)	7,523,233
1,060,748	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	778,644
2,848,694	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (5)	2,781,828
1,415,580	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	1,035,453
21,267,115	Lehman XS Trust (06-10N-1A3A), 0.981%, due 07/25/46 (2)	17,897,704
7,343,029	Lehman XS Trust (06-12N-A31A), 0.971%, due 08/25/46 (2)(5)	5,740,719
6,052,100	Lehman XS Trust (06-13-1A2), 0.941%, due 09/25/36 (2)(5)	5,555,200
13,335,920	Lehman XS Trust (06-9-A1B), 0.931%, due 05/25/46 (2)(5)	11,787,677
807	Lehman XS Trust (06-GP1-A2A), 0.363%, due 05/25/46 (2)	876
11	Lehman XS Trust (06-GP4-3A2A), 0.916%, due 08/25/46 (2)	11
11,750,493	Long Beach Mortgage Loan Trust (06-WL1-1A3), 1.101%, due 01/25/46 (2)	11,495,913
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 1.111%, due 01/25/46 (2)	12,644,498
2,311,268	Luminent Mortgage Trust (07-2-1A3), 0.991%, due 05/25/37 (2)(5)	2,257,653
6,820,962	Madison Avenue Manufactured Housing Contract (02-A-B1), 4.006%, due 03/25/32 (2)	6,940,192
7,482,177	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 1.836%, due 11/25/34 (2)	7,435,009
33,300	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.881%, due 03/25/47 (2)	33,387
7,083,253	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	6,933,268
74,831	MASTR Alternative Loans Trust (06-2-2A1), 1.171%, due 03/25/36 (2)(5)	16,935
129,528	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	130,349
64,206	MASTR Asset Securitization Trust (06-3-2A1), 1.221%, due 10/25/36 (2)	37,857
410,622	MASTR Asset-Backed Securities Trust (06-AB1-A2), 1.001%, due 02/25/36 (2)	410,762
2,040,667	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	2,016,698
5,011,505	MASTR Asset-Backed Securities Trust (06-HE1-A4), 1.061%, due 01/25/36 (2)	4,880,970
24,018,207	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.931%, due 11/25/36 (2)	15,242,977
12,577	MASTR Seasoned Securitization Trust (04-1-4A1), 3.133%, due 10/25/32 (2)	12,650
2,304,747	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 1.001%, due 01/25/37 (2)	1,060,305
1,185,561	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.931%, due 01/25/37 (2)	536,095
9,185,108	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.941%, due 04/25/37 (2)	5,368,181
32,143,998	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 1.021%, due 04/25/37 (2)	19,040,089
7,922,072	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 1.111%, due 04/25/37 (2)	4,762,493
7,145,578	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 1.011%, due 05/25/37 (2)	4,239,144
3,488,887	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.901%, due 06/25/37 (2)	2,505,691
43,099,199	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.931%, due 07/25/37 (2)	26,996,685
2,720,684	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 3.25%, due 08/25/36 (2)(5)	2,522,095
3,999,893	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,312,609

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 969,271	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.731%, due 09/25/34 (2)	$938,837
4,301,304	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 1.566%, due 07/25/35 (2)	4,248,143
1,544,300	Morgan Stanley Home Equity Loan Trust (05-2-M3), 1.446%, due 05/25/35 (2)	1,549,991
4,271,084	Morgan Stanley Home Equity Loan Trust (06-2-A4), 1.051%, due 02/25/36 (2)	4,122,623
3,412,503	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 1.051%, due 11/25/35 (2)	3,354,090
1,170,666	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	619,252
4,341,945	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.891%, due 04/25/37 (2)	2,065,995
11,802,024	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 2.421%, due 10/26/36 (1)(2)	11,766,563
2,330,695	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 3.334%, due 01/26/47 (1)(2)	2,329,070
11,689,195	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.671%, due 12/26/46 (1)(2)	11,695,018
9,256,092	MortgageIT Trust (05-3-A1), 1.356%, due 08/25/35 (2)	8,814,738
4,742,125	MortgageIT Trust (05-4-A1), 1.051%, due 10/25/35 (2)	4,380,999
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 1.021%, due 04/25/37 (2)	9,662,105
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 1.291%, due 03/25/35 (2)	7,506,875
956,875	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.929%, due 01/26/37 (1)(2)	952,849
10,054,083	Nomura Resecuritization Trust (15-1R-2A1), (144A), 1.42%, due 10/26/36 (1)(2)	10,035,938
7,911,874	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.574%, due 08/26/46 (1)(2)	7,879,149
12,823,799	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.896%, due 10/26/36 (1)(2)	12,433,430
4,991,772	Nomura Resecuritization Trust (15-4R-3A1), (144A), 3.467%, due 02/26/36 (1)(2)	5,054,171
14,794,367	Nomura Resecuritization Trust (15-5R-2A1), (144A), 3.111%, due 03/26/35 (1)(2)	14,944,638
6,174,684	Nomura Resecuritization Trust (15-7R-2A1), (144A), 2.768%, due 08/26/36 (1)(2)	6,330,120
3,627,194	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	3,892,434
5,701,012	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	5,002,344
8,949,051	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	9,092,852
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 1.041%, due 03/25/37 (2)	16,151,010
20,471,678	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.931%, due 09/25/37 (2)	12,030,735
2,319,068	Park Place Securities, Inc. (05-WCH1-M2), 1.551%, due 01/25/36 (2)	2,317,470
4,207,981	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	3,993,716
5,229,254	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	5,424,087
2,463,110	RAAC Series Trust (07-SP1-A3), 1.251%, due 03/25/37 (2)	2,404,975
1,136,903	RALI Trust (05-QA13-2A1), 4.141%, due 12/25/35 (2)(5)	998,188
4,734,119	RALI Trust (05-QA7-A21), 3.529%, due 07/25/35 (2)(5)	4,352,662
8,852,997	RALI Trust (06-QA3-A1), 0.971%, due 04/25/36 (2)(5)	8,360,915
8,368,784	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.802%, due 07/25/35 (2)(5)	6,847,910
1,509,609	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (5)	1,349,570
27,482	Residential Accredit Loans, Inc. (06-QA1-A21), 4.246%, due 01/25/36 (2)(5)	22,434
23,672,893	Residential Accredit Loans, Inc. (06-QA10-A2), 0.951%, due 12/25/36 (2)	19,937,022

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 33,094	Residential Accredit Loans, Inc. (06-QA2-1A1), 1.021%, due 02/25/36 (2)(5)	$25,168
60,102,774	Residential Accredit Loans, Inc. (06-QS10-AV), 0.576%, due 08/25/36 (I/O) (2)	1,440,748
59,233,244	Residential Accredit Loans, Inc. (06-QS11-AV), 0.344%, due 08/25/36 (I/O) (2)	929,171
8,034,793	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	6,952,977
79,396,021	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.752%, due 06/25/36 (I/O) (2)	2,351,297
17,762,672	Residential Accredit Loans, Inc. (06-QS7-AV), 0.662%, due 06/25/36 (I/O) (2)	436,110
4,101,005	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.169%, due 01/25/37 (I/O) (2)	30,421
30,529,421	Residential Accredit Loans, Inc. (07-QS2-AV), 0.326%, due 01/25/37 (I/O) (2)	420,210
120,905,244	Residential Accredit Loans, Inc. (07-QS3-AV), 0.343%, due 02/25/37 (I/O) (2)	1,803,362
13,740,609	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.379%, due 03/25/37 (I/O) (2)	183,983
19,486,753	Residential Accredit Loans, Inc. (07-QS5-AV), 0.25%, due 03/25/37 (I/O) (2)	236,961
4,358,323	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	3,516,994
28,461,942	Residential Accredit Loans, Inc. (07-QS8-AV), 0.394%, due 06/25/37 (I/O) (2)	409,473
40,105	Residential Funding Mortgage Securities I (05-SA5-2A), 3.746%, due 11/25/35 (2)(5)	36,535
963,307	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (5)	867,207
10,836,613	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	10,199,016
37,905	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.633%, due 04/25/37 (2)(5)	32,844
11,760,536	Saxon Asset Securities Trust (06-2-A2), 0.901%, due 09/25/36 (2)	11,713,833
16,106,690	Saxon Asset Securities Trust (06-3-A3), 0.941%, due 10/25/46 (2)	13,614,114
22,258,697	Saxon Asset Securities Trust (07-2-A2D), 1.071%, due 05/25/47 (2)	16,316,659
3,520,681	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 1.111%, due 02/25/37 (2)	1,971,164
46,213,909	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 1.001%, due 02/25/37 (2)	31,049,945
20,824,363	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.911%, due 01/25/37 (2)	13,502,249
1,149,931	Sequoia Mortgage Trust (03-8-A1), 1.417%, due 01/20/34 (2)	1,103,223
2,083,733	SG Mortgage Securities Trust (05-OPT1-A3), 1.121%, due 10/25/35 (2)	2,077,598
24,521,548	SG Mortgage Securities Trust (07-NC1-A2), (144A), 1.011%, due 12/25/36 (1)(2)	15,120,450
6,518,767	Soundview Home Equity Loan Trust (06-2-A4), 1.041%, due 03/25/36 (2)	6,495,738
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 1.001%, due 06/25/36 (2)	7,739,743
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 1.021%, due 08/25/37 (2)	2,864,424
444,418	Specialty Underwriting & Residential Finance (05-BC4-A2C), 1.121%, due 09/25/36 (2)	444,778
23,095	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.921%, due 09/25/37 (2)	13,858
3,352,276	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 3.151%, due 09/25/34 (2)	3,315,744
5,477,326	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 3.086%, due 10/25/34 (2)	5,592,703

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 7,540,231	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.721%, due 08/25/35 (2)	$7,407,606
650,240	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 3.396%, due 03/25/36 (2)(5)	535,920
2,778,540	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 3.306%, due 05/25/36 (2)(5)	2,351,244
6,647,270	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 3.22%, due 06/25/36 (2)(5)	5,840,154
5,105,878	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 3.441%, due 02/25/37 (2)	4,468,692
207,428	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.863%, due 05/25/36 (2)(5)	116,433
388,067	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	394,135
11,994,820	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.921%, due 07/25/36 (1)(2)	11,824,276
10,303,235	Structured Asset Securities Corp. (06-WF2-A4), 1.081%, due 07/25/36 (2)	10,027,353
362,659	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 3.153%, due 04/25/37 (2)(5)	303,438
15,735	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.146%, due 06/25/37 (2)(5)	14,102
1,306,232	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 3.398%, due 01/25/37 (2)	1,301,145
10,544,193	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 1.011%, due 08/25/36 (2)	6,676,246
9,614,044	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.862%, due 01/25/35 (2)	9,801,262
11,484,877	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 1.061%, due 10/25/45 (2)	11,050,120
925,533	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 2.017%, due 10/25/45 (2)	932,325
2,269,837	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.964%, due 12/25/35 (2)	2,095,331
3,690,568	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.85%, due 01/25/36 (2)	3,430,672
343,016	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 1.081%, due 01/25/45 (2)	319,339
8,634,901	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 1.411%, due 07/25/45 (2)	8,431,700
24,554,483	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.637%, due 01/25/46 (2)	23,876,441
6,460,062	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.556%, due 09/25/46 (2)	5,393,227
6,982,044	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 1.384%, due 12/25/46 (2)	6,185,039
136,452	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.777%, due 11/25/30 (2)	136,875
1,590,431	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (5)	1,499,041
3,016,491	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.371%, due 07/25/36 (2)(5)	1,885,491
5,404,560	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.941%, due 12/25/36 (2)	4,433,050
2,211,328	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.853%, due 04/25/47 (2)(5)	1,849,100
6,627,719	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 1.081%, due 06/25/37 (2)	5,425,818
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 1.051%, due 04/25/36 (2)	10,719,096
11,900,054	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.921%, due 01/25/37 (2)	11,647,727

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Fixed Income Securities	Value
$ 5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 1.091%, due 03/25/37 (2)	$4,133,452
4,717,432	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 3.42%, due 03/27/37 (1)(2)	4,661,260
4,122,030	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.936%, due 09/27/47 (1)(2)	4,064,885
3,803,626	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 3.105%, due 01/25/35 (2)	3,797,606
7,512,743	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 3.033%, due 08/25/36 (2)(5)	7,252,537
4,667,067	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 3.055%, due 03/25/36 (2)	4,648,930
3,033,492	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 3.09%, due 05/25/36 (2)(5)	2,954,003
5,710,206	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (5)	5,644,140
605,858	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 3.12%, due 08/25/37 (2)(5)	582,758
2,604,675	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	2,739,390

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,424,321,625)	1,692,698,904

	U.S. Government Agency Obligation (Cost: $44,320,080) (0.4%)
44,400,000	Federal Home Loan Bank, 1.25%, due 06/28/30	44,462,404

	U.S. Treasury Securities (19.1%)
621,245,000	U.S. Treasury Bond, 2.875%, due 11/15/46	599,902,128
215,470,000	U.S. Treasury Note, 1.5%, due 01/31/22	211,051,178
276,795,000	U.S. Treasury Note, 1.875%, due 01/31/22	276,438,571
387,890,000	U.S. Treasury Note, 2%, due 12/31/21	389,602,147
331,460,000	U.S. Treasury Note, 2%, due 11/15/26	318,570,515
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	83,713,984

	Total U.S. Treasury Securities (Cost: $1,879,284,238)	1,879,278,523

	Total Fixed Income Securities (Cost: $8,952,452,641) (93.2%)	9,169,091,124

Number of Shares	Money Market Investments
153,603,000	Dreyfus Government Cash Management Fund — Institutional Class, 0.47% (6)	153,603,000
200,959	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.42% (6)	200,959

	Total Money Market Investments (Cost: $153,803,959) (1.6%)	153,803,959

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Principal Amount	Short-Term Investments	Value
	Foreign Government Bonds (4.8%)
$ 2,400,000,000	Japan Treasury Bill, 0%, due 02/27/17 (3)	$21,321,529
11,000,000,000	Japan Treasury Bill, 0%, due 03/13/17 (3)	97,738,921
40,300,000,000	Japan Treasury Bill, 0%, due 05/01/17 (3)	358,233,081

	Total Foreign Government Bonds (Cost: $472,475,435)	477,293,531

	U.S. Treasury Securities (6.2%)
10,425,000	U.S. Treasury Bill, 0.46%, due 04/06/17 (7)(8)	10,416,431
130,000,000	U.S. Treasury Bill, 0.48%, due 04/13/17 (7)	129,877,540
420,560,000	U.S. Treasury Bill, 0.48%, due 04/20/17 (7)	420,124,720
50,000,000	U.S. Treasury Bill, 0.51%, due 05/04/17 (7)	49,935,300

	Total U.S. Treasury Securities (Cost: $610,320,456)	610,353,991

	Total Short-Term Investments (Cost: $1,082,795,891) (11.0%)	1,087,647,522

	Total Investments (Cost: $10,189,052,491) (105.8%)	10,410,542,605
	Liabilities in Excess of Other Assets (-5.8%)	(574,311,686)

	Net Assets (100.0%)	$9,836,230,919

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2017

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
5,140	2-Year U.S. Treasury Note Futures	03/31/17	$1,114,335,943	$190,673
5,039	5-Year U.S. Treasury Note Futures	03/31/17	593,932,760	(1,072,533)
1,845	10-Year U.S. Treasury Note Futures	03/22/17	229,644,844	(1,949,796)

			$1,937,913,547	$(2,831,656)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
JPMorgan Chase Bank N.A.	JPY	2,400,000,000	02/27/17	$22,066,226	$21,333,387	$732,839
Bank of America	JPY	11,000,000,000	03/13/17	96,531,111	97,842,891	(1,311,780)
Citibank N.A.	JPY	40,300,000,000	05/01/17	355,540,656	359,283,411	(3,742,755)

				$474,137,993	$478,459,689	$(4,321,696)

Notes to the Schedule of Investments:

JPY		Japanese Yen
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2017, the value of these securities amounted to $495,750,616 or 5.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2017.

(3)		As of January 31, 2017, security is not accruing interest.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.

(6)		Rate disclosed is the 7-day net yield as of January 31, 2017.

(7)		Rate shown represents yield-to-maturity.

(8)		All or a portion of this security is held as collateral for open futures contracts.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Asset-Backed Securities	3.9%
Commercial Mortgage-Backed Securities — Agency	3.2
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Residential Mortgage-Backed Securities — Agency	48.9
Residential Mortgage-Backed Securities — Non-Agency	17.2
Short Term Investments	11.0
U.S. Government Agency Obligations	0.4
U.S. Treasury Securities	19.1
Money Market Investments	1.6

Total	105.8%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2017

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$380,939,753	$—	$380,939,753
Commercial Mortgage-Backed Securities — Agency	—	311,739,597	—	311,739,597
Commercial Mortgage-Backed Securities — Non-Agency	—	52,500,395	—	52,500,395
Residential Mortgage-Backed Securities — Agency	—	4,807,471,548	—	4,807,471,548
Residential Mortgage-Backed Securities — Non-Agency	—	1,684,440,233	8,258,671	1,692,698,904
U.S. Government Agency Obligations	—	44,462,404	—	44,462,404
U.S. Treasury Securities	1,879,278,523	—	—	1,879,278,523

Total Fixed Income Securities	1,879,278,523	7,281,553,930	8,258,671	9,169,091,124

Money Market Investments	153,803,959	—	—	153,803,959
Short-Term Investments*	610,353,991	477,293,531	—	1,087,647,522

Total Investments	$2,643,436,473	$7,758,847,461	$8,258,671	$10,410,542,605

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	732,839	—	732,839
Futures
Interest Rate Risk	190,673	—	—	190,673

Total	$2,643,627,146	$7,759,580,300	$8,258,671	$10,411,466,117

Liability Derivatives
Futures
Interest Rate Risk	$(3,022,329)	$—	$—	$(3,022,329)
Forward Currency Contracts
Foreign Currency Risk	—	(5,054,535)	—	(5,054,535)

Total	$(3,022,329)	$(5,054,535)	$—	$(8,076,864)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company LLC (the “Advisor”) that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) Board of Directors (the “Board”).

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The summary of the inputs used as of January 31, 2017 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2016	$1,180,023	$817	$166,910	$396,790	$8,722,086
Accrued Discounts (Premiums)	(390)	—	—	—	(335,511)
Realized Gain (Loss)	(1,029)	(88)	2,288	(15,862)	—
Change in Unrealized Appreciation	50,505	(462)	2,598	20,953	(127,420)
Purchases	—	—	—	—	—
Sales	(21,514)	—	—	(272,208)	(484)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of January 31, 2017	$1,207,595	$267	$171,796	$129,673	$8,258,671

Change in Unrealized Appreciation from Investments Still Held at January 31, 2017	$50,505	$(462)	$2,598	$3,202	$(127,420)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2017, are as follows:

Description	Fair Value at 1/31/2017	Valuation Techniques*	Unobservable Input	Price or Price Range
TCW Core Fixed Income Fund
Corporate Bonds	$1,207,595	Third-party Vendor	Vendor Price	$108.113
TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities - Non-Agency	$267	Third-party Vendor	Vendor Price	$0.016
TCW Global Bond Fund
Commercial Mortgage-Backed Securities - Non-Agency	$14,915	Third-party Vendor	Vendor Price	$0.323 - $ 584
Residential Mortgage-Backed Securities - Non-Agency	$156,881	Third-party Vendor	Vendor Price	$12.533
TCW High yield Bond Fund
Corporate Bonds	$129,673	Third-party Vendor	Vendor Price	$40.5
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non- Agency	$16,935	Third-party Vendor	Vendor Price	$22.63
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$8,241,736	Third-party Vendor	Vendor Prices	$0.742 - 2.961

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee (the “Pricing Committee”) in accordance with the guidelines established by the Board, and under the general oversight of the Board. The Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Company’s President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2017, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Asset Derivatives
Futures Contracts	$—	$—	$—	$7	$—	$7

Total Value	$—	$—	$—	$7	$—	$7
Liability Derivatives
Futures Contracts	$—	$—	$—	$(178)	$—	$(178)

Total Value	$—	$—	$—	$(178)	$—	$(178)
Number of Contracts (2)
Futures Contracts	—	—	—	1,156	—	1,156
TCW Emerging Markets Income Fund
Asset Derivatives
Investments (1)	$—	$—	$2,707	—	$—	$2,707
Swaps Contracts	2,908	—	—	—	—	2,908
Futures Contracts	—	—	—	468	—	468

Total Value	$2,908	$—	$2,707	$468	$—	$6,083
Liability Derivatives
Forward Contracts	$—	$—	$(3,013)	$—	$—	$(3,013)
Written Options	—	—	(780)	—	—	(780)
Swaps Contracts	(1,476)	—	—	—	—	(1,476)

Total Value	$(1,476)	$—	$(3,793)	$—	$—	$(5,269)
Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Contracts	—	—	$152,447,543	—	—	$152,447,543
Options Purchased	—	—	$40,776,000	—	—	$40,776,000
Options Written	—	—	$45,864,000	—	—	$45,864,000
Futures Contracts	—	—	—	354	—	354
Swaps Contracts	$197,885,000	—	—	—	—	$197,885,000

TCW Emerging Markets Local Currency Income Fund

Asset Derivatives

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Investments (1)	$—	$—	$98	—	$—	$98
Forward Contracts	—	—	714	—	—	714

Total Value	$—	$—	$812	$—	$—	$812
Liability Derivatives
Forward Contracts	—	—	(685)	—	—	(685)
Written Options	—	—	(28)	—	—	(28)

Total Value	$—	$—	$(713)	$—	$—	$(713)
Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Contracts	—	—	$80,430,870	—	—	$80,430,870
Options Purchased	—	—	$3,333,333	—	—	$3,333,333
Options Written	—	—	$4,150,000	—	—	$4,150,000
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Swaps Contracts	$—	$(9)	$—	$—	$—	$(9)

Total Value	$—	$(9)	$—	$—	$—	$(9)
Notional Amounts (2)
Swaps Contracts	—	$1,241,600	—	—	—	$1,241,600
TCW Global Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$18	$—	$—	$18

Total Value	$—	$—	$18	$—	$—	$18
Liability Derivatives
Forward Contracts	$—	$—	$(15)	—	$—	$(15)

Total Value	$—	$—	$(15)	$—	$—	$(15)
Notional Amounts (2)
Forward Currency Contracts	—	—	$1,505,377	—	—	$1,505,377

TCW High Yield Bond Fund

Liability Derivatives

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Swaps Contracts	$(1)	$—	$—	$—	$—	$(1)

Total Value	$(1)	$—	$—	$—	$—	$(1)
Notional Amounts (2)
Swaps Contracts	$250,000	—	—	—	—	$250,000
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$191	$—	$191
Forward Contracts	—	—	733	—	—	733

Total Value	$—	$—	$733	$191	$—	$924
Liability Derivatives
Forward Contracts	$—	$—	$(5,054)	$—	$—	$(5,054)
Futures Contracts	—	—	—	(3,022)	—	(3,022)

Total Value	$—	$—	$(5,054)	$(3,022)	$—	$(8,076)
Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	—	—	$482,437,353	—	—	$482,437,353
Futures Contracts	—	—	—	12,024	—	12,024

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2017.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by each Fund, as unrealized gains or losses. When the contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2017 are disclosed in the Schedule of Investments.

Future Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2017 are listed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

The Funds may purchase or write (sell) put and call swaptions. Swaption contracts give the purchaser the right (or option), but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended January 31, 2017, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund purchased and wrote options.

Transactions in written option contracts for the period ended January 31, 2017 were as follows:

TCW Emerging Markets Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	56,725,000	$906,833
Options written	61,914,000	637,482
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(56,725,000)	(906,833)

Options outstanding at January 1, 2017	61,914,000	$637,482

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2016	5,980,000	$65,902
Options written	2,220,000	22,921
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(2,930,000)	(18,459)

Options outstanding at January 1, 2017	5,270,000	$70,364

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2017, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure. The TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal- only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, each Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2017.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2017.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2017.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2017.

Note 2 – Federal Income Taxes

At January 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$16,712	$(17,083)	$(371)	$1,827,265
TCW Emerging Markets Income Fund	74,516	(43,844)	30,672	3,197,877
TCW Emerging Markets Local Currency Income Fund	3,717	(3,811)	(94)	113,260
TCW Enhanced Commodity Strategy Fund	—	(491)	(491)	1,612
TCW Global Bond Fund	371	(947)	(576)	16,525
TCW High Yield Bond Fund	572	(355)	217	28,203
TCW Short Term Bond Fund	17	(51)	(34)	9,428
TCW Total Return Bond Fund	360,493	(89,506)	270,987	10,139,556

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at January 31, 2017 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,170,251	$1,207,595	0.07%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$3,109	$267	0.02%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$7,944	$10,634	0.07%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	8,019	4,281	0.03%

		$15,963	$14,915	0.10%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2017

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	March 17, 2017